UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Core Bond Fund

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 106.3%

	CORPORATE BONDS – 44.9%

	Automobiles – 0.5%

$750	General Motors Corporation	4.000%	4/01/25	BBB–	$767,132

	Banks – 6.1%

290	Bank of America Corporation	4.000%	4/01/24	A	312,665

490	Bank of America Corporation	3.875%	8/01/25	A	523,780

1,000	Bank of America Corporation	4.450%	3/03/26	A–	1,073,851

1,005	Citigroup Inc.	4.500%	1/14/22	A	1,110,045

807	Fifth Third Bancorp.	3.500%	3/15/22	A	854,354

1,510	GE Capital International Funding CO	4.418%	11/15/35	AA–	1,698,025

505	JPMorgan Chase & Company	3.200%	1/25/23	A+	526,818

1,240	JPMorgan Chase & Company	3.375%	5/01/23	A	1,274,603

1,000	JPMorgan Chase & Company	6.400%	5/15/38	A+	1,380,823

1,275	Santander UK PLC	3.050%	8/23/18	A1	1,305,039
9,122	Total Banks				10,060,003

	Beverages – 1.1%

1,395	Anheuser Busch InBev Finance Inc.	3.650%	2/01/26	A–	1,493,882

420	Dr. Pepper Snapple Group Inc.	2.550%	9/15/26	BBB+	418,483
1,815	Total Beverages				1,912,365

	Biotechnology – 1.0%

630	Biogen Inc.	3.625%	9/15/22	A–	674,849

940	Celgene Corporation	3.625%	5/15/24	BBB+	989,865
1,570	Total Biotechnology				1,664,714

	Capital Markets – 4.2%

665	Charles Schwab Corporation	3.000%	3/10/25	A	692,011

520	Deutsche Bank AG London	2.500%	2/13/19	A–	504,948

1,280	Goldman Sachs Group, Inc.	5.750%	1/24/22	A	1,485,901

1,090	Goldman Sachs Group, Inc.	6.750%	10/01/37	A–	1,390,547

470	Morgan Stanley	6.625%	4/01/18	A	503,581

1,145	Morgan Stanley	3.950%	4/23/27	A–	1,191,663

1,105	State Street Corporation	3.300%	12/16/24	AA–	1,180,179
6,275	Total Capital Markets				6,948,830

	Communications Equipment – 0.4%

605	Qualcomm, Inc.	3.450%	5/20/25	A+	644,678

NUVEEN	1

Nuveen Core Bond Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Containers & Packaging – 0.3%

$480	Packaging Corporation of America	3.650%	9/15/24	BBB	$499,885

	Diversified Financial Services – 0.7%

995	Rabobank Nederland	3.875%	2/08/22	Aa2	1,085,617

	Diversified Telecommunication Services – 3.7%

890	AT&T, Inc.	3.800%	3/15/22	A–	953,347

1,250	AT&T, Inc.	5.550%	8/15/41	A–	1,430,419

2,020	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	2,026,773

775	Verizon Communications	5.150%	9/15/23	A–	901,997

750	Verizon Communications	4.125%	8/15/46	A–	752,168
5,685	Total Diversified Telecommunication Services				6,064,704

	Energy Equipment & Services – 0.8%

1,350	Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB–	1,374,683

	Equity Real Estate Investment Trusts – 1.9%

635	American Tower Company	5.000%	2/15/24	BBB	719,602

380	Crown Castle International Corporation	3.700%	6/15/26	BBB–	396,737

635	Digital Realty Trust Inc.	3.625%	10/01/22	BBB	658,717

1,255	WP Carey Inc.	4.600%	4/01/24	BBB	1,312,070
2,905	Total Equity Real Estate Investment Trusts				3,087,126

	Food & Staples Retailing – 1.6%

930	CVS Health Corporation	3.875%	7/20/25	BBB+	1,012,990

730	Sysco Corporation	3.750%	10/01/25	A3	785,970

850	Walgreen Company	3.100%	9/15/22	BBB	885,544
2,510	Total Food & Staples Retailing				2,684,504

	Health Care Equipment & Supplies – 1.5%

680	Becton Dickinson & Company	3.734%	12/15/24	BBB+	737,865

1,355	Ochsner Clinic Foundation	5.897%	5/15/45	A–	1,775,596
2,035	Total Health Care Equipment & Supplies				2,513,461

	Health Care Providers & Services – 2.9%

1,715	Mayo Clinic Rochester	3.774%	11/15/43	AA	1,781,818

970	NYU Hospitals Center	4.784%	7/01/44	A–	1,132,572

1,215	UnitedHealth Group Incorporated	2.875%	3/15/22	A+	1,273,034

630	Wellpoint Inc.	3.125%	5/15/22	A	654,968
4,530	Total Health Care Providers & Services				4,842,392

	Insurance – 3.5%

500	AFLAC Insurance	6.450%	8/15/40	A–	679,602

620	American International Group, Inc.	3.750%	7/10/25	A–	650,653

990	Berkshire Hathaway Inc.	3.125%	3/15/26	AA	1,042,118

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance (continued)

$750	Lincoln National Corporation	4.000%	9/01/23	A–	$799,715

1,220	MetLife Inc.	3.000%	3/01/25	A–	1,242,103

940	Prudential Financial Inc.	3.500%	5/15/24	A	983,567

465	Symetra Financial Corporation	4.250%	7/15/24	Baa1	483,005
5,485	Total Insurance				5,880,763

	Internet and Direct Marketing Retail – 0.7%

980	Amazon.com Incorporated	3.800%	12/05/24	AA–	1,086,836

	Internet Software & Services – 0.4%

655	eBay Inc.	3.800%	3/09/22	BBB+	700,496

	IT Services – 0.6%

955	Visa Inc.	3.150%	12/14/25	A+	1,009,408

	Leisure Products – 0.6%

1,025	Hyatt Hotels Corporation	3.375%	7/15/23	BBB	1,054,408

	Machinery – 0.5%

830	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/01/24	BBB	880,277

	Media – 4.6%

605	21st Century Fox America Inc.	4.000%	10/01/23	BBB+	664,962

350	21st Century Fox America Inc.	6.650%	11/15/37	BBB+	462,345

785	British Sky Broadcasting Group PLC, 144A	6.100%	2/15/18	BBB	828,414

835	CBS Corporation	7.875%	7/30/30	BBB	1,186,375

835	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation, 144A	4.908%	7/23/25	BBB	921,824

305	Cox Communications Inc., 144A	3.850%	2/01/25	BBB+	314,477

435	Cox Communications Inc., 144A	3.350%	9/15/26	BBB+	436,735

660	Discovery Communications Inc.	5.050%	6/01/20	BBB–	722,678

1,460	NBC Universal Media LLC	6.400%	4/30/40	A–	2,047,776
6,270	Total Media				7,585,586

	Metals & Mining – 0.3%

495	Nucor Corporation	4.000%	8/01/23	A–	533,614

	Oil, Gas & Consumable Fuels – 1.8%

600	Apache Corporation	4.250%	1/15/44	BBB	584,280

550	EOG Resources Inc.	4.100%	2/01/21	BBB+	592,644

590	Spectra Energy Partners LP	4.750%	3/15/24	BBB	648,337

480	SunCor Energy Inc.	5.950%	12/01/34	A–	581,826

540	Valero Energy Corporation	3.400%	9/15/26	BBB	533,472
2,760	Total Oil, Gas & Consumable Fuels				2,940,559

NUVEEN	3

Nuveen Core Bond Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Pharmaceuticals – 0.6%

$995	Merck & Company Inc.	2.750%	2/10/25	AA	$1,031,659

	Road & Rail – 0.6%

895	Burlington Northern Santa Fe, LLC	3.400%	9/01/24	A	963,943

	Semiconductors & Semiconductor Equipment – 0.7%

1,040	Applied Materials Inc.	4.300%	6/15/21	A–	1,157,080

	Specialty Retail – 1.0%

520	Home Depot, Inc.	2.625%	6/01/22	A	540,024

1,000	Swiss Re Treasury US Corporation, 144A	4.250%	12/06/42	AA–	1,066,710
1,520	Total Specialty Retail				1,606,734

	Technology Hardware, Storage & Peripherals – 0.6%

905	HP Inc.	4.650%	12/09/21	BBB+	992,059

	Tobacco – 0.5%

885	Reynolds American Inc.	3.250%	11/01/22	BBB	912,802

	Transportation Infrastructure – 0.6%

1,000	Sydney Airport Finance Company Party Limited, 144A	3.900%	3/22/23	BBB	1,064,816

	Wireless Telecommunication Services – 0.6%

880	Rogers Communications Inc.	3.625%	12/15/25	BBB+	955,152
$68,202	Total Corporate Bonds (cost $69,360,395)				74,506,286

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.4%

	Banks – 0.4%

$700	Wachovia Capital Trust III	5.570%	N/A (3)	BBB	$698,180
$700	Total $1,000 Par (or similar) Institutional Preferred (cost $619,897)				698,180

Principal Amount (000)	Description (1)		Optional Call Provisions (4)	Ratings (2)	Value

	MUNICIPAL BONDS – 1.0%

	North Carolina – 1.0%

$1,520	North Carolina Eastern Municipal Power Agency, Revenue Bonds, Federally Taxable Series 2015, 3.808%, 7/01/23		No Opt. Call	A	$1,623,770
$1,520	Total Municipal Bonds (cost $1,520,000)				1,623,770

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 15.4%

$1,835	Federal Home Loan Bank Bonds	0.875%	6/29/18	Aaa	$1,842,054

60	Federal Home Loan Mortgage Corporation, Notes	1.750%	5/30/19	Aaa	61,249

4	NUVEEN

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)

$2,055		Freddie Mac Reference Notes	5.000%	12/14/18	Aa2	$2,234,399

1,875		Freddie Mac Reference Notes	1.125%	4/15/19	Aaa	1,883,199

250		U.S. Treasury Bonds	2.750%	11/15/42	Aaa	272,949

970		U.S. Treasury Bonds, (5)	3.625%	2/15/44	Aaa	1,238,758

20		U.S. Treasury Bonds	2.500%	2/15/45	Aaa	20,734

495		U.S. Treasury Bonds	3.000%	11/15/45	Aaa	566,581

5,545		U.S. Treasury Notes	2.875%	3/31/18	Aaa	5,720,014

1,775		U.S. Treasury Notes	0.875%	1/31/18	Aaa	1,778,674

1,000		U.S. Treasury Notes	1.375%	5/31/21	Aaa	1,010,937

600		U.S. Treasury Notes	2.125%	6/30/21	Aaa	626,531

650		U.S. Treasury Notes	2.500%	5/15/24	Aaa	698,725

830		U.S. Treasury Notes	2.375%	8/15/24	Aaa	884,663

540		U.S. Treasury Notes	1.625%	2/15/26	Aaa	541,329

395		U.S. Treasury Notes	2.875%	8/15/45	Aaa	441,335

5,075		U.S. Treasury Notes, (5)	2.500%	2/15/46	Aaa	5,262,536

350		U.S. Treasury Notes, (5)	2.500%	5/15/46	Aaa	363,426
$24,320		Total U.S. Government and Agency Obligations (cost $24,753,088)				25,448,093

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 44.6%

$1,136		321 Henderson Receivables LLC, Series 2010-3A, 144A	3.820%	12/15/48	Aaa	$1,174,804

885		American Homes 4 Rent, Series 2014-SFR2, 144A	3.786%	10/17/36	Aaa	957,000

500		American Homes 4 Rent, Series 2015-SFR2, 144A	5.036%	10/17/45	Baa2	552,760

260		Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	4.512%	9/15/48	A–	272,092

165		Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/15/48	BBB–	129,319

2,000		Citigroup Commercial Mortgage Trust Series 2012-GC8	3.024%	9/10/45	Aaa	2,108,087

1,811		Colony American Homes Trust 2014-1A, 144A	1.681%	5/17/31	Aaa	1,811,820

625		Commercial Mortgage Pass-Through Certificates, Series 2015-CR26	4.645%	10/10/48	A–	628,453

900		Conns Receivables Funding Trust II, Series 2016-B, 144A, (WI/DD)	3.730%	10/15/18	BBB	900,000

—	(6)	ContiMortgage Home Equity Loan Trust, Series 1997-2	7.090%	4/15/28	AAA	7

347		Fannie Mae Mortgage Pool 725111	2.710%	9/01/33	Aaa	371,294

764		Fannie Mae Mortgage Pool 725205	5.000%	3/01/34	Aaa	852,378

312		Fannie Mae Mortgage Pool 848390	2.310%	12/01/35	Aaa	324,057

568		Fannie Mae Mortgage Pool 886034	3.071%	7/01/36	Aaa	604,195

1,458		Fannie Mae Mortgage Pool 890310	4.500%	12/01/40	Aaa	1,603,187

446		Fannie Mae Mortgage Pool 995949	2.823%	9/01/36	Aaa	471,639

1,118		Fannie Mae Mortgage Pool 960605	5.000%	8/01/37	Aaa	1,246,123

NUVEEN	5

Nuveen Core Bond Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$2,290	Fannie Mae Mortgage Pool AB2085	4.000%	1/01/41	Aaa	$2,461,334

2,923	Fannie Mae Mortgage Pool AB9659	3.000%	6/01/43	Aaa	3,061,849

1,525	Fannie Mae Mortgage Pool AD1593	4.500%	2/01/40	Aaa	1,672,127

1,140	Fannie Mae Mortgage Pool AE0058	2.715%	7/01/36	Aaa	1,204,372

1,979	Fannie Mae Mortgage Pool AE0217	4.500%	8/01/40	Aaa	2,171,446

1,748	Fannie Mae Mortgage Pool AE0981	3.500%	3/01/41	Aaa	1,852,278

844	Fannie Mae Mortgage Pool AH3804	4.000%	2/01/41	Aaa	908,441

2,312	Fannie Mae Mortgage Pool AH5575	4.000%	2/01/41	Aaa	2,490,654

1,767	Fannie Mae Mortgage Pool AH8954	4.000%	4/01/41	Aaa	1,903,976

1,101	Fannie Mae Mortgage Pool AL0160	4.500%	5/01/41	Aaa	1,209,390

2,009	Fannie Mae Mortgage Pool AL0215	4.500%	4/01/41	Aaa	2,209,167

1,695	Fannie Mae Mortgage Pool AL7486	3.500%	10/01/45	Aaa	1,787,734

2,045	Fannie Mae Mortgage Pool AS6398	3.500%	12/01/45	Aaa	2,157,875

1,651	Fannie Mae Mortgage Pool AS6652	3.500%	2/01/46	Aaa	1,741,683

1,347	Fannie Mae Mortgage Pool AU3353	3.000%	8/01/43	Aaa	1,403,762

1,232	Fannie Mae Mortgage Pool AU2412	3.000%	12/01/44	Aaa	1,281,525

1,989	Fannie Mae Mortgage Pool AY3376	3.500%	4/01/45	Aaa	2,098,048

601	Fannie Mae Mortgage Pool G08687	3.500%	1/01/46	Aaa	634,149

1,661	Fannie Mae Mortgage Pool MA1028	4.000%	4/01/42	Aaa	1,790,020

2	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates R 1990-89 K	6.500%	7/25/20	Aaa	2,370

1,615	Fannie Mae TBA Mortgage Pool, (WI/DD)	3.500%	TBA	Aaa	1,704,330

1,730	Fannie Mae TBA Mortgage Pool, (WI/DD)	3.000%	TBA	Aaa	1,798,659

762	Fannie Mae, Connecticut Avenue Securities, Series 2014-C03	1.725%	7/25/24	BBB+	764,022

211	Federal Home Loan Mortgage Corporation, REMICR 2750 HE	5.000%	2/15/19	Aaa	214,557

3	Federal Home Loan Mortgage Corporation, REMICR 1167 E	7.500%	11/15/21	Aaa	3,623

6	Federal Home Loan Mortgage Corporation, REMICR 1286 A	6.000%	5/15/22	Aaa	6,586

281	Freddie Mac Gold Pool 786281	2.778%	1/01/28	Aaa	297,523

209	Freddie Mac Gold Pool 847161	2.698%	5/01/31	Aaa	220,380

207	Freddie Mac Gold Pool 847190	2.749%	4/01/29	Aaa	217,712

819	Freddie Mac Gold Pool 847209	2.638%	10/01/30	Aaa	845,619

595	Freddie Mac Gold Pool 847210	2.661%	9/01/33	Aaa	641,317

936	Freddie Mac Gold Pool G05852	5.500%	3/01/39	Aaa	1,055,442

880	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.484%	5/25/45	AA	903,410

1,715	Freddie Mac Multifamily Structured Pass- Through Certificates FHMS K053	2.995%	12/25/25	Aaa	1,843,262

1,089	Ginnie Mae Mortgage Pool MA2521	3.500%	1/20/45	Aaa	1,156,898

2,821	Government National Mortgage Association Pool AA5391	3.500%	6/15/42	Aaa	3,012,248

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,656	Invitation Homes Trust 2013-SFR1, 144A	1.681%	12/17/30	Aaa	$1,656,065

1,381	JPMorgan Mortgage Trust, Series 2016-A5, 144A	3.500%	5/25/46	Aaa	1,413,894

581	Master Resecuritization Trust 2009-1, 144A	6.000%	10/25/36	A	598,155

128	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	3.004%	8/25/34	N/R	127,223

714	Structured Agency Credit Risk Debt Notes, 2013-DN2	1.975%	11/25/23	A1	716,231

2,269	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%	2/15/35	Aaa	2,395,879

834	Walter Investment Management Company Capital Trust, Series 2012-AA, 144A	4.549%	10/16/50	A	836,939

1,000	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C29	3.637%	6/15/48	Aaa	1,082,060

730	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage-Pass Through Certificates, Series 2016-C32	3.560%	1/15/59	Aaa	788,315

1,567	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2010-P10B	3.215%	9/10/20	Aaa	1,624,575
$69,895	Total Asset-Backed and Mortgage-Backed Securities (cost $71,079,365)				73,974,339
	Total Long-Term Investments (cost $167,332,745)				176,250,668

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.4%

	Money Market Funds – 0.4%

702,321	Mount Vernon Securities Lending Trust Prime Portfolio, (8)	0.678% (7)			$702,321
	Total Investments Purchased with Collateral from Securities Lending (cost $702,321)				702,321

Shares	Description (1)	Coupon			Value

	SHORT-TERM INVESTMENTS – 4.0%

	Money Market Funds – 4.0%

6,654,659	First American Treasury Obligations Fund, Class Z	0.224% (7)			$6,654,659
	Total Short-Term Investments (cost $6,654,659)				6,654,659
	Total Investments (cost $174,689,725) – 110.7%				183,607,648
	Other Assets Less Liabilities – (10.7)% (9)				(17,782,169)
	Net Assets – 100%				$165,825,479

Investments in Derivatives as of September 30, 2016

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(15)	12/16	$(1,822,734)	$3,391	$(7,302)
U.S. Treasury 10-Year Note	Short	(155)	12/16	(20,324,375)	60,324	(24,252)
U.S. Treasury Long Bond	Short	(4)	12/16	(672,625)	5,875	1,635
U.S. Treasury Ultra Bond	Long	30	12/16	5,516,250	(64,688)	(82,326)
				$(17,303,484)	$4,902	$(112,245)
*	The aggregate Notional Amount at Value of long and short positions is $5,516,250 and $(22,819,734), respectively.

NUVEEN	7

Nuveen Core Bond Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$74,506,286	$—	$74,506,286
$1,000 Par (or similar) Institutional Preferred	—	698,180	—	698,180
Municipal Bonds	—	1,623,770	—	1,623,770
U.S. Government and Agency Obligations	—	25,448,093	—	25,448,093
Asset-Backed and Mortgage-Backed Securities	—	73,974,339	—	73,974,339
Investments Purchased with Collateral from Securities Lending	702,321	—	—	702,321
Short-Term Investments:
Money Market Funds	6,654,659	—	—	6,654,659
Investments in Derivatives:
Futures Contracts*	(112,245)	—	—	(112,245)
Total	$7,244,735	$176,250,668	$—	$183,495,403
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments (excluding investments in derivatives) was $174,706,168.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$9,023,112
Depreciation	(121,632)
Net unrealized appreciation (depreciation) of investments	$8,901,480

8	NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Perpetual security. Maturity date is not applicable.

(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(5)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $678,568.

(6)	Principal Amount (000) rounds to less than $1,000.

(7)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(8)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

NUVEEN	9

Nuveen Core Plus Bond Fund

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.0%

	CORPORATE BONDS – 59.9%

	Aerospace & Defense – 0.7%

$1,295	BAE Systems Holdings, 144A	3.850%	12/15/25	BBB	$1,377,879

1,460	Martin Marietta Materials	4.250%	7/02/24	BBB+	1,556,239
2,755	Total Aerospace & Defense				2,934,118

	Air Freight & Logistics – 0.3%

1,095	FedEx Corporation	3.250%	4/01/26	BBB	1,155,543

	Airlines – 0.4%

1,540	Northwest Airlines Trust Pass-Through Certificates 2007-1	7.027%	11/01/19	A	1,748,443

	Automobiles – 0.3%

1,320	General Motors Corporation, (3)	4.000%	4/01/25	BBB–	1,350,153

	Banks – 9.9%

1,465	Bank of America Corporation	4.000%	4/01/24	A	1,579,499

2,000	Bank of America Corporation	4.450%	3/03/26	A–	2,147,702

4,240	Bank of America Corporation	4.250%	10/22/26	A–	4,487,001

2,085	Barclays Bank PLC	3.650%	3/16/25	A	2,057,090

545	CIT Group Inc.	5.000%	8/01/23	BB+	577,019

545	Citigroup Inc.	4.500%	1/14/22	A	601,964

1,000	Citigroup Inc.	3.750%	6/16/24	A	1,063,946

1,775	Citigroup Inc.	3.300%	4/27/25	A	1,826,857

2,000	Citigroup Inc.	4.300%	11/20/26	A–	2,098,918

1,270	Citigroup Inc.	4.450%	9/29/27	A–	1,329,920

2,100	GE Capital International Funding CO	4.418%	11/15/35	AA–	2,361,492

1,890	HSBC Holdings PLC	6.800%	6/01/38	A+	2,499,468

1,665	JPMorgan Chase & Company	3.200%	1/25/23	A+	1,736,935

1,680	JPMorgan Chase & Company	3.375%	5/01/23	A	1,726,882

1,560	JPMorgan Chase & Company	3.900%	7/15/25	A+	1,683,129

2,180	JPMorgan Chase & Company	6.400%	5/15/38	A+	3,010,194

1,095	Lloyds Banking Group PLC, (3)	3.100%	7/06/21	A+	1,118,844

420	Popular Inc.	7.000%	7/01/19	BB–	432,600

1,200	Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB	1,258,283

1,400	Santander UK PLC, 144A	5.000%	11/07/23	A–	1,459,018

2,520	Societe Generale, 144A	5.000%	1/17/24	A–	2,632,503

1,470	Standard Chartered PLC, 144A	5.700%	3/26/44	A3	1,567,793
36,105	Total Banks				39,257,057

10	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Biotechnology – 0.5%

$1,905	Baxalta, Inc.	4.000%	6/23/25	BBB–	$2,027,754

	Building Products – 0.7%

635	LafargeHolcim Finance US LLC, 144A	3.500%	9/22/26	BBB	645,770

2,120	Owens Corning Incorporated	4.200%	12/15/22	BBB	2,277,809
2,755	Total Building Products				2,923,579

	Capital Markets – 4.0%

3,000	Goldman Sachs Group, Inc.	5.750%	1/24/22	A	3,482,580

3,685	Goldman Sachs Group, Inc.	6.750%	10/01/37	A–	4,701,069

4,105	Morgan Stanley	5.500%	7/28/21	A	4,682,192

2,825	Morgan Stanley	3.950%	4/23/27	A–	2,940,130
13,615	Total Capital Markets				15,805,971

	Chemicals – 2.4%

2,000	Agrium Inc.	3.375%	3/15/25	BBB	2,061,698

875	Braskem Finance Limited, 144A	5.750%	4/15/21	BBB–	914,375

1,830	Incitec Pivot Finance, 144A	6.000%	12/10/19	BBB	1,981,890

1,425	LYB International Finance BV	4.000%	7/15/23	Baa1	1,545,350

1,000	Office Cherifien Des Phosphates SA, 144A	5.625%	4/25/24	BBB–	1,086,100

1,510	Platform Specialty Products Corporation, 144A, (3)	6.500%	2/01/22	B+	1,468,475

575	PolyOne Corporation	5.250%	3/15/23	BB–	595,194
9,215	Total Chemicals				9,653,082

	Commercial Services & Supplies – 0.5%

395	ADT Corporation	6.250%	10/15/21	Ba2	429,563

975	APX Group, Inc.	7.875%	12/01/22	B1	1,021,312

545	R.R. Donnelley & Sons Company	7.625%	6/15/20	B+	589,963
1,915	Total Commercial Services & Supplies				2,040,838

	Communications Equipment – 0.3%

1,275	Qualcomm, Inc.	3.450%	5/20/25	A+	1,358,618

	Construction & Engineering – 0.1%

555	AECOM Technology Corporation	5.750%	10/15/22	BB	582,922

	Construction Materials – 0.2%

570	Norbord Inc., 144A	5.375%	12/01/20	Ba2	602,775

	Consumer Finance – 1.7%

1,225	Ally Financial Inc.	5.750%	11/20/25	BB	1,281,656

1,148	Capital One Bank	3.375%	2/15/23	Baa1	1,179,622

1,790	Discover Financial Services	5.200%	4/27/22	BBB+	1,970,869

2,000	Ford Motor Credit Company, (3)	4.250%	9/20/22	BBB	2,158,466
6,163	Total Consumer Finance				6,590,613

NUVEEN	11

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Containers & Packaging – 1.2%

$750	Cascades Inc., 144A	5.750%	7/15/23	BB–	$759,375

1,145	Packaging Corporation of America	3.650%	9/15/24	BBB	1,192,434

680	Reynolds Group, 144A	5.125%	7/15/23	B+	702,100

1,945	Rock-Tenn Company	4.900%	3/01/22	BBB	2,185,709
4,520	Total Containers & Packaging				4,839,618

	Diversified Consumer Services – 0.3%

1,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144A	9.250%	5/15/23	B–	1,090,000

	Diversified Financial Services – 1.3%

1,720	BNP Paribas, 144A	4.375%	5/12/26	A	1,777,895

1,250	Fly Leasing Limited	6.750%	12/15/20	BB	1,287,500

2,050	Rabobank Nederland	3.875%	2/08/22	Aa2	2,236,698
5,020	Total Diversified Financial Services				5,302,093

	Diversified Telecommunication Services – 3.4%

2,270	AT&T, Inc.	3.800%	3/15/22	A–	2,431,570

1,315	AT&T, Inc.	5.550%	8/15/41	A–	1,504,801

375	Frontier Communications Corporation	11.000%	9/15/25	BB	390,937

2,190	Qwest Corporation	6.750%	12/01/21	BBB–	2,439,112

2,610	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	2,618,752

1,000	Verizon Communications	5.150%	9/15/23	A–	1,163,867

570	Verizon Communications	3.500%	11/01/24	A–	608,328

800	Verizon Communications	4.125%	8/15/46	A–	802,313

1,330	Verizon Communications	4.862%	8/21/46	A–	1,493,474
12,460	Total Diversified Telecommunication Services				13,453,154

	Electronic Equipment, Instruments & Components – 0.2%

565	Anixter Inc.	5.125%	10/01/21	BB+	591,131

	Energy Equipment & Services – 0.5%

2,000	Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB–	2,036,568

	Equity Real Estate Investment Trusts – 3.3%

1,410	American Tower Company	5.000%	2/15/24	BBB	1,597,857

785	Crown Castle International Corporation	3.700%	6/15/26	BBB–	819,576

2,200	Digital Realty Trust Inc.	3.625%	10/01/22	BBB	2,282,168

580	Geo Group Inc., (3)	6.000%	4/15/26	B+	493,000

1,865	Omega Healthcare Investors Inc.	4.950%	4/01/24	BBB–	1,961,417

1,815	Piedmont Operating Partnership LP	4.450%	3/15/24	BBB	1,894,599

1,200	Plum Creek Timberlands LP	4.700%	3/15/21	Baa2	1,303,646

465	Realogy Group LLC / Realogy Co–Issuer Corporation, 144A	5.250%	12/01/21	B+	489,266

2,315	Realty Income Corporation	3.250%	10/15/22	BBB+	2,393,441
12,635	Total Equity Real Estate Investment Trusts				13,234,970

12	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Food & Staples Retailing – 1.3%

$825	Pomegranate Merger Sub, Inc., 144A	9.750%	5/01/23	B	$736,313

1,225	Sysco Corporation	3.300%	7/15/26	A3	1,270,685

1,000	Tops Holding LLC / Tops Markets II Corporation, 144A	8.000%	6/15/22	B–	900,000

1,935	Walgreens Boots Alliance, Inc.	3.800%	11/18/24	BBB	2,080,257
4,985	Total Food & Staples Retailing				4,987,255

	Food Products – 0.8%

1,200	Bunge Limited Finance Company	3.250%	8/15/26	BBB	1,205,027

1,045	Kraft Heinz Foods Company	4.375%	6/01/46	BBB–	1,108,498

750	Pilgrim’s Pride Corporation, 144A	5.750%	3/15/25	BB	772,500
2,995	Total Food Products				3,086,025

	Health Care Equipment & Supplies – 0.1%

395	Tenet Healthcare Corporation	4.375%	10/01/21	BB	393,025

	Health Care Providers & Services – 0.5%

540	Lifepoint Health Inc., 144A	5.375%	5/01/24	Ba2	540,000

1,065	UnitedHealth Group Incorporated	4.750%	7/15/45	A+	1,280,449
1,605	Total Health Care Providers & Services				1,820,449

	Hotels, Restaurants & Leisure – 0.5%

350	International Game Technology PLC, 144A	6.250%	2/15/22	BB+	372,533

535	MGM Resorts International Inc.	6.000%	3/15/23	BB	580,475

1,000	Wynn Macau Limited, 144A, (3)	5.250%	10/15/21	Ba3	1,010,000
1,885	Total Hotels, Restaurants & Leisure				1,963,008

	Household Durables – 1.1%

840	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	B+	869,400

875	Harman International Industries, Inc.	4.150%	5/15/25	BBB–	905,699

535	Lennar Corporation	4.750%	4/01/21	Ba1	569,775

1,230	Newell Brands Inc.	4.200%	4/01/26	BBB–	1,340,405

565	PulteGroup Inc.	5.500%	3/01/26	BB+	593,250
4,045	Total Household Durables				4,278,529

	Insurance – 2.5%

1,475	AFLAC Insurance	6.450%	8/15/40	A–	2,004,826

1,650	Genworth Holdings Inc.	4.800%	2/15/24	Ba3	1,357,125

2,030	Lincoln National Corporation	4.000%	9/01/23	A–	2,164,561

1,000	Symetra Financial Corporation	4.250%	7/15/24	Baa1	1,038,720

1,020	Unum Group	4.000%	3/15/24	BBB	1,053,209

2,190	XLIT Limited	4.450%	3/31/25	BBB	2,224,214
9,365	Total Insurance				9,842,655

	Internet Software & Services – 0.4%

1,370	eBay Inc.	3.800%	3/09/22	BBB+	1,465,159

NUVEEN	13

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Leisure Products – 0.5%

$1,950	Hyatt Hotels Corporation	3.375%	7/15/23	BBB	$2,005,947

	Machinery – 1.0%

1,120	Cummins Engine Inc.	4.875%	10/01/43	A+	1,330,562

985	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/01/24	BBB	1,044,666

1,480	Pentair Finance SA	4.650%	9/15/25	BBB–	1,561,619
3,585	Total Machinery				3,936,847

	Media – 4.4%

2,155	21st Century Fox America Inc.	6.650%	11/15/37	BBB+	2,846,727

1,065	CBS Corporation	4.000%	1/15/26	BBB	1,130,223

1,060	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation, 144A	4.908%	7/23/25	BBB	1,170,220

560	Cox Communications Inc., 144A	3.850%	2/01/25	BBB+	577,400

1,000	Cox Communications Inc., 144A	3.350%	9/15/26	BBB+	1,003,989

610	Dish DBS Corporation	5.125%	5/01/20	Ba3	632,875

1,895	NBC Universal Media LLC	6.400%	4/30/40	A–	2,657,900

1,925	NBC Universal Media LLC	4.450%	1/15/43	A–	2,170,062

1,250	Numericable Group SA, 144A	6.000%	5/15/22	B+	1,275,000

1,635	SES SA, 144A	3.600%	4/04/23	BBB	1,667,675

1,290	Time Warner Inc.	3.875%	1/15/26	BBB+	1,398,063

760	Tribune Media Company	5.875%	7/15/22	BB–	769,025

375	Unitymedia KabelBW GmbH, 144A	6.125%	1/15/25	B	393,281
15,580	Total Media				17,692,440

	Metals & Mining – 2.0%

500	Alcoa Inc.	5.400%	4/15/21	BBB–	535,000

750	Aleris International Inc., 144A	9.500%	4/01/21	B	808,125

600	Allegheny Technologies Inc.	7.875%	8/15/23	B	577,500

880	Anglogold Holdings PLC	6.500%	4/15/40	Baa3	897,600

500	First Quantum Minerals Limited, 144A	6.750%	2/15/20	B	462,500

1,070	Newmont Mining Corporation	3.500%	3/15/22	BBB	1,111,430

500	Novelis Corporation, 144A	5.875%	9/30/26	B	511,875

2,000	Nucor Corporation	4.000%	8/01/23	A–	2,156,018

295	Teck Resources Limited	3.750%	2/01/23	B+	270,294

550	Xstrata Finance Canada Limited, 144A	6.900%	11/15/37	BBB–	592,625
7,645	Total Metals & Mining				7,922,967

	Mortgage Real Estate Investment Trusts – 0.2%

670	iStar Inc.	6.500%	7/01/21	B+	680,050

14	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels – 6.2%

$820	Anadarko Petroleum Corporation	6.200%	3/15/40	BBB	$939,736

1,570	Apache Corporation	4.250%	1/15/44	BBB	1,528,866

1,000	Baytex Energy Corporation	6.625%	7/19/22	BB–	674,797

1,685	Berkshire Hathaway Energy Company	6.125%	4/01/36	A–	2,242,403

263	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	174,895

460	Calumet Specialty Products	6.500%	4/15/21	CCC+	376,050

370	Canadian Natural Resources Limited	5.850%	2/01/35	BBB+	389,055

1,000	CONSOL Energy Inc.	5.875%	4/15/22	B	920,000

760	Continental Resources Inc.	5.000%	9/15/22	BB+	758,100

1,125	EnLink Midstream Partners LP	4.150%	6/01/25	BBB–	1,077,555

700	Hess Corporation	3.500%	7/15/24	BBB	686,792

385	Holly Energy Partners LP, 144A	6.000%	8/01/24	BB	398,475

955	Kinder Morgan Energy Partners, LP	4.250%	9/01/24	BBB–	983,448

345	Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	324,300

1,000	MEG Energy Corporation, 144A	6.375%	1/30/23	BB–	791,250

1,335	MPLX LP	4.875%	6/01/25	BBB–	1,380,170

640	Murphy Oil USA Inc.	6.000%	8/15/23	BB+	672,800

500	NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB–	470,000

630	Petro Canada	6.800%	5/15/38	A–	828,845

1,150	Reliance Holdings USA Inc., 144A	5.400%	2/14/22	BBB+	1,295,707

500	Sabine Pass Liquefaction LLC	5.625%	2/01/21	BBB–	531,875

880	Southwestern Energy Company	4.100%	3/15/22	BB	798,600

1,560	Spectra Energy Partners LP	4.750%	3/15/24	BBB	1,714,247

1,145	Targa Resources Inc.	4.250%	11/15/23	BB–	1,106,356

1,275	Transocean Inc.	4.300%	10/15/22	BB–	1,023,187

1,185	Valero Energy Corporation	3.400%	9/15/26	BBB	1,170,675

1,380	Woodside Finance Limited, 144A	3.650%	3/05/25	BBB+	1,392,257
24,618	Total Oil, Gas & Consumable Fuels				24,650,441

	Paper & Forest Products – 0.8%

1,785	Domtar Corporation	6.750%	2/15/44	BBB–	2,003,698

370	Mercer International Inc.	7.750%	12/01/22	B+	391,737

990	Resolute Forest Products	5.875%	5/15/23	B+	858,825
3,145	Total Paper & Forest Products				3,254,260

	Personal Products – 0.5%

1,265	International Paper Company	8.700%	6/15/38	BBB	1,874,349

	Pharmaceuticals – 0.5%

1,000	Endo Finance LLC / Endo Finco Inc., 144A	6.500%	2/01/25	B	883,750

1,215	Teva Pharmaceutical Finance III	3.150%	10/01/26	BBB	1,221,430
2,215	Total Pharmaceuticals				2,105,180

NUVEEN	15

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Road & Rail – 0.1%

$450	Avis Budget Car Rental, 144A	6.375%	4/01/24	B+	$459,000

	Software – 0.5%

2,000	Total System Services Inc.	3.750%	6/01/23	BBB–	2,052,980

	Specialty Retail – 1.3%

1,005	AutoNation Inc.	4.500%	10/01/25	BBB–	1,065,747

1,255	Bed Bath and Beyond Incorporated, (3)	4.915%	8/01/34	BBB+	1,277,827

500	Guitar Center Inc., 144A	6.500%	4/15/19	B2	440,000

2,410	Signet UK Finance PLC	4.700%	6/15/24	BBB–	2,321,510
5,170	Total Specialty Retail				5,105,084

	Technology Hardware, Storage & Peripherals – 0.8%

1,930	Hewlett Packard Enterprise Co, 144A	4.900%	10/15/25	A–	2,061,047

520	NCR Corporation	5.000%	7/15/22	BB	531,700

710	Western Digital Corporation, 144A	7.375%	4/01/23	BBB–	779,225
3,160	Total Technology Hardware, Storage & Peripherals				3,371,972

	Textiles, Apparel & Luxury Goods – 0.2%

800	Levi Strauss & Company	5.000%	5/01/25	BB	834,000

	Thrifts & Mortgage Finance – 0.1%

340	Radian Group Inc.	7.000%	3/15/21	BB	381,225

	Trading Companies & Distributors – 0.4%

1,425	Air Lease Corporation	3.875%	4/01/21	BBB–	1,506,938

270	United Rentals North America Inc.	5.875%	9/15/26	BB–	278,100
1,695	Total Trading Companies & Distributors				1,785,038

	Wireless Telecommunication Services – 1.0%

625	Altice Financing SA, 144A	6.625%	2/15/23	BB–	641,406

1,000	ENTEL Chile SA, 144A	4.750%	8/01/26	BBB	1,012,734

840	Millicom International Cellular SA, 144A	6.625%	10/15/21	BB+	875,700

750	Sprint Corporation	7.250%	9/15/21	B+	753,750

725	T–Mobile USA Inc.	6.731%	4/28/22	BB	761,251
3,940	Total Wireless Telecommunication Services				4,044,841
$223,856	Total Corporate Bonds (cost $223,664,101)				238,571,726

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 6.3%

	Banks – 2.3%

$770	Australia and New Zealand Banking Group Limited of the United Kingdom, 144A, (3), (5)	6.750%	N/A (4)	Baa1	$847,120

835	Bank of America Corporation, (3)	6.300%	N/A (4)	BB+	907,019

16	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$990	Citigroup Inc.	6.250%	N/A (4)	BB+	$1,066,415

1,160	HSBC Holdings PLC, (3), (5)	6.875%	N/A (4)	BBB	1,215,100

1,250	JPMorgan Chase & Company, (3)	6.750%	N/A (4)	BBB–	1,393,750

1,525	Nordea Bank AB, 144A, (5)	6.125%	N/A (4)	BBB	1,483,062

590	Standard Chartered PLC, 144A, (3), (5)	7.500%	N/A (4)	Ba1	584,690

1,485	SunTrust Bank Inc., (3)	5.625%	N/A (4)	Baa3	1,535,119
8,605	Total Banks				9,032,275

	Capital Markets – 0.5%

780	Goldman Sachs Group Inc.	5.300%	N/A (4)	Ba1	799,500

1,000	UBS Group AG, Reg S, (5)	7.125%	N/A (4)	BB+	1,013,750
1,780	Total Capital Markets				1,813,250

	Commercial Services & Supplies – 0.2%

770	AerCap Global Aviation Trust, (3)	6.500%	6/15/45	BB	791,175

	Consumer Finance – 0.5%

985	American Express Company	5.200%	N/A (4)	Baa2	993,619

1,165	Capital One Financial Corporation	5.550%	N/A (4)	Baa3	1,185,388
2,150	Total Consumer Finance				2,179,007

	Diversified Financial Services – 0.6%

1,200	BNP Paribas, 144A, (5)	7.625%	N/A (4)	BBB–	1,239,000

1,035	BNP Paribas, 144A, (5)	7.375%	N/A (4)	BBB–	1,032,413
2,235	Total Diversified Financial Services				2,271,413

	Electric Utilities – 0.4%

1,785	Electricite de France, 144A	5.250%	N/A (4)	BBB	1,745,016

	Food Products – 0.3%

1,300	Land O’ Lakes Incorporated, 144A	8.000%	N/A (4)	BB	1,345,500

	Industrial Conglomerates – 0.5%

1,851	General Electric Company	5.000%	N/A (4)	A	1,968,353

	Insurance – 1.0%

1,000	Allstate Corporation	5.750%	8/15/53	Baa1	1,073,750

1,395	Principal Financial Group	4.700%	8/15/55	Baa2	1,388,025

1,500	Prudential Financial Inc.	5.200%	3/15/44	BBB+	1,546,874
3,895	Total Insurance				4,008,649
$24,371	Total $1,000 Par (or similar) Institutional Preferred (cost $24,059,811)				25,154,638

NUVEEN	17

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.0%

$65	U.S. Treasury Notes	2.250%	11/15/25	Aaa	$68,656
$65	Total U.S. Government and Agency Obligations (cost $64,726)				68,656

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET–BACKED AND MORTGAGE–BACKED SECURITIES – 29.5%

$2,605	321 Henderson Receivables LLC, Series 2010-3A, 144A	3.820%	12/15/48	Aaa	$2,695,292

1,577	American Homes 4 Rent, Series 2014-SFR2, 144A	3.786%	10/17/36	Aaa	1,704,820

3,165	AmeriCold LLC Trust, Series 2010, 144A	6.811%	1/14/29	A+	3,558,240

540	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	4.512%	9/15/48	A–	565,115

345	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/15/48	BBB–	270,394

278	Bank of America Funding Trust, Mortgage Pass-Through Certificates, Series 2007-4	5.500%	6/25/37	C	47,172

1,100	Barclays Commercial Mortgage, Mortgage Pass-Through Certificates, Series 2015-STP, 144A	4.427%	9/10/28	BBB–	1,103,142

1,106	Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2005-D	5.500%	12/28/35	BB+	1,095,517

2,000	Commercial Mortgage Pass Through Certificates, Series 2014-SAVA, 144A	2.925%	6/15/34	A	1,977,725

1,785	Commercial Mortgage Pass-Through Certificates 2015-CR22	4.264%	3/10/48	A–	1,832,933

1,485	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26	4.645%	10/10/48	A–	1,493,204

113	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-J1	6.000%	2/25/34	A+	114,399

613	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-2	2.610%	2/25/34	BB+	588,847

22	Countrywide Home Loans, Asset-Backed Certificates, Series 2003-SC1	2.775%	9/25/23	Baa3	24,901

2,031	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-8	6.193%	4/25/33	A	2,016,587

64	Fannie Mae Mortgage Pool 250551	7.000%	5/01/26	Aaa	73,069

271	Fannie Mae Mortgage Pool 252255	6.500%	2/01/29	Aaa	315,340

469	Fannie Mae Mortgage Pool 254169	6.500%	12/01/31	Aaa	560,638

468	Fannie Mae Mortgage Pool 254379	7.000%	7/01/32	Aaa	570,072

341	Fannie Mae Mortgage Pool 254513	6.000%	10/01/22	Aaa	390,176

968	Fannie Mae Mortgage Pool 255575	5.500%	1/01/25	Aaa	1,089,820

171	Fannie Mae Mortgage Pool 256845	6.500%	8/01/37	Aaa	200,220

615	Fannie Mae Mortgage Pool 256852	6.000%	8/01/27	Aaa	704,269

221	Fannie Mae Mortgage Pool 256890	6.000%	9/01/37	Aaa	237,464

62	Fannie Mae Mortgage Pool 340798	7.000%	4/01/26	Aaa	67,700

85	Fannie Mae Mortgage Pool 545359	2.800%	3/01/31	Aaa	88,682

18	NUVEEN

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET–BACKED AND MORTGAGE–BACKED SECURITIES (continued)

$172		Fannie Mae Mortgage Pool 545813	7.000%	7/01/32	Aaa	$208,271

109		Fannie Mae Mortgage Pool 545815	7.000%	7/01/32	Aaa	132,147

656		Fannie Mae Mortgage Pool 555798	6.500%	5/01/33	Aaa	771,953

1,044		Fannie Mae Mortgage Pool 555843	2.559%	8/01/30	Aaa	1,076,894

77		Fannie Mae Mortgage Pool 673010	5.500%	12/01/17	Aaa	78,030

904		Fannie Mae Mortgage Pool 688330	6.000%	3/01/33	Aaa	1,059,123

1,611		Fannie Mae Mortgage Pool 709446	5.500%	7/01/33	Aaa	1,852,316

140		Fannie Mae Mortgage Pool 725553	2.593%	9/01/33	Aaa	149,033

909		Fannie Mae Mortgage Pool 735054	2.303%	11/01/34	Aaa	941,791

1,233		Fannie Mae Mortgage Pool 735273	6.500%	6/01/34	Aaa	1,483,522

500		Fannie Mae Mortgage Pool 745101	6.000%	4/01/32	Aaa	566,296

162		Fannie Mae Mortgage Pool 781776	6.000%	10/01/34	Aaa	186,525

443		Fannie Mae Mortgage Pool 885536	6.000%	8/01/36	Aaa	516,758

526		Fannie Mae Mortgage Pool 900555	6.000%	9/01/36	Aaa	616,886

1,832		Fannie Mae Mortgage Pool 932323	4.500%	12/01/39	Aaa	2,010,095

—	(6)	Fannie Mae Mortgage Pool 983077	5.000%	5/01/38	Aaa	199

—	(6)	Fannie Mae Mortgage Pool 985344	5.500%	7/01/38	Aaa	119

2,295		Fannie Mae Mortgage Pool AC1877	4.500%	9/01/39	Aaa	2,514,287

2,547		Fannie Mae Mortgage Pool AD4375	5.000%	5/01/40	Aaa	2,826,759

4,305		Fannie Mae Mortgage Pool AE7265	4.000%	1/01/41	Aaa	4,638,102

2,381		Fannie Mae Mortgage Pool AS3907	4.000%	11/01/44	Aaa	2,557,989

2,583		Fannie Mae Mortgage Pool AS6652	3.500%	2/01/46	Aaa	2,725,277

2,784		Fannie Mae Mortgage Pool AS6880	3.500%	3/01/46	Aaa	2,937,024

3,279		Fannie Mae Mortgage Pool AT2722, (WI/DD)	3.000%	5/01/43	Aaa	3,416,244

980		Fannie Mae Mortgage Pool MA1028	4.000%	4/01/42	Aaa	1,055,914

2,045		Fannie Mae Mortgage Pool MA2484	4.000%	12/01/45	Aaa	2,196,897

3		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through CertificatesR 1988-24 G	7.000%	10/25/18	Aaa	2,692

1		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through CertificatesR 1989-44 H	9.000%	7/25/19	Aaa	1,359

1		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through CertificatesR 1989-90 E	8.700%	12/25/19	Aaa	740

1		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through CertificatesR 1990-30 E	6.500%	3/25/20	Aaa	1,599

5		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through CertificatesR 1990-61 H	7.000%	6/25/20	Aaa	5,059

5		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through CertificatesR 1990-72 B	9.000%	7/25/20	Aaa	4,939

7		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through CertificatesR 1990-102 J	6.500%	8/25/20	Aaa	7,150

NUVEEN	19

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET–BACKED AND MORTGAGE–BACKED SECURITIES (continued)

$48		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through CertificatesR 1990-105 J	6.500%	9/25/20	Aaa	$50,247

18		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through CertificatesR 1991-56 M	6.750%	6/25/21	Aaa	18,865

31		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through CertificatesR 1991-134 Z	7.000%	10/25/21	Aaa	33,469

4		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through CertificatesR 1992-120 C	6.500%	7/25/22	Aaa	3,902

171		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through CertificatesR 1996-35 Z	7.000%	7/25/26	Aaa	191,301

905		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through CertificatesR 2005-62 JE	5.000%	6/25/35	Aaa	988,152

806		Fannie Mae REMIC Pass-Through CertificatesW 2003-W1 B1	4.007%	12/25/42	AAA	282,974

1,000		Fannie Mae TBA, Mortgage Pool, (WI/DD)	5.000%	TBA	Aaa	1,110,664

2,235		Fannie Mae TBA, Mortgage Pool, (WI/DD)	4.000%	TBA	Aaa	2,400,442

10,760		Fannie Mae TBA, Mortgage Pool, (WI/DD)	3.500%	TBA	Aaa	11,355,161

8,025		Fannie Mae TBA, Mortgage Pool, (WI/DD)	3.000%	TBA	Aaa	8,343,492

—	(6)	Federal Home Loan Mortgage Corporation, REMICR 6 C	9.050%	6/15/19	Aaa	445

5		Federal Home Loan Mortgage Corporation, REMICR 1022 J	6.000%	12/15/20	Aaa	4,939

9		Federal Home Loan Mortgage Corporation, REMICR 162 F	7.000%	5/15/21	Aaa	9,549

7		Federal Home Loan Mortgage Corporation, REMICR 1118 Z	8.250%	7/15/21	Aaa	7,934

32		Federal Home Loan Mortgage Corporation, REMICR 188 H	7.000%	9/15/21	Aaa	33,856

6		Federal Home Loan Mortgage Corporation, REMICR 1790 A	7.000%	4/15/22	Aaa	5,827

39		Federal Home Loan Mortgage Corporation, REMICR 2704 JF	1.074%	5/15/23	Aaa	39,293

351		Federal Home Loan Mortgage Corporation, REMICR 3591 FP	1.124%	6/15/39	Aaa	353,612

1,462		Freddie Mac Gold Pool 1G2163	2.806%	9/01/37	Aaa	1,551,325

268		Freddie Mac Gold Pool 846984	2.182%	6/01/31	Aaa	280,158

339		Freddie Mac Gold Pool 847180	2.683%	3/01/30	Aaa	352,405

220		Freddie Mac Gold Pool 847190	2.749%	4/01/29	Aaa	232,624

328		Freddie Mac Gold Pool 847240	2.677%	7/01/30	Aaa	341,152

299		Freddie Mac Mortgage Pool, Various A15521	6.000%	11/01/33	Aaa	345,578

432		Freddie Mac Mortgage Pool, Various A17212	6.500%	7/01/31	Aaa	495,779

270		Freddie Mac Mortgage Pool, Various C00676	6.500%	11/01/28	Aaa	316,070

119		Freddie Mac Mortgage Pool, Various H09059	7.000%	8/01/37	Aaa	131,296

52		Freddie Mac Mortgage Pool, Various P10023	4.500%	3/01/18	Aaa	52,984

172		Freddie Mac Mortgage Pool, Various P10032	4.500%	5/01/18	Aaa	174,356

1,000		Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K711, 144A	3.684%	8/25/45	A	1,031,038

1,315		Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.484%	5/25/45	AA	1,349,981

42		Freddie Mac Non Gold Participation Certificates	2.723%	5/01/25	Aaa	43,709

20	NUVEEN

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET–BACKED AND MORTGAGE–BACKED SECURITIES (continued)

$489		Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP2 1A2, 144A	7.500%	3/25/35	B1	$529,592

513		Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A2, 144A	7.500%	9/25/35	B1	557,667

1,570		Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2015-GC32	3.345%	7/10/48	BBB–	1,193,377

2,961		Government National Mortgage Association Pool 4946	4.500%	2/20/41	Aaa	3,244,725

96		Government National Mortgage Association Pool 537699	7.500%	11/15/30	Aaa	106,057

—	(6)	Government National Mortgage Association Pool 8259	1.875%	8/20/23	Aaa	391

2,000		Green Tree Agency Advance Funding Trust, Manufactured Housing Contract Pass-Through Certificates, Series 2015-T2, 144A	3.687%	10/15/48	AA	1,998,840

463		IndyMac INDX Mortgage Loan Trust, Pass-Through Certificates, Series 2005-AR1	2.901%	3/25/35	BBB+	462,442

1,590		Invitation Homes Trust 2014-SFR1, 144A	3.131%	6/17/31	Baa2	1,610,254

630		JPMorgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates 2015-C29	3.842%	5/15/48	BBB–	464,036

208		Lehman Mortgage Trust, Mortgage Pass-Through Certificates, Series 2008-6	5.272%	7/25/47	A+	207,938

871		Master Resecuritization Trust 2009-1, 144A	6.000%	10/25/36	A	897,233

1,585		Mid-State Capital Corporation Trust Notes, Series 2005-1	5.745%	1/15/40	AA	1,697,267

895		Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, 144A	4.384%	4/15/48	BBB–	732,946

518		Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates Series 2004-1	7.000%	1/25/34	BBB–	527,976

1,940		New Residential Advance Receivable Trust , Series 2016-T1, 144A	4.377%	6/15/49	BBB	1,944,345

1,915		OMART Receivables Trust, Series 2016-T2, 144A	4.446%	8/16/49	BBB	1,909,614

185		Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	3.004%	8/25/34	N/R	184,113

3,440		United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%	2/15/35	Aaa	3,632,153

2,076		Wachovia Mortgage Loan Trust LLC, Mortgage Pass-Through Certificates, Series 2005-B	2.938%	10/20/35	D	1,793,175

1,570		Wells Fargo Commercial Mortgage Trust, Commercial Mortgage-Pass-Through Certificates, Series 2015-C26, 144A	3.586%	2/15/48	BBB–	1,146,219

625		Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-C15, 144A	4.629%	8/15/46	BBB–	571,612
$112,950		Total Asset-Backed and Mortgage-Backed Securities (cost $113,281,245)				117,272,278

Principal Amount (000) (7)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 2.3%

		Costa Rica – 0.3%

$1,000		Republic of Costa Rica, 144A	7.000%	4/04/44	Ba1	$1,067,500

NUVEEN	21

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000) (7)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Mexico – 1.0%

351,000	MXN	Mexico Bonos de DeSarrollo	8.500%	12/13/18	A	$1,920,176

343,000	MXN	Mexico Bonos de DeSarrollo	8.000%	12/07/23	A	1,988,725
		Total Mexico				3,908,901

		South Africa – 1.0%

60,700	ZAR	Republic of South Africa	6.750%	3/31/21	Baa2	4,214,621
		Total Sovereign Debt (cost $10,604,516)				9,191,022
		Total Long-Term Investments (cost $371,674,399)				390,258,320

Shares		Description (1)	Coupon			Value

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 2.9%

		Money Market Funds – 2.9%

11,624,548		Mount Vernon Securities Lending Trust Prime Portfolio, (9)	0.678% (8)			$11,624,548
		Total Investments Purchased with Collateral from Securities Lending (cost $11,624,548)				11,624,548

Shares		Description (1)	Coupon			Value

		SHORT-TERM INVESTMENTS – 7.4%

		Money Market Funds – 7.4%

29,157,037		First American Treasury Obligations Fund, Class Z	0.224% (8)			$29,157,037
		Total Short-Term Investments (cost $29,157,037)				29,157,037
		Total Investments (cost $412,455,984) – 108.3%				431,039,905
		Other Assets Less Liabilities – (8.3)% (10)				(32,864,498)
		Net Assets – 100%				$398,175,407

Investments in Derivatives as of September 30, 2016

Forward Foreign Currency Exchange Contracts

Counterparty	Currency Contracts to Deliver	Notional Amount (Local Currency)	In Exchange For Currency	Notional Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Bank of America, N.A.	Mexican Peso	78,800,000	U.S. Dollar	4,309,308	10/28/16	$258,979
Bank of America, N.A.	U.S. Dollar	79,717	Mexican Peso	1,550,000	10/28/16	(47)
Citigroup Global Markets, Inc.	Japanese Yen	251,500,000	U.S. Dollar	2,514,371	10/28/16	31,261
Citigroup Global Markets, Inc.	U.S. Dollar	2,478,907	Japanese Yen	251,500,000	10/28/16	4,203
Goldman Sachs Bank USA	Canadian Dollar	672,000	U.S. Dollar	511,521	11/30/16	(924)
Morgan Stanley & Co. LLC	South African Rand	57,000,000	U.S. Dollar	4,020,001	11/15/16	(96,174)
						$197,298

22	NUVEEN

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(8)	12/16	$(972,125)	$1,688	$(3,548)
U.S. Treasury 10-Year Note	Short	(132)	12/16	(17,308,500)	46,591	(5,848)
U.S. Treasury Long Bond	Long	1	12/16	168,156	(1,469)	2,185
U.S. Treasury Ultra Bond	Long	9	12/16	1,654,875	(19,406)	(24,698)
				$(16,457,594)	$27,404	$(31,909)
*	Total aggregate Notional Amount at Value of long and short positions is $1,823,031 and $(18,280,625), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$238,571,726	$—	$238,571,726
$1,000 Par (or similar) Institutional Preferred	—	25,154,638	—	25,154,638
U.S. Government and Agency Obligations	—	68,656	—	68,656
Asset-Backed and Mortgage-Backed Securities	—	117,272,278	—	117,272,278
Sovereign Debt	—	9,191,022	—	9,191,022
Investments Purchased with Collateral from Securities Lending	11,624,548	—	—	11,624,548
Short-Term Investments:
Money Market Funds	29,157,037	—	—	29,157,037
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	—	197,298	—	197,298
Futures Contracts*	(31,909)	—	—	(31,909)
Total	$40,749,676	$390,455,618	$—	$431,205,294
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments (excluding investments in derivatives) was $412,455,984.

NUVEEN	23

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$23,393,363
Depreciation	(4,809,442)
Net unrealized appreciation (depreciation) of investments	$18,583,921

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $11,222,623.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Contingent Capital Securities (CoCos) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was $7,415,135, representing 1.9% and 1.7% of Net Assets and Total Investments, respectively.

(6)	Principal Amount (000) rounds to less than $1,000.

(7)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(8)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(9)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

MXN	Mexican Peso

ZAR	South African Rand

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

24	NUVEEN

Nuveen Inflation Protected Securities Fund

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.4%

	CONVERTIBLE PREFERRED SECURITIES – 0.0%

	Banks – 0.0%

200	Bank of America Corporation	7.250%		BB+	$244,168
	Total Convertible Preferred Securities (cost $174,350)				244,168

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 3.9%

	Airlines – 0.1%

$394	American Airlines Inc., Pass-Through Trust 2013-2B, 144A	5.600%	7/15/20	BBB–	$412,530

	Auto Components – 0.1%

300	American & Axle Manufacturing Inc., (3)	6.625%	10/15/22	BB	316,875

300	Tenneco Inc., (3)	5.375%	12/15/24	BB+	315,000
600	Total Auto Components				631,875

	Automobiles – 0.1%

465	General Motors Corporation	4.000%	4/01/25	BBB–	475,622

	Banks – 0.1%

385	CIT Group Inc., 144A	5.500%	2/15/19	BB+	407,137

170	CIT Group Inc.	5.000%	8/01/23	BB+	179,987
555	Total Banks				587,124

	Building Products – 0.1%

250	Owens Corning Incorporated	4.200%	12/15/22	BBB	268,610

	Chemicals – 0.1%

250	NOVA Chemicals Corporation, 144A	5.250%	8/01/23	BBB–	255,625

	Commercial Services & Supplies – 0.2%

547	Covanta Energy Corporation	6.375%	10/01/22	Ba3	566,145

500	R.R. Donnelley & Sons Company	7.625%	6/15/20	B+	541,250
1,047	Total Commercial Services & Supplies				1,107,395

	Construction & Engineering – 0.1%

500	AECOM Technology Corporation	5.750%	10/15/22	BB	525,155

	Construction Materials – 0.1%

300	Cemex SAB de CV, 144A	5.700%	1/11/25	BB–	303,660

130	Norbord Inc., 144A	5.375%	12/01/20	Ba2	137,475

250	Norbord Inc., 144A	6.250%	4/15/23	Ba2	265,625
680	Total Construction Materials				706,760

NUVEEN	25

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Containers & Packaging – 0.0%

$175	Graphic Packaging International Inc.	4.875%	11/15/22	BB+	$183,750

	Diversified Financial Services – 0.0%

225	Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	228,645

	Diversified Telecommunication Services – 0.6%

400	CenturyLink Inc.	5.625%	4/01/20	BB+	423,000

200	CenturyLink Inc.	6.750%	12/01/23	BB+	208,000

3,060	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	3,070,261
3,660	Total Diversified Telecommunication Services				3,701,261

	Energy Equipment & Services – 0.1%

500	Regency Energy Partners Finance	6.500%	7/15/21	BBB–	517,423

	Equity Real Estate Investment Trusts – 0.1%

200	Gaming and Leisure Products Inc., GLP Capital LP Financing II Inc.	4.375%	11/01/18	BB+	208,500

200	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	5.250%	12/01/21	B+	210,437

400	Vereit Operating Partner	3.000%	2/06/19	BBB–	405,448
800	Total Equity Real Estate Investment Trusts				824,385

	Food Products – 0.1%

300	Pilgrim’s Pride Corporation, 144A	5.750%	3/15/25	BB	309,000

	Health Care Providers & Services – 0.7%

1,700	Catholic Health Initiatives	1.600%	11/01/17	A–	1,703,274

200	Community Health Systems, Inc.	5.125%	8/01/21	BB–	198,000

500	HCA Inc.	4.250%	10/15/19	BBB–	521,250

1,715	Mayo Clinic Rochester	3.774%	11/15/43	AA	1,781,818
4,115	Total Health Care Providers & Services				4,204,342

	Hotels, Restaurants & Leisure – 0.0%

200	Wynn Macau Limited, 144A	5.250%	10/15/21	Ba3	202,000

	Household Durables – 0.2%

450	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	B+	465,750

250	CalAtlantic Group Inc.	5.875%	11/15/24	BB	267,500

400	Rialto Holdings LLC-Rialto Corporation, 144A	7.000%	12/01/18	B1	406,000
1,100	Total Household Durables				1,139,250

	Independent Power & Renewable Electricity Producers – 0.1%

275	AES Corporation	7.375%	7/01/21	BB	314,875

500	Calpine Corporation	5.375%	1/15/23	BB–	498,125
775	Total Independent Power & Renewable Electricity Producers				813,000

	Media – 0.2%

400	Altice S.A, 144A	7.750%	5/15/22	B	427,000

200	Charter Communications, CCO Holdings LLC	5.125%	2/15/23	BB+	208,500

26	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media (continued)

$300	Dish DBS Corporation	4.250%	4/01/18	Ba3	$307,500

200	Numericable Group SA, 144A	6.000%	5/15/22	B+	204,000

195	WMG Acquisition Group, 144A	6.000%	1/15/21	Ba3	202,313
1,295	Total Media				1,349,313

	Oil, Gas & Consumable Fuels – 0.1%

215	Calumet Specialty Products	7.625%	1/15/22	CCC+	173,613

200	Murphy Oil USA Inc.	6.000%	8/15/23	BB+	210,250

200	Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B+	184,000

150	Targa Resources Inc.	4.250%	11/15/23	BB–	144,937
765	Total Oil, Gas & Consumable Fuels				712,800

	Personal Products – 0.0%

200	Albea Beauty Holdings SA, 144A	8.375%	11/01/19	B	209,000

	Road & Rail – 0.1%

610	Avis Budget Car Rental, 144A	6.375%	4/01/24	B+	622,200

175	The Hertz Corporation	7.375%	1/15/21	B	181,842
785	Total Road & Rail				804,042

	Specialty Retail – 0.1%

420	Best Buy Co., Inc., (3)	5.500%	3/15/21	Baa1	465,150

	Technology Hardware, Storage & Peripherals – 0.1%

500	NCR Corporation	5.000%	7/15/22	BB	511,250

	Textiles, Apparel & Luxury Goods – 0.1%

300	Levi Strauss & Company	5.000%	5/01/25	BB	312,750

	Wireless Telecommunication Services – 0.3%

200	Altice Financing SA, 144A	6.625%	2/15/23	BB–	205,250

200	Millicom International Cellular SA, 144A	6.625%	10/15/21	BB+	208,500

200	Softbank Corporation, 144A	4.500%	4/15/20	BB+	207,000

200	Sprint Communications Inc., 144A	7.000%	3/01/20	BB	215,500

400	Telecom Italia SpA, 144A	5.303%	5/30/24	BBB–	408,948

400	T-Mobile USA Inc.	6.731%	4/28/22	BB	420,000
1,600	Total Wireless Telecommunication Services				1,665,198
$22,456	Total Corporate Bonds (cost $22,793,171)				23,123,255

Principal Amount (000)	Description (1)		Optional Call Provisions (4)	Ratings (2)	Value

	MUNICIPAL BONDS – 0.4%

	Maryland – 0.2%

$1,250	Baltimore County, Maryland, General Obligation Bonds, Taxable Series 2012, 0.951%, 8/01/17		No Opt. Call	AAA	$1,252,862

NUVEEN	27

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)		Optional Call Provisions (4)	Ratings (2)	Value

	Ohio – 0.2%

$820	Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer District of Greater Cincinnati, Refunding Series 2013B, 1.233%, 12/01/16		No Opt. Call	AA+	$820,853
$2,070	Total Municipal Bonds (cost $2,070,000)				2,073,715

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 90.3%

$5,580	Federal Home Loan Bank Bonds	1.625%	6/14/19	Aaa	$5,667,896

5,575	Federal Home Loan Bank Bonds	0.875%	8/05/19	Aaa	5,552,644

5,700	Federal National Mortgage Association	1.000%	2/26/19	Aaa	5,708,088

5,600	Federal National Mortgage Association	0.875%	8/02/19	Aaa	5,575,808

5,810	Federal National Mortgage Association	1.000%	8/28/19	Aaa	5,804,428

5,510	Freddie Mac Notes	0.850%	7/27/18	Aaa	5,506,799

5,819	U.S. Treasury Bonds	3.875%	4/15/29	Aaa	8,399,746

20,931	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/17	Aaa	20,988,933

16,120	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/18	Aaa	16,297,701

23,636	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/19	Aaa	24,041,864

4,635	U.S. Treasury Inflation Indexed Obligations	1.375%	1/15/20	Aaa	4,922,978

28,105	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/20	Aaa	28,661,559

4,077	U.S. Treasury Inflation Indexed Obligations	1.250%	7/15/20	Aaa	4,358,419

21,012	U.S. Treasury Inflation Indexed Obligations	1.125%	1/15/21	Aaa	22,369,538

16,043	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/21	Aaa	16,382,023

12,289	U.S. Treasury Inflation Indexed Obligations	0.625%	7/15/21	Aaa	12,909,522

27,644	U.S. Treasury Inflation Indexed Obligations	0.125%	1/15/22	Aaa	28,225,222

14,012	U.S. Treasury Inflation Indexed Obligations	0.125%	7/15/22	Aaa	14,354,611

21,597	U.S. Treasury Inflation Indexed Obligations	0.125%	1/15/23	Aaa	21,954,006

16,338	U.S. Treasury Inflation Indexed Obligations	0.375%	7/15/23	Aaa	16,945,421

22,659	U.S. Treasury Inflation Indexed Obligations	0.625%	1/15/24	Aaa	23,794,262

12,395	U.S. Treasury Inflation Indexed Obligations	0.125%	7/15/24	Aaa	12,589,522

10,111	U.S. Treasury Inflation Indexed Obligations	2.375%	1/15/25	Aaa	12,063,529

58,431	U.S. Treasury Inflation Indexed Obligations	0.250%	1/15/25	Aaa	59,585,677

4,286	U.S. Treasury Inflation Indexed Obligations	2.000%	1/15/26	Aaa	5,040,715

28,890	U.S. Treasury Inflation Indexed Obligations	0.625%	1/15/26	Aaa	30,424,191

2,861	U.S. Treasury Inflation Indexed Obligations	0.125%	7/15/26	Aaa	2,896,709

4,475	U.S. Treasury Inflation Indexed Obligations	2.375%	1/15/27	Aaa	5,495,357

1,717	U.S. Treasury Inflation Indexed Obligations	1.750%	1/15/28	Aaa	2,013,547

1,525	U.S. Treasury Inflation Indexed Obligations	3.625%	4/15/28	Aaa	2,109,355

4,142	U.S. Treasury Inflation Indexed Obligations	2.500%	1/15/29	Aaa	5,267,497

3,785	U.S. Treasury Inflation Indexed Obligations	2.125%	2/15/40	Aaa	5,056,308

28	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)

$5,544	U.S. Treasury Inflation Indexed Obligations	2.125%	2/15/41	Aaa	$7,474,585

19,884	U.S. Treasury Inflation Indexed Obligations	0.750%	2/15/42	Aaa	20,586,414

10,488	U.S. Treasury Inflation Indexed Obligations	0.625%	2/15/43	Aaa	10,570,652

4,838	U.S. Treasury Inflation Indexed Obligations	1.375%	2/15/44	Aaa	5,766,429

3,699	U.S. Treasury Inflation Indexed Obligations	0.750%	2/15/45	Aaa	3,833,146

5,000	U.S. Treasury Notes	2.000%	2/15/22	Aaa	5,197,265

15,030	U.S. Treasury Notes	1.375%	6/30/23	Aaa	15,007,109

22,223	U.S. Treasury Notes	0.375%	7/15/25	Aaa	22,982,705

3,660	U.S. Treasury Notes, (3)	2.500%	2/15/46	Aaa	3,795,248
$511,676	Total U.S. Government and Agency Obligations (cost $517,685,362)				536,177,428

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 2.9%

$2,883	Colony American Homes Trust 2014-1A	1.681%	5/17/31	Aaa	$2,884,795

2,000	Commercial Mortgage Pass-Through Certificates Series 2012-CR4	1.801%	10/15/45	AAA	2,007,574

3,000	Conns Receivables Funding Trust II, Series 2016-B, 144A, (WI/DD)	3.730%	10/15/18	BBB	3,000,000

680	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.484%	5/25/45	AA	698,089

2,000	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2015-GC32	3.345%	7/10/48	BBB–	1,520,225

1,530	Green Tree Agency Funding Trust, Manufactured Housing Contract Pass-Through Certificates, Series 2016-T1, 144A	4.058%	10/15/48	BBB	1,530,060

2,049	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-GG11	5.736%	12/10/49	AAA	2,102,981

2,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, 144A	4.384%	4/15/48	BBB–	1,637,868

2,100	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-C15, 144A	4.629%	8/15/46	BBB–	1,920,617
$18,242	Total Asset-Backed and Mortgage-Backed Securities (cost $17,411,632)				17,302,209

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 0.9%

	Canada – 0.3%

$1,500	Quebec Province	7.500%	7/15/23	Aa2	$1,983,157

	Poland – 0.1%

250	Republic of Poland	6.375%	7/15/19	A2	281,250

	Tunisia – 0.5%

3,000	Tunisia Government AID Bonds	1.416%	8/05/21	N/R	3,013,968
$4,750	Total Sovereign Debt (cost $5,175,419)				5,278,375
	Total Long-Term Investments (cost $565,309,934)				584,199,150

NUVEEN	29

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Coupon	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.4%

	Money Market Funds – 0.4%

2,579,264	Mount Vernon Securities Lending Trust Prime Portfolio, (6)	0.678% (5)	$2,579,264
	Total Investments Purchased with Collateral from Securities Lending (cost $2,579,264)		2,579,264

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 1.5%

	Money Market Funds – 1.5%

8,900,085	First American Treasury Obligations Fund, Class Z	0.224% (5)	$8,900,085
	Total Short-Term Investments (cost $8,900,085)		8,900,085
	Total Investments (cost $576,789,283) – 100.3%		595,678,499
	Other Assets Less Liabilities – (0.3)% (7)		(1,905,234)
	Net Assets – 100%		$593,773,265

Investments in Derivatives as of September 30, 2016

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Long	139	12/16	$16,890,672	$(29,321)	$57,459
U.S. Treasury 10-Year Note	Short	(23)	12/16	(3,015,875)	9,703	10,880
U.S. Treasury Long Bond	Short	(6)	12/16	(1,008,938)	9,649	9,734
U.S. Treasury Ultra Bond	Long	73	12/16	13,422,875	(157,406)	(201,579)
				$26,288,734	$(167,375)	$(123,506)
*	The aggregate Notional Amount at Value of long and short positions is $30,313,547 and $(4,024,813), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

30	NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Convertible Preferred Securities	$244,168	$—	$—	$244,168
Corporate Bonds	—	23,123,255	—	23,123,255
Municipal Bonds	—	2,073,715	—	2,073,715
U.S. Government and Agency Obligations	—	536,177,428	—	536,177,428
Asset-Backed and Mortgage-Backed Securities	—	17,302,209	—	17,302,209
Sovereign Debt	—	5,278,375	—	5,278,375
Investments Purchased with Collateral from Securities Lending	2,579,264	—	—	2,579,264
Short-Term Investments:
Money Market Funds	8,900,085	—	—	8,900,085
Investments in Derivatives:
Futures Contracts*	(123,506)	—	—	(123,506)
Total	$11,600,011	$583,954,982	$—	$595,554,993
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments (excluding investments in derivatives) was $579,493,972.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$19,563,801
Depreciation	(3,379,274)
Net unrealized appreciation (depreciation) of investments	$16,184,527

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,495,084.

(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

NUVEEN	31

Nuveen Intermediate Government Bond Fund

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 97.5%

	CORPORATE BONDS – 0.5%

	Health Care Providers & Services – 0.5%

$400	Catholic Health Initiatives	1.600%	11/01/17	A–	$400,770
$400	Total Corporate Bonds (cost $399,884)				400,770

Principal Amount (000)	Description (1)		Optional Call Provisions (3)	Ratings (2)	Value

	MUNICIPAL BONDS – 2.5%

	Louisiana – 0.5%

$374	Louisiana Local Government Environmental Facilities and Community Development Authority, System Restoration Revenue Bonds, Louisiana Utilities Restoration Corporation Project/EGSL, Series 2010, 3.22%, 2/01/21		No Opt. Call	AAA	$380,220

	Ohio – 2.0%

145	Akron, Ohio, General Obligation Bonds, Refunding Various Purpose Series 2014B, 0.950%, 12/01/16		No Opt. Call	AA–	145,028

345	Columbus, Ohio, General Obligation Bonds, Various Purpose, Taxable Series 2014C, 3.000%, 2/15/19		No Opt. Call	AAA	360,073

285	Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer District of Greater Cincinnati, Refunding Series 2013B, 1.233%, 12/01/16		No Opt. Call	AA+	285,296

845	Ohio State, General Obligation Bonds, Higher Education, Build America Bond Series 2010E, 3.328%, 8/01/17 – AGM Insured		No Opt. Call	AA+	862,018
1,620	Total Ohio				1,652,415
$1,994	Total Municipal Bonds (cost $2,026,907)				2,032,635

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 74.9%

$1,000	Fannie Mae Notes	1.250%	9/27/18	Aaa	$1,006,672

680	Fannie Mae Notes, (4)	1.125%	10/19/18	Aaa	683,522

1,000	Fannie Mae Notes	1.330%	10/24/19	Aaa	1,009,371

1,385	Fannie Mae Notes	1.500%	11/30/20	Aaa	1,403,638

810	Fannie Mae Notes	1.250%	5/06/21	Aaa	809,344

1,000	Federal Farm Credit Bank Discount Notes	0.700%	4/06/18	Aaa	997,986

790	Federal Farm Credit Bank Discount Notes	1.030%	5/11/18	Aaa	792,339

360	Federal Farm Credit Banks, Consolidated Systemwide Notes	1.750%	4/01/21	Aaa	366,513

800	Federal Home Loan Bank Bonds	0.875%	6/29/18	Aaa	803,075

755	Federal Home Loan Bank Bonds	1.200%	8/14/18	Aaa	759,965

700	Federal Home Loan Bank Bonds	1.625%	6/14/19	Aaa	711,026

815	Federal Home Loan Bank Bonds	0.875%	8/05/19	Aaa	811,732

32	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)

$1,080	Federal Home Loan Bank Bonds	4.125%	3/13/20	Aaa	$1,189,336

1,600	Federal Home Loan Bank Bonds, (4)	1.125%	7/14/21	Aaa	1,588,246

775	Federal Home Loan Bank Bonds	1.875%	12/09/22	Aaa	792,408

955	Federal Home Loan Bank Bonds	2.875%	6/14/24	Aaa	1,035,317

2,260	Federal Home Loan Bank Bonds	2.875%	9/13/24	Aaa	2,450,483

825	Federal Home Loan Bank Bonds	2.375%	3/14/25	Aaa	865,275

735	Federal Home Loan Banks, Discount Notes	2.220%	3/28/23	Aaa	764,526

590	Federal Home Loan Mortgage Corporation, Notes	2.375%	1/13/22	Aaa	621,292

815	Federal National Mortgage Association	0.875%	8/02/19	Aaa	811,480

815	Federal National Mortgage Association	1.000%	8/28/19	Aaa	814,218

535	Federal National Mortgage Association	0.000%	10/09/19	Aaa	513,496

775	Federal National Mortgage Association	2.125%	4/24/26	Aaa	788,297

250	Financing Corporation	9.400%	2/08/18	Aaa	278,912

1,850	Freddie Mac Notes	0.850%	7/27/18	Aaa	1,848,925

1,000	Freddie Mac Notes	0.875%	7/19/19	Aaa	996,242

425	Freddie Mac Reference Notes	0.875%	10/12/18	Aaa	424,817

270	Freddie Mac Reference Notes	5.000%	12/14/18	Aa2	293,571

1,500	Freddie Mac Reference Notes	1.125%	4/15/19	Aaa	1,506,560

820	Freddie Mac Reference Notes	1.125%	8/12/21	Aaa	811,600

710	FICO STRIPS	0.000%	5/02/17	Aaa	707,354

530	Tennessee Valley Authority	3.875%	2/15/21	Aaa	587,925

325	U.S. Treasury Bonds	8.750%	8/15/20	Aaa	420,266

535	U.S. Treasury Bonds	7.250%	8/15/22	Aaa	716,106

1,460	U.S. Treasury Notes	2.000%	7/31/20	Aaa	1,511,556

1,660	U.S. Treasury Notes	2.000%	11/30/20	Aaa	1,720,759

1,000	U.S. Treasury Notes	2.000%	2/28/21	Aaa	1,037,148

1,000	U.S. Treasury Notes	1.125%	2/28/21	Aaa	1,000,664

360	U.S. Treasury Notes	2.125%	6/30/21	Aaa	375,919

410	U.S. Treasury Notes	1.125%	7/31/21	Aaa	409,440

745	U.S. Treasury Notes	2.000%	11/15/21	Aaa	774,043

1,185	U.S. Treasury Notes	2.000%	2/15/22	Aaa	1,231,752

1,685	U.S. Treasury Notes	1.750%	5/15/23	Aaa	1,723,506

2,435	U.S. Treasury Notes	2.750%	11/15/23	Aaa	2,654,150

3,505	U.S. Treasury Notes	2.000%	2/15/25	Aaa	3,631,373

2,415	U.S. Treasury Notes	2.125%	5/15/25	Aaa	2,526,317

1,275	U.S. Treasury Notes	2.000%	8/15/25	Aaa	1,320,322

4,800	U.S. Treasury Notes	2.250%	11/15/25	Aaa	5,069,997

3,415	U.S. Treasury Notes	1.625%	5/15/26	Aaa	3,421,670

1,145	U.S. Treasury Securities, Stripped Interest Payments	0.000%	2/15/22	Aaa	1,067,066
$58,565	Total U.S. Government and Agency Obligations (cost $58,453,606)				60,457,517

NUVEEN	33

Nuveen Intermediate Government Bond Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 19.6%

$445	321 Henderson Receivables LLC, Series 2010-3A, 144A	3.820%	12/15/48	Aaa	$460,045

547	321 Henderson Receivables LLC., Series 2010-1A, 144A	5.560%	7/15/59	Aaa	607,471

500	Barclays Dryrock Issuance Trust 2014-1	0.884%	12/16/19	AAA	500,368

330	Centerpoint Energy Transition Bond Company LLC	0.901%	4/15/18	AAA	330,061

301	Colony American Homes Trust 2014-1A, 144A	1.681%	5/17/31	Aaa	301,186

352	Entergy Arkansas Restoration Funding LLC, Senior Secured Storm Recovery Bonds, Series 2010-A	2.300%	8/01/21	AAA	356,015

517	Entergy New Orleans Store Recovery Funding LLC, Series 2015-1	2.670%	6/01/27	AAA	536,232

635	Fannie Mae Alternative Credit Enhanced Securities	1.637%	11/25/17	Aaa	636,881

507	Fannie Mae Alternative Credit Enhanced Securities	0.799%	12/25/17	Aaa	507,370

94	Fannie Mae Mortgage Pool 254169	6.500%	12/01/31	Aaa	112,128

55	Fannie Mae Mortgage Pool 254179	6.000%	1/01/22	Aaa	62,424

58	Fannie Mae Mortgage Pool 254344	6.500%	6/01/22	Aaa	67,017

12	Fannie Mae Mortgage Pool 254373	6.500%	7/01/17	Aaa	12,526

14	Fannie Mae Mortgage Pool 254414	7.000%	7/01/17	Aaa	14,532

37	Fannie Mae Mortgage Pool 254720	4.500%	5/01/18	Aaa	37,940

66	Fannie Mae Mortgage Pool 596680	7.000%	9/01/31	Aaa	75,740

176	Fannie Mae Mortgage Pool 596712	6.500%	6/01/32	Aaa	201,187

39	Fannie Mae Mortgage Pool 656269	6.000%	8/01/32	Aaa	43,797

11	Fannie Mae Mortgage Pool 673010	5.500%	12/01/17	Aaa	10,924

25	Fannie Mae Mortgage Pool 695765	5.500%	4/01/18	Aaa	25,456

70	Fannie Mae Mortgage Pool 725793	5.500%	9/01/19	Aaa	73,000

156	Fannie Mae Mortgage Pool 745101	6.000%	4/01/32	Aaa	176,775

117	Fannie Mae Mortgage Pool 848390	2.310%	12/01/35	Aaa	121,522

160	Fannie Mae Mortgage Pool 886034	3.071%	7/01/36	Aaa	169,860

61	Fannie Mae Mortgage Pool 887017	6.500%	8/01/36	Aaa	70,163

227	Fannie Mae Mortgage Pool 913187	2.859%	4/01/37	Aaa	239,895

445	Fannie Mae Mortgage Pool 914224	2.915%	3/01/37	Aaa	466,378

137	Fannie Mae Mortgage Pool 928519	7.000%	6/01/37	Aaa	153,106

117	Fannie Mae Mortgage Pool 995949	2.823%	9/01/36	Aaa	123,569

476	Fannie Mae Mortgage Pool AB1959	4.000%	12/01/40	Aaa	512,631

567	Fannie Mae Mortgage Pool AD0486	2.736%	4/01/34	Aaa	599,121

50	Fannie Mae Mortgage Pool AE0981	3.500%	3/01/41	Aaa	52,810

306	Fannie Mae Mortgage Pool AE4876	3.500%	10/01/40	Aaa	324,067

270	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates	6.191%	2/25/42	Aaa	319,025

191	Fannie Mae, Connecticut Avenue Securities, Series 2014-C03	1.725%	7/25/24	BBB+	191,006

357	FDIC Structures Sale Guaranteed Notes, Series 2010-S1, 144A	3.250%	4/25/38	Aaa	368,131

536	Federal Home Loan Mortgage Corporation, REMIC	0.774%	11/15/42	Aaa	532,861

269	Freddie Mac Gold Pool 1H1396	2.773%	5/01/37	Aaa	284,632

34	NUVEEN

Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$328	Freddie Mac Gold Pool 780836	2.479%		9/01/33	Aaa	$343,233

236	Freddie Mac Gold Pool 848193	2.735%		3/01/36	Aaa	249,271

20	Freddie Mac Mortgage Pool, Various C35768	7.500%		1/01/30	Aaa	21,759

39	Freddie Mac Mortgage Pool, Various G00876	6.500%		1/01/28	Aaa	44,962

111	Freddie Mac Mortgage Pool, Various G01244	6.500%		3/01/31	Aaa	130,844

170	Freddie Mac Mortgage Trust 2013-KF02, 144A	3.522%		12/25/45	Baa3	169,887

197	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K701	2.776%		6/26/17	Aaa	198,211

464	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010 A1	3.320%		7/25/20	Aaa	473,160

452	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K715	2.059%		3/25/20	Aaa	458,005

21	Freddie Mac Structured Pass-Through Certificates, Series K-501	1.655%		11/25/16	Aaa	21,107

356	Freddie Mac Structured Pass-Through Certificates, Series K-502 A2	1.426%		8/25/17	AAA	356,633

622	Freddie Mac Structured Pass-Through Certificates, Series K008	2.746%		12/25/19	Aaa	630,813

519	Freddie Mac Whole Loan Securities Trust, Structured Pass-Through Certificates, Series 2015-SC01	3.500%		5/25/45	Aaa	534,629

44	Government National Mortgage Association Pool 3120	6.500%		8/20/31	Aaa	52,794

17	Government National Mortgage Association Pool 347332	7.500%		12/15/22	Aaa	17,328

2	Government National Mortgage Association Pool 455304	7.000%		9/15/27	Aaa	2,160

294	Government National Mortgage Association Pool 4946	4.500%		2/20/41	Aaa	321,874

62	Government National Mortgage Association Pool 570134	7.500%		12/15/31	Aaa	64,556

541	Government National Mortgage Association Pool 633605	6.000%		9/15/34	Aaa	643,115

110	Government National Mortgage Association Pool 780825	6.500%		7/15/28	Aaa	130,843

309	Origen Manufactured Housing Contract Trust Collateralized Notes Series 2005B	5.990%		1/15/37	A+	316,913

178	Structured Agency Credit Risk 2014-DN1	1.525%		2/26/24	Aa2	178,553

354	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%		2/15/35	Aaa	373,757

118	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2008-10A	5.902%		2/01/18	Aaa	123,212

210	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2010-P10A	4.108%		3/10/20	Aaa	220,439
$15,007	Total Asset-Backed and Mortgage-Backed Securities (cost $15,066,811)					15,755,910
	Total Long-Term Investments (cost $75,947,208)					78,646,832

Shares	Description (1)	Coupon				Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 2.4%

	Money Market Funds – 2.4%

1,973,681	Mount Vernon Securities Lending Trust Prime Portfolio, (6)	0.678%	(5)			1,973,681
	Total Investments Purchased with Collateral from Securities Lending (cost $1,973,681)					1,973,681

NUVEEN	35

Nuveen Intermediate Government Bond Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Coupon		Value

	SHORT-TERM INVESTMENTS – 1.7%

	Money Market Funds – 1.7%

1,365,511	First American Treasury Obligations Fund, Class Z	0.224%	(5)	$1,365,511
	Total Short-Term Investments (cost $1,365,511)			1,365,511
	Total Investments (cost $79,286,400) – 101.6%			81,986,024
	Other Assets Less Liabilities – (1.6)% (7)			(1,282,215)
	Net Assets – 100%			$80,703,809

Investments in Derivatives as of September 30, 2016

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Long	36	12/16	$4,374,563	$(7,532)	$1,982
U.S. Treasury 10-Year Note	Short	(81)	12/16	(10,621,125)	32,000	(10,788)
				$(6,246,562)	$24,468	$(8,806)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$400,770	$—	$400,770
Municipal Bonds	—	2,032,635	—	2,032,635
U.S. Government and Agency Obligations	—	60,457,517	—	60,457,517
Asset-Backed and Mortgage-Backed Securities	—	15,755,910	—	15,755,910
Investments Purchased with Collateral from Securities Lending	1,973,681	—	—	1,973,681
Short-Term Investments:
Money Market Funds	1,365,511	—	—	1,365,511
Investments in Derivatives:
Futures Contracts*	(8,806)	—	—	(8,806)
Total	$3,330,386	$78,646,832	$—	$81,977,218
*	Represents net unrealized appreciation (depreciation).

36	NUVEEN

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments (excluding investments in derivatives) was $79,286,955.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$2,748,027
Depreciation	(48,958)
Net unrealized appreciation (depreciation) of investments	$2,699,069

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,924,981.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

NUVEEN	37

Nuveen Short Term Bond Fund

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 97.5%

	CORPORATE BONDS – 48.3%

	Airlines – 1.0%

$2,192	American Airlines Pass-Through Trust 2013-2C, 144A	6.000%	1/15/17	BB	$2,214,218

1,332	Delta Air Lines Pass-Through Certificates, Series 2012-1B, 144A	6.875%	5/07/19	BBB	1,438,346

312	Delta Airlines	5.300%	4/15/19	A1	334,242

942	Northwest Airlines Trust Pass-Through Certificates 2007-1	7.027%	11/01/19	A	1,069,256

599	US Airways Pass-Through Trust	7.076%	3/20/21	A	646,719
5,377	Total Airlines				5,702,781

	Auto Components – 0.2%

853	American & Axle Manufacturing Inc., (3)	6.625%	10/15/22	BB	900,981

	Automobiles – 0.3%

2,000	General Motors Financial Company Inc.	3.200%	7/13/20	BBB–	2,048,014

	Banks – 9.8%

5,925	Bank of America Corporation	5.650%	5/01/18	A	6,284,846

2,065	Bank of Montreal	1.500%	7/18/19	Aa3	2,060,480

3,305	Bank of Nova Scotia	1.375%	12/18/17	Aa3	3,307,019

3,525	BB&T Corporation	1.450%	1/12/18	A+	3,533,777

4,000	Citigroup Inc.	2.150%	7/30/18	A	4,035,312

1,500	Citizens Bank NA	2.500%	3/14/19	A–	1,527,197

2,000	Credit Agricole SA, 144A	3.000%	10/01/17	A1	2,030,420

2,000	Fifth Third Bancorp.	4.500%	6/01/18	A–	2,074,378

5,000	General Electric Capital Corporation	5.625%	5/01/18	AA–	5,349,355

2,000	HSBC USA Inc.	1.625%	1/16/18	AA–	2,001,042

1,600	ING Bank NV, 144A	2.300%	3/22/19	A1	1,623,504

5,780	JPMorgan Chase & Company	1.850%	3/22/19	A+	5,812,189

3,000	KeyCorp.	2.300%	12/13/18	A–	3,047,007

2,000	PNC Bank NA	2.400%	10/18/19	A+	2,047,354

2,250	Santander UK PLC	3.050%	8/23/18	A1	2,303,010

2,000	Societe Generale, 144A	2.500%	4/08/21	A	2,052,724

2,000	SunTrust Banks Inc.	2.350%	11/01/18	A–	2,034,406

6,105	Wells Fargo & Company	2.125%	4/22/19	AA–	6,189,148
56,055	Total Banks				57,313,168

	Beverages – 0.5%

2,500	Anheuser Busch InBev	7.750%	1/15/19	A–	2,843,838

38	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Biotechnology – 0.9%

$1,000	Baxalta, Inc.	2.000%	6/22/18	BBB–	$1,002,441

1,665	Biogen Inc.	2.900%	9/15/20	A–	1,729,297

2,320	Celgene Corporation	2.125%	8/15/18	BBB+	2,344,701
4,985	Total Biotechnology				5,076,439

	Capital Markets – 3.3%

2,840	Deutsche Bank AG London	2.500%	2/13/19	A–	2,757,791

1,870	Goldman Sachs Group, Inc.	6.150%	4/01/18	A	1,991,698

4,000	Goldman Sachs Group, Inc.	2.000%	4/25/19	A	4,026,128

4,995	Morgan Stanley	5.950%	12/28/17	A	5,259,330

2,250	Nomura Holdings Incorporated	2.750%	3/19/19	BBB+	2,301,109

3,000	UBS AG Stamford	1.800%	3/26/18	A+	3,006,000
18,955	Total Capital Markets				19,342,056

	Chemicals – 1.7%

2,215	Eastman Chemical Company	2.700%	1/15/20	BBB	2,272,182

2,635	Ecolab Inc.	1.450%	12/08/17	A–	2,641,332

2,000	LyondellBasell Industries NV	5.000%	4/15/19	Baa1	2,146,440

2,750	Sherwin-Williams Company	1.350%	12/15/17	A	2,752,041
9,600	Total Chemicals				9,811,995

	Commercial Services & Supplies – 0.7%

2,000	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	3.750%	5/15/19	BBB–	2,042,500

2,000	ERAC USA Finance LLC, 144A	2.800%	11/01/18	BBB+	2,045,322
4,000	Total Commercial Services & Supplies				4,087,822

	Consumer Finance – 1.6%

1,200	Ally Financial Inc.	8.000%	12/31/18	BB	1,323,000

2,750	American Express Company	1.550%	5/22/18	A	2,755,027

2,200	Capital One Financial Corporation	2.450%	4/24/19	A–	2,247,791

2,000	Ford Motor Credit Company	2.597%	11/04/19	BBB	2,031,208

1,250	Navient Corporation	5.000%	10/26/20	BB	1,232,812
9,400	Total Consumer Finance				9,589,838

	Diversified Financial Services – 1.3%

2,570	BNP Paribas	2.700%	8/20/18	A1	2,618,036

1,000	Fly Leasing Limited, (3)	6.750%	12/15/20	BB	1,030,000

1,500	Rabobank Nederland	2.250%	1/14/19	Aa2	1,523,954

1,000	Synchrony Financial	1.875%	8/15/17	BBB–	1,001,994

1,201	Voya Financial Inc.	2.900%	2/15/18	BBB	1,223,510
7,271	Total Diversified Financial Services				7,397,494

NUVEEN	39

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Telecommunication Services – 2.8%

$2,300	AT&T, Inc.	1.400%	12/01/17	A–	$2,301,389

3,635	AT&T, Inc.	2.300%	3/11/19	A–	3,695,781

1,500	CenturyLink Inc.	5.625%	4/01/20	BB+	1,586,250

1,250	Frontier Communications Corporation	8.125%	10/01/18	BB	1,365,625

3,420	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	3,431,468

3,635	Verizon Communications	3.650%	9/14/18	A–	3,793,864
15,740	Total Diversified Telecommunication Services				16,174,377

	Electronic Equipment, Instruments & Components – 0.3%

1,500	Corning Incorporated	4.250%	8/15/20	BBB+	1,619,213

	Energy Equipment & Services – 0.3%

2,000	Regency Energy Partners Finance	6.500%	7/15/21	BBB–	2,069,692

	Equity Real Estate Investment Trusts – 1.3%

2,000	American Tower Company	4.500%	1/15/18	BBB	2,074,276

1,145	Gaming and Leisure Products Inc., GLP Capital LP Financing II Inc.	4.375%	11/01/18	BB+	1,193,663

2,605	Realty Income Corporation	2.000%	1/31/18	BBB+	2,622,407

2,000	Ventas Realty LP	2.000%	2/15/18	BBB+	2,011,964
7,750	Total Equity Real Estate Investment Trusts				7,902,310

	Food & Staples Retailing – 1.1%

1,250	Supervalu Inc.	6.750%	6/01/21	B	1,168,750

2,015	Sysco Corporation	2.600%	10/01/20	A3	2,074,531

3,050	Walgreens Boots Alliance, Inc.	1.750%	11/17/17	BBB	3,064,634
6,315	Total Food & Staples Retailing				6,307,915

	Food Products – 1.8%

2,175	Bunge Limited Finance Company	3.500%	11/24/20	BBB	2,274,998

1,065	Kraft Heinz Foods Company	2.000%	7/02/18	BBB–	1,075,521

2,500	Mondelez International Inc.	2.250%	2/01/19	Baa1	2,543,450

2,500	Tyson Foods	2.650%	8/15/19	BBB	2,563,308

2,000	Wm. Wrigley Jr. Company, 144A	2.900%	10/21/19	A	2,069,102
10,240	Total Food Products				10,526,379

	Gas Utilities – 0.2%

1,300	Ferrellgas LP, (3)	8.625%	6/15/20	CCC+	1,277,250

	Health Care Equipment & Supplies – 0.7%

3,260	Becton Dickinson & Company	1.800%	12/15/17	BBB+	3,275,919

750	Tenet Healthcare Corporation	6.250%	11/01/18	BB	800,625
4,010	Total Health Care Equipment & Supplies				4,076,544

	Health Care Providers & Services – 2.1%

3,000	Aetna Inc.	1.500%	11/15/17	A–	3,000,240

40	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Providers & Services (continued)

$3,000	Cardinal Health Inc.	2.400%	11/15/19	A–	$3,066,687

1,500	HCA Inc.	4.250%	10/15/19	BBB–	1,563,750

1,300	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	1,176,500

1,765	UnitedHealth Group Incorporated	3.875%	10/15/20	A+	1,913,089

1,750	Wellpoint Inc.	1.875%	1/15/18	A	1,758,376
12,315	Total Health Care Providers & Services				12,478,642

	Hotels, Restaurants & Leisure – 0.4%

1,100	International Game Technology	7.500%	6/15/19	BB+	1,225,125

1,250	MGM Resorts International Inc.	6.750%	10/01/20	BB	1,400,000
2,350	Total Hotels, Restaurants & Leisure				2,625,125

	Household Durables – 0.6%

1,805	Newell Brands Inc.	2.600%	3/29/19	BBB–	1,846,051

1,550	William Lyon Homes Incorporated	8.500%	11/15/20	B–	1,619,750
3,355	Total Household Durables				3,465,801

	Independent Power & Renewable Electricity Producers – 0.2%

1,300	Dynegy Inc.	6.750%	11/01/19	B+	1,332,500

	Industrial Conglomerates – 0.3%

2,000	Siemens Financieringsmaatschappij NV, 144A	1.300%	9/13/19	A+	1,988,398

	Insurance – 1.1%

2,415	American International Group, Inc.	3.375%	8/15/20	A–	2,548,496

1,655	Lincoln National Corporation	6.250%	2/15/20	A–	1,862,673

1,500	Met Life Global Funding I, 144A	2.000%	4/14/20	AA–	1,515,866

518	Prudential Financial Inc.	6.000%	12/01/17	A	545,575
6,088	Total Insurance				6,472,610

	Internet Software & Services – 0.4%

2,185	eBay Inc.	2.500%	3/09/18	BBB+	2,215,837

	IT Services – 0.6%

3,490	Visa Inc.	2.200%	12/14/20	A+	3,578,950

	Machinery – 0.3%

500	BlueLine Rental Finance Corporation, 144A	7.000%	2/01/19	B+	436,250

1,365	Ingersoll-Rand Luxembourg Finance SA	2.625%	5/01/20	BBB	1,391,082
1,865	Total Machinery				1,827,332

	Media – 2.8%

1,735	21st Century Fox America Inc.	4.500%	2/15/21	BBB+	1,923,952

2,600	British Sky Broadcasting Group PLC, 144A	6.100%	2/15/18	BBB	2,743,793

1,890	CBS Corporation	5.750%	4/15/20	BBB	2,129,017

NUVEEN	41

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media (continued)

$2,000	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation, 144A	3.579%	7/23/20	BBB	$2,090,516

4,000	Comcast Corporation	5.875%	2/15/18	A–	4,247,956

1,600	Discovery Communications Inc.	5.625%	8/15/19	BBB–	1,753,344

1,500	Dish DBS Corporation	4.250%	4/01/18	Ba3	1,537,500
15,325	Total Media				16,426,078

	Metals & Mining – 0.5%

1,250	Alcoa Inc.	6.150%	8/15/20	BBB–	1,378,125

1,500	Nucor Corporation	5.850%	6/01/18	A–	1,602,908
2,750	Total Metals & Mining				2,981,033

	Oil, Gas & Consumable Fuels – 1.5%

645	Calumet Specialty Products	6.500%	4/15/21	CCC+	527,287

750	Cenovus Energy Inc.	5.700%	10/15/19	BBB	805,006

1,000	Murphy Oil Corporation	2.500%	12/01/17	BBB–	1,017,325

2,195	Phillips 66	2.950%	5/01/17	A3	2,214,731

750	Sabine Pass Liquefaction LLC	5.625%	2/01/21	BBB–	797,813

1,370	Spectra Energy Partners LP	2.950%	9/25/18	BBB	1,394,737

1,780	SunCor Energy Inc.	6.100%	6/01/18	A–	1,911,886
8,490	Total Oil, Gas & Consumable Fuels				8,668,785

	Paper & Forest Products – 0.3%

1,000	Mercer International Inc.	7.000%	12/01/19	B+	1,033,750

450	Sappi Papier Holding GMBH, 144A	7.750%	7/15/17	BB–	460,125
1,450	Total Paper & Forest Products				1,493,875

	Pharmaceuticals – 0.6%

2,125	McKesson Corporation	2.284%	3/15/19	BBB+	2,162,406

1,245	Teva Pharmaceutical Finance III	1.700%	7/19/19	BBB	1,242,092
3,370	Total Pharmaceuticals				3,404,498

	Road & Rail – 0.1%

750	The Hertz Corporation	6.750%	4/15/19	B	766,961

	Software – 0.9%

3,130	CA Inc.	2.875%	8/15/18	BBB+	3,189,595

2,000	Total System Services Inc.	2.375%	6/01/18	BBB–	2,015,420
5,130	Total Software				5,205,015

	Specialty Retail – 0.6%

1,625	AutoNation Inc.	6.750%	4/15/18	BBB–	1,736,428

2,020	Hyundai Capital America, 144A	2.400%	10/30/18	A–	2,047,892
3,645	Total Specialty Retail				3,784,320

42	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Technology Hardware, Storage & Peripherals – 1.8%

$2,720	Apple Inc.	2.100%	5/06/19	AA+	$2,779,924

1,500	Dell Inc., (3)	5.875%	6/15/19	Ba2	1,608,750

1,875	Hewlett Packard Enterprise Co, 144A	2.850%	10/05/18	A–	1,910,331

3,000	International Business Machines Corporation (IBM)	1.800%	5/17/19	AA–	3,040,008

1,000	Seagate HDD Cayman	3.750%	11/15/18	BBB–	1,027,475
10,095	Total Technology Hardware, Storage & Peripherals				10,366,488

	Tobacco – 1.2%

2,000	BAT International Finance PLC, 144A	2.125%	6/07/17	A–	2,011,642

1,970	Philip Morris International	1.375%	2/25/19	A	1,974,064

2,915	Reynolds American Inc.	3.250%	6/12/20	BBB	3,066,956
6,885	Total Tobacco				7,052,662

	Trading Companies & Distributors – 0.3%

1,500	Air Lease Corporation	2.625%	9/04/18	BBB–	1,513,571

	Transportation Infrastructure – 0.3%

2,000	Aviation Capital Group Corporation, 144A	2.875%	9/17/18	A–	2,025,000

	Wireless Telecommunication Services – 1.6%

2,000	Deutsche Telekom International Finance BV	6.000%	7/08/19	BBB+	2,237,580

1,250	Softbank Corporation, 144A	4.500%	4/15/20	BB+	1,293,750

1,500	Sprint Communications Inc., 144A	9.000%	11/15/18	BB	1,653,750

1,000	T-Mobile USA Inc.	6.464%	4/28/19	BB	1,018,750

3,480	Vodafone Group PLC	1.500%	2/19/18	BBB+	3,477,557
9,230	Total Wireless Telecommunication Services				9,681,387
$275,419	Total Corporate Bonds (cost $280,694,459)				283,422,974

Principal Amount (000)	Description (1)		Optional Call Provisions (4)	Ratings (2)	Value

	MUNICIPAL BONDS – 1.7%

	California – 0.2%

$1,015	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010, 5.750%, 3/01/17		No Opt. Call	AA–	$1,036,112

	Guam – 0.4%

	Government of Guam, Business Privilege Tax Bonds, Taxable Series 2012B-2:
1,155	2.933%, 1/01/17		No Opt. Call	A	1,156,998
1,190	3.301%, 1/01/18		No Opt. Call	A	1,202,388
2,345	Total Guam				2,359,386

	Massachusetts – 0.5%

2,750	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2014-2, 1.185%, 11/01/17		No Opt. Call	Aa2	2,759,817

NUVEEN	43

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)		Optional Call Provisions (4)	Ratings (2)	Value

	Nevada – 0.4%

$2,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011B, 3.176%, 6/01/17		No Opt. Call	Aa1	$2,537,825

	Ohio – 0.2%

1,470	Ohio State, General Obligation Bonds, Higher Education, Build America Bond Series 2010E, 3.328%, 8/01/17 – AGM Insured		No Opt. Call	AA+	1,499,607
$10,080	Total Municipal Bonds (cost $10,115,784)				10,192,747

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 8.0%

$13,000	Federal National Mortgage Association	1.000%	2/26/19	Aaa	$13,018,447

12,000	U.S. Treasury Notes	0.875%	11/30/16	Aaa	12,013,008

3,000	U.S. Treasury Notes	0.875%	11/30/17	Aaa	3,005,976

14,045	U.S. Treasury Notes	0.750%	12/31/17	Aaa	14,049,944

5,000	U.S. Treasury Notes	1.125%	3/31/20	Aaa	5,023,440
$47,045	Total U.S. Government and Agency Obligations (cost $46,967,418)				47,110,815

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 39.5%

$2,281	321 Henderson Receivables LLC, Series 2006-4A, 144A	0.724%	12/15/41	AAA	$2,209,784

527	ACE Securities Corporation, Manufactured Housing Trust Series 2003-MH1, 144A	6.500%	8/15/30	AA	586,348

1,446	Agate Bay Mortgage Loan Trust, Mortgage Loan Pass-Through Certificates, Series 2016-3, 144A	3.500%	8/25/46	AAA	1,494,023

3,491	American Homes 4 Rent, Series 2014-SFR1, 144A	1.531%	6/17/31	Aaa	3,480,253

5,170	American Tower Company, 144A	1.551%	3/15/43	Aaa	5,158,544

4,112	AmeriCold LLC Trust, Series 2010, 144A	2.028%	1/14/29	AAA	4,115,842

251	Amortizing Residential Collateral Trust Series 2002-BC4 M1	1.575%	7/25/32	Baa2	245,948

1,891	Amortizing Residential Collateral Trust, Series 2002-BC7	1.285%	10/25/32	Aa1	1,646,012

928	Avant Loans Funding Trust, Series 2016-A, 144A	4.110%	5/15/19	N/R	932,061

3,000	Barclays Commercial Mortgage, Mortgage Pass-Through Certificates, Series 2015-STP, 144A	4.427%	9/10/28	A–	3,086,838

2,415	BXHTL Mortgage Trust, Series 2015-JWRZ, 144A	1.755%	5/15/29	AAA	2,419,540

3,000	Cabela’s Master Credit Card Trust, Series 2011-A2, 144A	1.054%	2/18/20	AAA	3,003,060

3,500	Cabela’s Master Credit Card Trust, Series 2016-1	1.780%	6/15/22	AAA	3,507,424

318	California Republic Auto Receivables Trust 2013-2	1.230%	3/15/19	Aaa	318,309

1,000	California Republic Auto Receivables Trust, Series 2016-2	1.340%	3/15/19	AAA	1,001,469

721	CAM Mortgage Trust 2015-1, 144A	3.500%	7/15/64	N/R	720,601

1,306	Capital Auto Receivables Asset Trust, Asset Backed Notes, Series 2014-1	1.320%	6/20/18	AAA	1,306,593

3,960	Capital One Multi Asset Execution Trust, Series 2016-A1	0.974%	2/15/22	AAA	3,984,241

44	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$745	Centerpoint Energy Transition Bond Company LLC	0.901%	4/15/18	AAA	$744,908

87	Citicorp Mortgage Securities I, REMIC Pass-Through Certificates, Series 2007-9	5.500%	12/25/22	Baa2	86,440

132	Citicorp Mortgage Securities Inc., REMIC Pass-Through Certificates, Series 2006-1 5A1	5.500%	2/25/26	B2	132,791

2,000	Colony American Homes Trust 2014-1A, 144A	1.881%	5/17/31	Aa2	1,992,494

2,960	Colony American Homes Trust 2015-1A, 144A	2.481%	7/17/32	A2	2,970,891

2,000	Colony Starwood Homes, Series 2016-1A, 144A	3.631%	7/17/33	Baa2	2,019,928

3,000	Commercial Mortgage Pass-Through Certificates, Series 2014-SAVA, 144A	2.275%	6/15/34	AA	2,974,563

4,470	Commercial Mortgage Trust 2014-BBG, 144A	1.325%	3/15/29	AAA	4,426,803

1,460	Conns Receivables Funding Trust II, Series 2016-A, 144A	4.680%	4/16/18	BBB	1,463,692

3,690	Conns Receivables Funding Trust II, Series 2016-B, 144A, (WI/DD)	3.730%	10/15/18	BBB	3,690,000

490	Consumer Credit Origination Loan Trust, Series 2015-1, 144A	2.820%	3/15/21	Baa1	490,654

2,935	Consumers Securitization Funding LLC, Series 2014-A	1.334%	11/01/20	AAA	2,926,008

22	Countrywide Asset Backed Certificates, Series 2007-4 A2	5.530%	4/25/47	Caa1	21,997

123	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-2	2.610%	2/25/34	BB+	118,509

3,189	Credit Suisse Commercial Mortgage Trust, 2015-2, 144A	3.000%	2/25/45	AAA	3,213,577

4,456	Credit Suisse Commercial Mortgage Trust, Series 2013-6, 144A	2.500%	7/25/28	AAA	4,523,750

400	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AA+	419,896

2,794	Credit-Based Asset Servicing and Securitization Pool 2007-SP1, 144A	6.020%	12/25/37	A+	2,904,702

2,000	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	AAA	2,022,560

2,937	Entergy Arkansas Restoration Funding LLC, Senior Secured Storm Recovery Bonds, Series 2010-A	2.300%	8/01/21	AAA	2,969,857

3,441	Entergy Louisiana Investment Recovery Funding LLC, Series 2011-A	2.040%	9/01/23	AAA	3,449,476

208	Fannie Mae Alternative Credit Enhanced Securities	2.210%	9/25/20	Aaa	209,210

1,520	Fannie Mae Connecticut Avenue Securities, Series 2014-C02	1.475%	5/25/24	A–	1,521,770

970	Fannie Mae Connecticut Avenue Securities, Series 2016-C03	2.724%	10/25/28	BBB–	983,109

442	Fannie Mae Mortgage Interest Strips 366 25, (I/O)	5.000%	9/25/24	Aaa	25,112

62	Fannie Mae Mortgage Pool 433988	2.533%	11/01/25	Aaa	64,409

362	Fannie Mae Mortgage Pool 535363	5.172%	12/01/31	Aaa	386,137

36	Fannie Mae Mortgage Pool 545717	2.738%	5/01/32	Aaa	37,103

3	Fannie Mae Mortgage Pool 545791	2.936%	3/01/32	Aaa	3,322

90	Fannie Mae Mortgage Pool 555369	2.709%	8/01/36	Aaa	93,977

84	Fannie Mae Mortgage Pool 625338	2.472%	6/01/31	Aaa	87,191

108	Fannie Mae Mortgage Pool 634948	2.915%	5/01/32	Aaa	111,660

16	Fannie Mae Mortgage Pool 661645	2.454%	10/01/32	Aaa	15,583

37	Fannie Mae Mortgage Pool 671884	2.490%	12/01/32	Aaa	38,185

692	Fannie Mae Mortgage Pool 725721	2.881%	6/01/34	Aaa	736,171

646	Fannie Mae Mortgage Pool 745922	2.825%	7/01/35	Aaa	689,003

58	Fannie Mae Mortgage Pool 775389	3.010%	4/01/34	Aaa	60,309

NUVEEN	45

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$648	Fannie Mae Mortgage Pool 795242	2.425%	7/01/34	Aaa	$671,256

725	Fannie Mae Mortgage Pool 797182	2.584%	11/01/34	Aaa	765,442

68	Fannie Mae Mortgage Pool 838948	2.427%	8/01/35	Aaa	70,598

452	Fannie Mae Mortgage Pool 838958	2.760%	8/01/35	Aaa	474,496

571	Fannie Mae Mortgage Pool 841068	2.808%	11/01/34	Aaa	603,323

311	Fannie Mae Mortgage Pool 848390	2.310%	12/01/35	Aaa	324,057

328	Fannie Mae Mortgage Pool 886034	3.071%	7/01/36	Aaa	348,984

292	Fannie Mae Mortgage Pool 995949	2.823%	9/01/36	Aaa	308,923

902	Fannie Mae Mortgage Pool AD0486	2.736%	4/01/34	Aaa	953,878

777	Fannie Mae Mortgage Pool AD0550	2.708%	8/01/37	Aaa	818,890

1,119	Fannie Mae Mortgage Pool AE0058	2.715%	7/01/36	Aaa	1,181,637

981	Fannie Mae Mortgage Pool AL2720	3.000%	11/01/27	Aaa	1,031,570

16	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1992-150 MA	5.500%	9/25/22	Aaa	17,321

292	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2004-90 GF	0.825%	11/25/34	Aaa	292,732

336	Fannie Mae REMIC Pass-Through Certificates 2011-6 BA	2.750%	6/25/20	Aaa	339,536

1,999	Fannie Mae, Connecticut Avenue Securities Series 2014-C01	2.125%	1/25/24	A1	2,014,163

2,077	Fannie Mae, Connecticut Avenue Securities, Series 2014-C03	1.725%	7/25/24	BBB+	2,081,961

1,404	FDIC Structures Sale Guaranteed Notes, Series 2010-S1, 144A	3.250%	4/25/38	Aaa	1,446,414

46	FDIC Structures Sale Guaranteed Notes, Series 2010-S1, 144A	1.074%	2/25/48	Aaa	45,684

5	Federal Home Loan Mortgage Corporation, REMICR 1022 J	6.000%	12/15/20	Aaa	4,872

2,500	Fifth Third Auto Trust, Series 2013 A B	1.210%	4/15/19	AAA	2,498,903

260	Freddie Mac Gold Pool 780456	2.733%	5/01/33	Aaa	274,898

550	Freddie Mac Gold Pool 780911	2.526%	10/01/33	Aaa	581,415

648	Freddie Mac Gold Pool 781296	2.960%	3/01/34	Aaa	682,639

161	Freddie Mac Gold Pool 786591	2.772%	12/01/26	Aaa	167,280

32	Freddie Mac Gold Pool 786853	2.543%	10/01/29	Aaa	32,636

97	Freddie Mac Gold Pool 846946	2.617%	1/01/29	Aaa	101,998

23	Freddie Mac Gold Pool 847014	2.567%	5/01/30	Aaa	24,039

61	Freddie Mac Gold Pool 847063	2.875%	10/01/32	Aaa	64,784

494	Freddie Mac Gold Pool 847241	2.660%	10/01/30	Aaa	509,968

738	Freddie Mac Gold Pool 847331	2.597%	8/01/32	Aaa	775,574

52	Freddie Mac Gold Pool 847367	2.439%	6/01/31	Aaa	54,344

261	Freddie Mac Gold Pool 847652	2.689%	9/01/32	Aaa	265,464

948	Freddie Mac Gold Pool 848193	2.735%	3/01/36	Aaa	1,002,260

150	Freddie Mac Gold Pool 972055	3.751%	4/01/30	Aaa	157,929

41	Freddie Mac Mortgage Pool, Various M30035	4.500%	4/01/22	Aaa	43,042

1,723	Freddie Mac Mortgage Trust 2013-KF02, 144A	3.522%	12/25/45	Baa3	1,720,930

46	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,000	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K711, 144A	3.684%	8/25/45	A	$1,031,038

2,000	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.484%	5/25/45	A	2,031,286

425	Freddie Mac Multi-Class Certificates 3780 FE	0.924%	12/15/20	Aaa	427,065

4,075	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2012-K501, 144A	3.277%	11/25/46	Aaa	4,072,676

1,300	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2012-K710, 144A	3.952%	6/25/47	A–	1,345,647

2,960	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2013-K502, 144A	3.190%	3/25/45	A	2,970,933

479	Freddie Mac Non Gold Participation Certificates 1L1462	2.597%	8/01/36	Aaa	504,858

3,468	GAHR Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-NRF, 144A	1.824%	12/15/34	AAA	3,476,547

2,500	General Electric Capital Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-C1	5.606%	12/10/49	Ba3	2,474,794

2,790	General Electric Capital Credit Card Master Trust, Series 2012-6	1.360%	8/17/20	AAA	2,795,491

2,000	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2014-GSFL, 144A	2.774%	7/15/31	A–	1,975,616

2,010	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2014-GSFL, 144A	1.524%	7/15/31	AAA	2,008,911

1,545	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2010-C1, 144A	3.679%	8/10/43	Aaa	1,599,241

58	Goldman Sachs Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-GC5	2.999%	8/10/44	Aaa	58,235

56	Government National Mortgage Association Pool 8006	1.875%	7/20/22	Aaa	57,438

46	Government National Mortgage Association Pool 8699	1.875%	9/20/25	Aaa	47,906

39	Government National Mortgage Association Pool 8824	2.000%	8/20/21	Aaa	40,403

38	Government National Mortgage Association Pool 8847	2.125%	4/20/26	Aaa	38,935

13	Government National Mortgage Association Pool 80106	1.875%	8/20/27	Aaa	13,686

19	Government National Mortgage Association Pool 80154	2.000%	1/20/28	Aaa	19,936

50	Government National Mortgage Association Pool 80283	2.125%	5/20/29	Aaa	51,841

102	Government National Mortgage Association Pool 80469	2.000%	11/20/30	Aaa	105,440

31	Government National Mortgage Association Pool 80507	2.125%	4/20/31	Aaa	31,092

111	Government National Mortgage Association Pool 80535	1.875%	8/20/31	Aaa	115,400

18	Government National Mortgage Association Pool 80580	2.000%	2/20/32	Aaa	18,670

108	Government National Mortgage Association, Guaranteed REMIC Pass-Through Securities and MX Securities Trust	4.500%	5/16/38	Aaa	110,710

2,025	GP Portfolio Trust 2014-GPP A, 144A	3.274%	2/15/27	BBB–	2,002,044

3,000	Green Tree Agency Advance Funding Trust, Manufactured Housing Contract Pass-Through Certificates, Series 2015-T2, 144A	3.687%	10/15/48	AA	2,998,260

NUVEEN	47

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$2,500	Green Tree Agency Funding Trust, Manufactured Housing Contract Pass-Through Certificates, Series 2016-T1, 144A	2.380%	10/15/48	AAA	$2,500,098

4,500	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass-Through Certificates Series 2007-GG9	5.475%	3/10/39	A	4,537,105

3,100	Huntington Auto Trust, Motor Vehicle Installment Payments, Series 2015-1	1.950%	6/15/21	AA+	3,114,969

2,500	Hyatt Hotel Portfolio Trust, Mortgage Pass-Through Certificate, Series 2015-HYT, 144A	2.231%	11/15/29	AA–	2,496,605

606	IMC Home Mortgage Company, Home Equity Loan Pass-Through Certificates, Series 1998-3	6.720%	8/20/29	AA	616,430

163	IndyMac INDX Mortgage Loan Trust, Pass-Through Certificates, Series 2005-AR1	2.901%	3/25/35	BBB+	162,545

2,500	Invitation Homes Trust 2013-SFR1, 144A	2.672%	12/17/30	Baa2	2,499,997

4,930	Invitation Homes Trust 2013-SFR1, 144A	1.872%	12/17/30	Aa2	4,919,819

3,787	Invitation Homes Trust 2014-SFR2, 144A	2.131%	9/17/31	Aa2	3,792,194

1,957	Invitation Homes Trust 2014-SFR2, 144A	1.631%	9/17/31	Aaa	1,954,278

1,367	Invitation Homes Trust 2014-SFR3, 144A	3.007%	12/17/31	A2	1,377,630

2,617	JPMorgan Madison Avenue Securities Trust, Mortgage Pass-Through Certificates, Series 2014-1, 144A	2.775%	11/25/24	BBB	2,622,216

1,742	Master Resecuritization Trust 2009-1, 144A	6.000%	10/25/36	A	1,794,466

3	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates, Series 2004-13	8.000%	1/25/35	BB	2,933

702	National Credit Union Administration, Guaranteed Notes Series 2011-R1	0.975%	1/08/20	Aaa	703,125

2,000	New Residential Advance Receivable Trust, Series 2016-T1, 144A	4.377%	6/15/49	BBB	2,004,479

2,400	New Residential Advance Receivable Trust, Series 2015-T2, 144A	3.302%	8/17/48	AAA	2,406,438

2,842	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2014-2A, 144A	3.750%	5/25/54	AAA	2,951,157

2,640	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2015-A1, 144A	3.750%	5/28/52	Aaa	2,744,659

2,805	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2016-1A, 144A	3.750%	3/25/56	AAA	2,906,561

2,350	OMART Receivables Trust, Series 2015-T3, 144A	3.211%	11/15/47	AAA	2,354,780

3,185	OMART Receivables Trust, Series 2016-T2, 144A	2.722%	8/16/49	AAA	3,176,042

3,500	Opteum Mortgage Acceptance Corporation, Asset Backed Pass-Through Certificates, Series 2005-1	1.380%	2/25/35	AAA	3,474,817

2,211	PennyMac Loan Trust, Series 2015-NPL1, 144A	4.000%	3/25/55	N/R	2,226,206

2,758	Pretium Mortgage Credit Partners I, Series 2016-NPL3, 144A	4.375%	5/27/31	N/R	2,785,486

344	RBSSP Resecuritization Trust 2009-10, 144A	0.624%	3/26/37	N/R	157,747

1,212	RBSSP Resecuritization Trust 2009-5, 144A	1.024%	8/26/37	BBB	1,150,732

653	Santander Drive Auto Receivables Trust, Series 2014-1	1.590%	10/15/18	AAA	653,805

462	SMART Trust 2014-1US	0.950%	2/14/18	Aaa	461,212

3,240	Social Professional Loan Program LLC, Series 2015-C, 144A	2.510%	8/25/33	Aa2	3,295,817

101	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	3.004%	8/25/34	N/R	100,334

48	NUVEEN

Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,248	Structured Agency Credit Risk 2014-DN1	1.525%		2/25/24	Aa2	$1,249,873

500	Sway Residential Trust, Series 2014-1, 144A	4.831%		1/17/32	N/R	504,021

2,150	TCF Auto Receivables Owner Trust, Series 2016-1A, 144A	1.710%		4/15/21	AAA	2,149,826

24	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2007-10A	5.459%		2/10/17	Aaa	24,474

1,061	Vericrest Opportunity Loan Transferee, Series 2014-NPL8, 144A	3.375%		10/26/54	N/R	1,059,143

1,122	Vericrest Opportunity Loan Transferee, Series 2015-NP10, 144A	3.625%		7/25/45	N/R	1,123,737

1,203	Vericrest Opportunity Loan Transferee, Series 2015-NPL5, 144A	3.500%		3/25/55	N/R	1,203,546

2,310	Verizon Owner Trust, Series 2016-1A, 144A	1.420%		1/20/21	AAA	2,315,226

1,818	Volkswagen Auto Loan Enhanced Trust, Series 2014-2	0.950%		4/22/19	AAA	1,813,343

2,441	Vornado DP LLC Commercial Mortgage Credit Tenant Lease Series 2010-VNO, 144A	2.970%		9/13/28	AAA	2,499,694

2,039	Walter Investment Management Company Capital Trust, Series 2012-AA ,144A	4.549%		10/16/50	A	2,045,269

5,018	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-LC22	1.639%		9/15/58	Aaa	5,032,875

2,002	Wells Fargo Home Equity Trust, Series 2005-2	1.065%		4/25/35	AA	1,932,151

15	Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2	3.039%		3/25/35	A+	15,239
$230,964	Total Asset-Backed and Mortgage-Backed Securities (cost $230,976,651)					231,933,675
	Total Long-Term Investments (cost $568,754,312)					572,660,211

Shares	Description (1)	Coupon				Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.5%

	Money Market Funds – 0.5%

2,736,035	Mount Vernon Securities Lending Trust Prime Portfolio, (6)	0.678%	(5)			$2,736,035
	Total Investments Purchased with Collateral from Securities Lending (cost $2,736,035)					2,736,035

Shares	Description (1)	Coupon				Value

	SHORT-TERM INVESTMENTS – 2.5%

	Money Market Funds – 2.5%

14,896,061	First American Treasury Obligations Fund, Class Z	0.224%	(5)			$14,896,061
	Total Short-Term Investments (cost $14,896,061)					14,896,061
	Total Investments (cost $586,386,408) – 100.5%					590,292,307
	Other Assets Less Liabilities – (0.5)% (7)					(3,095,983)
	Net Assets – 100%					$587,196,324

Investments in Derivatives as of September 30, 2016

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(146)	12/16	$(17,741,281)	$30,797	$(62,928)

NUVEEN	49

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$283,422,974	$—	$283,422,974
Municipal Bonds	—	10,192,747	—	10,192,747
U.S. Government and Agency Obligations	—	47,110,815	—	47,110,815
Asset-Backed and Mortgage-Backed Securities	—	231,933,675	—	231,933,675
Investments Purchased with Collateral from Securities Lending	2,736,035	—	—	2,736,035
Short-Term Investments:
Money Market Funds	14,896,061	—	—	14,896,061
Investments in Derivatives:
Futures Contracts*	(62,928)	—	—	(62,928)
Total	$17,569,168	$572,660,211	$—	$590,229,379
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments (excluding investments in derivatives) was $586,462,815.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$5,698,787
Depreciation	(1,869,295)
Net unrealized appreciation (depreciation) of investments	$3,829,492

50	NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,615,991.

(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(I/O)	Interest only security.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

NUVEEN	51

Nuveen High Income Bond Fund

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 92.1%

	COMMON STOCKS – 0.7%

	Banks – 0.4%

48,000	CIT Group Inc.	$1,742,400

	Building Products – 0.0%

527	Dayton Superior, Class A, (2), (3)	30,195

585	Dayton Superior, Class 1, (2), (3)	33,550
	Total Building Products	63,745

	Capital Markets – 0.0%

5,732	Adamas Finance Asia Limited, (2)	2,780

20,000	Och-Ziff Capital Management Group, Class A Shares	86,800
	Total Capital Markets	89,580

	Energy Equipment & Services – 0.2%

10,000	Patterson-UTI Energy, Inc.	223,700

46,410	SAExploration Holdings, Inc., (2)	381,490
	Total Energy Equipment & Services	605,190

	Equity Real Estate Investment Trusts – 0.1%

4,000	Mid-America Apartment Communities	375,960

	Metals & Mining – 0.0%

499,059	Northland Resources SA, (2), (3)	50

	Oil, Gas & Consumable Fuels – 0.0%

50,119	Connacher Oil and Gas Limited, (2), (3)	5

4,145	Penn Virginia Corporation, (2), (4)	151,302
	Total Oil, Gas & Consumable Fuels	151,307

	Paper & Forest Products – 0.0%

13,069	Verso Corporation, (2)	84,295
	Total Common Stocks (cost $3,915,887)	3,112,527

Shares	Description (1), (12)	Value

	EXCHANGE-TRADED FUNDS – 0.9%

30,000	iShares J.P. Morgan USD Emerging Markets Bond ETF, (6)	$3,516,300

14,000	SPDR® S&P® Regional Banking ETF, (6)	591,780
	Total Exchange-Traded Funds (cost $4,123,259)	4,108,080

52	NUVEEN

Shares	Description (1)	Coupon		Ratings (5)	Value

	CONVERTIBLE PREFERRED SECURITIES – 1.5%

	Electric Utilities – 0.5%

50,000	Exelon Corporation	6.500%		BB+	$2,337,000

	Independent Power & Renewable Electricity Producers – 0.3%

29,500	Dynegy Inc., (6)	5.375%		N/R	1,350,215

	Multi-Utilities – 0.3%

27,000	Dominion Resources Inc.	6.375%		Baa3	1,343,520

	Oil, Gas & Consumable Fuels – 0.4%

45,000	Anadarko Petroleum Corporation, (6)	7.500%		N/R	1,874,250
	Total Convertible Preferred Securities (cost $7,809,747)				6,904,985

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (7)	Ratings (5)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 4.4% (8)

	Construction Materials – 0.6%

$2,500	Atkore International Inc.	7.750%	9/27/21	CCC+	$2,512,500

	Containers & Packaging – 0.2%

1,000	Packaging Coordinators Inc., Second Lien Term Loan	9.750%	6/30/24	CCC+	985,000

	Diversified Financial Services – 0.4%

1,980	Jill Acquisition LLC, First Lien Term Loan B	6.000%	5/08/22	B	1,955,255

	Diversified Telecommunication Services – 0.2%

1,391	Birch Communications Inc., First Lien Term Loan B	7.750%	4/19/20	B	1,098,879

	Hotels, Restaurants & Leisure – 0.8%

980	Amaya BV, First Lien Term Loan	5.000%	7/29/21	BB–	980,400

656	Amaya BV, Second Lien Term Loan	8.000%	7/29/22	B	657,686

1,940	Rock Ohio Caesar LLC, Term Loan B	5.000%	3/29/19	B+	1,906,050
3,576	Total Hotels, Restaurants & Leisure				3,544,136

	Independent Power & Renewable Electricity Producers – 0.4%

130	Empire Generating Company LLC, Term Loan C	5.250%	3/13/21	B	114,130

1,640	Empire Generating Company LLC	5.250%	3/13/21	B	1,434,716
1,770	Total Independent Power & Renewable Electricity Producers				1,548,846

	Oil, Gas & Consumable Fuels – 0.9%

2,942	Arch Coal Inc., Term Loan B	7.500%	5/16/18	D	2,243,104

2,493	Fieldwood Energy LLC, Second Lien Term Loan	8.375%	9/30/20	CCC–	1,046,897

2,000	Samson Investment Company Second Lien Term Loan	5.000%	9/25/18	N/R	556,250
7,435	Total Oil, Gas & Consumable Fuels				3,846,251

NUVEEN	53

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (7)	Ratings (5)	Value

	Professional Services – 0.7%

$2,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan	6.750%	2/28/22	CCC+	$1,993,750

1,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan	6.750%	2/28/22	Caa2	992,500
3,000	Total Professional Services				2,986,250

	Software – 0.2%

1,000	Deltek Incorporated, Second Lien Term Loan	9.500%	6/19/23	CCC+	1,013,750
23,652	Total Variable Rate Senior Loan Interests (cost $22,444,536)				19,490,867

Shares	Description (1)	Coupon		Ratings (5)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 2.6%

	Banks – 0.2%

32,380	Bank of America Corporation, (6)	4.000%		BB+	$783,272

	Capital Markets – 0.7%

127,330	Morgan Stanley	4.000%		Ba1	3,087,753

	Equity Real Estate Investment Trusts – 0.4%

72,767	Northstar Realty Finance Corporation	8.500%		N/R	1,873,023

	Food Products – 0.3%

41,734	CHS Inc.	6.750%		N/R	1,194,844

	Household Durables – 0.1%

63,610	Hovnanian Enterprises Incorporated	7.625%		Ca	292,606

	Insurance – 0.3%

60,000	AmTrust Financial Services Inc.	7.250%		N/R	1,542,000

	Mortgage Real Estate Investment Trusts – 0.6%

60,000	Colony Financial Inc.	7.500%		N/R	1,509,000

50,960	Colony Financial Inc.	7.125%		N/R	1,262,789
	Total Mortgage Real Estate Investment Trusts				2,771,789
	Total $25 Par (or similar) Retail Preferred (cost $10,776,368)				11,545,287

Principal Amount (000) (9)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	CORPORATE BONDS – 73.6%

	Aerospace & Defense – 2.1%

$1,700	Bombardier Inc., 144A	6.000%	10/15/22	B	$1,525,750

2,123	DigitalGlobe Inc., 144A	5.250%	2/01/21	BB	2,107,078

2,500	StandardAero Aviation Holdings Inc., 144A	10.000%	7/15/23	CCC	2,681,250

3,000	Triumph Group Inc.	4.875%	4/01/21	Ba3	2,861,250
	Total Aerospace & Defense				9,175,328

	Airlines – 1.0%

2,500	Air Canada, 144A	7.750%	4/15/21	BB–	2,700,000

54	NUVEEN

Principal Amount (000) (9)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Airlines (continued)

$175	American Airlines Group Inc., 144A, (6)	4.625%	3/01/20	BB–	$176,750

3,875	VistaJet Malta Finance PLC, 144A	7.750%	6/01/20	B–	1,715,850
	Total Airlines				4,592,600

	Auto Components – 0.9%

2,000	Schaeffler Verwaltung Zwei Gmbh, 144A, (6)	4.125%	9/15/21	Ba1	2,020,000

1,950	Tupy S/A, 144A	6.625%	7/17/24	BB	1,959,750
	Total Auto Components				3,979,750

	Automobiles – 0.4%

1,500	Jaguar Land Rover Automotive PLC, 144A, (6)	5.625%	2/01/23	BB+	1,571,250

	Banks – 0.4%

2,000	Royal Bank of Scotland	5.125%	5/28/24	BBB	2,009,552

	Building Products – 0.9%

809	Corporativo Javer S.A. de C.V, 144A	9.875%	4/06/21	BB–	849,450

670	NCI Building Systems, Inc., 144A	8.250%	1/15/23	BB–	728,625

2,000	NWH Escrow Corporation, 144A	7.500%	8/01/21	B	1,505,000

1,800	Odebrecht Finance Limited, 144A	7.125%	6/26/42	B+	720,000
	Total Building Products				3,803,075

	Chemicals – 4.2%

2,000	CVR Partners LP / CVR Nitrogen Finance Corp., 144A	9.250%	6/15/23	B+	1,932,500

1,000	Hexion Inc.	10.000%	4/15/20	B3	985,000

1,988	Kraton Polymers LLC/CAP, 144A	10.500%	4/15/23	B3	2,256,380

3,525	Momentive Performance Materials Inc., (3), (10)	8.875%	10/15/20	N/R	—

5,525	Momentive Performance Materials Inc.	3.880%	10/24/21	B	4,606,470

2,000	NOVA Chemicals Corporation, 144A	5.250%	8/01/23	BBB–	2,045,000

3,115	Platform Specialty Products Corporation, 144A	10.375%	5/01/21	B+	3,364,200

1,625	PolyOne Corporation	5.250%	3/15/23	BB–	1,682,070

2,200	Tronox Finance LLC, (6)	6.375%	8/15/20	B	2,029,500
	Total Chemicals				18,901,120

	Commercial Services & Supplies – 1.3%

2,130	APX Group, Inc.	7.875%	12/01/22	B1	2,231,175

1,000	GFL Environmental Corporation, 144A	9.875%	2/01/21	B–	1,095,000

2,315	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	2,268,700
	Total Commercial Services & Supplies				5,594,875

	Construction & Engineering – 1.0%

1,500	Boart Longyear Management Pty Ltd, 144A	7.000%	4/01/21	CCC+	180,000

2,000	HC2 Holdings, Inc., 144A	11.000%	12/01/19	B–	1,960,000

2,472	Michael Baker Holdings LLC Finance Corporation, 144A	8.875%	4/15/19	B–	2,286,390
	Total Construction & Engineering				4,426,390

NUVEEN	55

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000) (9)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Construction Materials – 1.4%

$2,750	Norbord Inc., 144A	6.250%	4/15/23	Ba2	$2,921,875

3,180	Reliance Intermediate Holdings LP, 144A	6.500%	4/01/23	BB–	3,339,000
	Total Construction Materials				6,260,875

	Consumer Finance – 2.0%

2,800	Constellis Holdings LLC / Constellis Finance Corporation, 144A	9.750%	5/15/20	B	2,751,000

350	Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B–	336,000

2,350	Enova International, Inc.	9.750%	6/01/21	B	2,103,250

1,500	Navient Corporation	7.250%	9/25/23	BB–	1,495,320

2,000	OneMain Financial Holdings, Inc., 144A	7.250%	12/15/21	B	2,105,000
	Total Consumer Finance				8,790,570

	Containers & Packaging – 1.3%

1,000	ARD Finance SA, 144A	7.125%	9/15/23	CCC+	995,000

882	Ardagh Packaging Finance / MP HD USA, 144A	7.000%	11/15/20	B3	911,029

1,750	Coveris Holdings SA, 144A	7.875%	11/01/19	B–	1,789,375

2,250	PaperWorks Industries Inc., 144A	9.500%	8/15/19	B–	2,109,375
	Total Containers & Packaging				5,804,779

	Diversified Consumer Services – 0.3%

3,185	Jones Group Inc.	6.125%	11/15/34	Caa3	414,050

1,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144A	9.250%	5/15/23	B–	1,090,000
	Total Diversified Consumer Services				1,504,050

	Diversified Financial Services – 1.9%

1,250	BCD Acquisition, Inc., 144A	9.625%	9/15/23	B	1,306,250

1,750	CNG Holdings Inc., 144A	9.375%	5/15/20	Caa1	1,085,000

2,180	James Hardie International Finance Limited, 144A	5.875%	2/15/23	BBB–	2,310,800

1,500	Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	1,524,300

2,113	NewStar Financial, Inc.	7.250%	5/01/20	BB–	2,081,305
	Total Diversified Financial Services				8,307,655

	Diversified Telecommunication Services – 1.4%

1,950	Consolidated Communications Finance Company	6.500%	10/01/22	B–	1,891,500

1,000	Frontier Communications Corporation	11.000%	9/15/25	BB	1,042,500

1,750	GCI Inc., (6)	6.875%	4/15/25	BB–	1,793,750

1,000	IntelSat Jackson Holdings, (6)	7.250%	4/01/19	CCC	805,000

2,500	IntelSat Limited	7.750%	6/01/21	CC	831,250
	Total Diversified Telecommunication Services				6,364,000

	Electric Utilities – 1.4%

1,587	Energy Future Intermediate Holding Company LLC, 144A, (10)	11.750%	3/01/22	N/R	1,951,828

1,935	Intergen NV, 144A	7.000%	6/30/23	B1	1,635,075

56	NUVEEN

Principal Amount (000) (9)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Electric Utilities (continued)

$2,750		Talen Energy Supply LLC	6.500%	6/01/25	B+	$2,206,875

1,000		Texas Competitive Electric Holdings, 144A, (10)	11.500%	10/01/20	N/R	305,000
		Total Electric Utilities				6,098,778

		Energy Equipment & Services – 1.8%

1,700		Calfrac Holdings LP, 144A	7.500%	12/01/20	CCC	1,134,750

2,500		Murray Energy Corporation, 144A	11.250%	4/15/21	CCC	1,406,250

1,670		Pacific Drilling V Limited, 144A	7.250%	12/01/17	B–	675,306

554		SAExploration Holdings Inc., 144A	10.000%	4/14/19	N/R	387,800

2,341		SESI, LLC	7.125%	12/15/21	BB	2,282,475

2,000		Weatherford International Limited Bermuda, (6)	7.750%	6/15/21	BB–	1,980,000
		Total Energy Equipment & Services				7,866,581

		Food & Staples Retailing – 2.1%

2,000		Albertson’s, Inc.	7.450%	8/01/29	B–	1,960,000

3,250		Pomegranate Merger Sub, Inc., 144A	9.750%	5/01/23	B	2,900,625

1,750		Supervalu Inc., (6)	7.750%	11/15/22	B	1,671,250

3,000		Tops Holding LLC / Tops Markets II Corporation, 144A	8.000%	6/15/22	B–	2,700,000
		Total Food & Staples Retailing				9,231,875

		Food Products – 0.1%

500		Southern States Cooperative Inc., 144A	10.000%	8/15/21	B–	392,500

		Health Care Equipment & Supplies – 0.9%

1,500		GreatBatch Limited, 144A	9.125%	11/01/23	CCC+	1,470,000

1,000		Tenet Healthcare Corporation	8.125%	4/01/22	B–	1,000,000

1,800		Tenet Healthcare Corporation	6.875%	11/15/31	B–	1,480,500
		Total Health Care Equipment & Supplies				3,950,500

		Health Care Providers & Services – 1.0%

1,200		Community Health Systems, Inc.	6.875%	2/01/22	B	1,032,000

2,000		Kindred Healthcare Inc.	8.750%	1/15/23	B–	2,000,000

1,500		Select Medical Corporation	6.375%	6/01/21	B–	1,475,625
		Total Health Care Providers & Services				4,507,625

		Hotels, Restaurants & Leisure – 1.6%

600		1011778 BC ULC/New Red Finance Inc., 144A	6.000%	4/01/22	B–	628,500

1,000		Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance Inc.	9.375%	5/01/22	B–	1,070,000

1,100	CAD	River Cree Enterprises LP, 144A	11.000%	1/20/21	CCC+	805,160

500		Scientific Games Corporation, 144A	7.000%	1/01/22	Ba3	528,750

2,285		Scientific Games International Inc., (6)	6.250%	9/01/20	CCC+	1,759,450

2,100		Wynn Las Vegas LLC Corporation, 144A	5.500%	3/01/25	BB+	2,115,750
		Total Hotels, Restaurants & Leisure				6,907,610

NUVEEN	57

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000) (9)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Household Durables – 1.2%

$2,500		Beazer Homes USA, Inc., 144A	8.750%	3/15/22	B–	$2,637,500

2,500		KB Home	7.625%	5/15/23	B+	2,662,500
		Total Household Durables				5,300,000

		Independent Power & Renewable Electricity Producers – 1.7%

2,250		Atlantica Yield PLC, 144A	7.000%	11/15/19	B+	2,261,250

1,500		DPL, Inc.	7.250%	10/15/21	BB	1,537,500

2,750		Dynegy Inc.	6.750%	11/01/19	B+	2,818,750

1,300		GenOn Energy Inc.	9.875%	10/15/20	CCC+	968,500
		Total Independent Power & Renewable Electricity Producers				7,586,000

		Industrial Conglomerates – 0.2%

1,000		Techniplas, LLC, 144A	10.000%	5/01/20	B	830,000

		Insurance – 0.5%

2,000		Genworth Financial Inc.	7.625%	9/24/21	Ba3	1,910,000

570		Genworth Holdings Inc.	4.800%	2/15/24	Ba3	468,825
		Total Insurance				2,378,825

		Internet Software & Services – 0.3%

1,500		Donnelley Financial Solutions, Inc., 144A	8.250%	10/15/24	B	1,518,750

		Leisure Products – 0.2%

1,500	CAD	Gateway Casinos & Entertainment Limited, 144A	8.500%	11/26/20	B+	1,080,796

		Machinery – 1.1%

1,960		BlueLine Rental Finance Corporation, 144A	7.000%	2/01/19	B+	1,710,100

1,750		CNH Industrial Capital LLC, (6)	4.375%	11/06/20	Ba1	1,828,750

1,500		Xerium Technologies, 144A	9.500%	8/15/21	B	1,518,750
		Total Machinery				5,057,600

		Marine – 2.2%

3,000		Eletson Holdings Inc., 144A	9.625%	1/15/22	B+	2,130,000

702		Global Ship Lease Inc., 144A	10.000%	4/01/19	B	640,575

2,900		Navios Maritime Acquisition Corporation, 144A	8.125%	11/15/21	B+	2,131,500

1,336		Navios South American Logistics Inc., Finance US Inc., 144A	7.250%	5/01/22	B–	1,015,360

2,150		Teekay Offshore Partners LP/Teekay Offshore Finance Corporation	6.000%	7/30/19	N/R	1,773,750

2,200		Topaz Marine SA, 144A	8.625%	11/01/18	B–	2,127,972
		Total Marine				9,819,157

		Media – 5.4%

2,500		Altice S.A, 144A	7.750%	5/15/22	B	2,668,750

1,850		Charter Communications, CCO Holdings LLC	5.125%	2/15/23	BB+	1,928,625

1,650		Clear Channel Communications, Inc.	9.000%	12/15/19	Caa1	1,305,562

750		Clear Channel Communications, Inc.	11.250%	3/01/21	Caa1	579,375

58	NUVEEN

Principal Amount (000) (9)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Media (continued)

$1,750		Lee Enterprises Inc., 144A, (6)	9.500%	3/15/22	B2	$1,806,875

2,750		McClatchy Company, (6)	9.000%	12/15/22	B1	2,825,625

3,350		Numericable Group SA, 144A	7.375%	5/01/26	B+	3,424,337

2,000		Quebecor Media Inc.	5.750%	1/15/23	B+	2,080,000

2,750		Radio One Inc., 144A	7.375%	4/15/22	B	2,763,750

1,750		SiTV Inc., 144A	10.375%	7/01/19	B–	1,203,125

3,150	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	2,462,160

1,000		VTR Finance BV, 144A	6.875%	1/15/24	B+	1,035,000
		Total Media				24,083,184

		Metals & Mining – 5.6%

2,250		AK Steel Corporation, (6)	7.625%	10/01/21	B–	2,165,625

1,700		Alcoa Nederland Holding BV, 144A	6.750%	9/30/24	BB–	1,765,875

1,500		Aleris International Inc.	7.875%	11/01/20	B–	1,518,750

1,000		Allegheny Technologies Inc.	5.950%	1/15/21	B	942,500

1,750		Allegheny Technologies Inc.	7.875%	8/15/23	B	1,684,375

1,500		Cliffs Natural Resources Inc., 144A	7.750%	3/31/20	CCC+	1,402,500

2,000		Constellium N.V, 144A, (6)	7.875%	4/01/21	B+	2,135,000

2,000	EUR	Constellium N.V, 144A	4.625%	5/15/21	CCC+	1,989,786

2,349		First Quantum Minerals Limited, 144A	6.750%	2/15/20	B	2,172,825

1,635		Hudbay Minerals, Inc.	9.500%	10/01/20	B–	1,639,496

2,000		IAMGOLD Corporation, 144A	6.750%	10/01/20	B+	1,957,500

3,505		Northland Resources AB, 144A, Reg S	15.000%	7/15/19	N/R	35,041

1,583		Northland Resources AB, 144A, Reg S, (10)	4.000%	10/15/20	N/R	16

2,000		Teck Resources Limited, (6)	4.750%	1/15/22	B+	1,949,800

1,250		United States Steel Corporation, 144A	8.375%	7/01/21	BB	1,367,188

2,500		Westmoreland Coal Co, 144A	8.750%	1/01/22	B–	1,962,500
		Total Metals & Mining				24,688,777

		Multiline Retail – 0.8%

2,000		J.C. Penney Company Inc.	7.400%	4/01/37	B+	1,850,000

1,500		J.C. Penney Corporation Inc., (6)	5.650%	6/01/20	B+	1,503,570
		Total Multiline Retail				3,353,570

		Oil, Gas & Consumable Fuels – 12.3%

3,000		American Eagle Energy Corporation, 144A, (10)	11.000%	9/01/19	N/R	390,000

1,900		Armstrong Energy Inc.	11.750%	12/15/19	CCC+	745,750

2,150		Bellatrix Exploration Limited, 144A	8.500%	5/15/20	CCC+	1,999,500

1,700		California Resources Corporation, 144A	8.000%	12/15/22	CCC+	1,130,500

2,000		Calumet Specialty Products	7.625%	1/15/22	CCC+	1,615,000

3,000		CGG SA	6.875%	1/15/22	CCC	1,530,000

NUVEEN	59

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000) (9)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Oil, Gas & Consumable Fuels (continued)

$2,250	Chesapeake Energy Corporation	3.930%	4/15/19	B–	$2,103,750

1,950	Chesapeake Energy Corporation	6.875%	11/15/20	B–	1,823,250

2,350	Cloud Peak Energy Resources LLC and Cloud Peak Energy Finance Corporation	8.500%	12/15/19	Ca	1,880,000

2,950	CONSOL Energy Inc.	5.875%	4/15/22	B	2,714,000

2,000	Continental Resources Inc.	4.900%	6/01/44	BB+	1,680,000

1,750	Crestwood Midstream Partners LP	6.250%	4/01/23	BB–	1,771,875

3,000	Energy Transfer Equity LP	5.500%	6/01/27	BB+	2,985,000

1,460	EV Energy Partners LP / EV Energy Finance Corporation	8.000%	4/15/19	CCC+	981,850

2,550	Genesis Energy LP	5.750%	2/15/21	B+	2,550,000

4,500	Golden Close Maritime Corporation Limited, 144A, Reg S, (10)	9.000%	10/24/19	N/R	1,327,041

2,125	Halcon Resources Corporation., 144A, (6)	8.625%	2/01/20	B–	2,135,625

390	Halcon Resources Corporation., 144A	12.000%	2/15/22	B–	390,000

148	Key Energy Services Inc., (10)	6.750%	3/01/21	Ca	39,960

1,410	Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	1,325,400

2,455	MEG Energy Corporation, 144A	6.375%	1/30/23	BB–	1,942,519

2,704	Metro Exploration Holding Inc., (10)	11.500%	2/16/20	N/R	270

2,500	Peabody Energy Corporation, (10)	6.500%	9/15/20	C	600,000

750	Penn Virginia Corporation	8.500%	5/01/20		11,250

3,850	Petrobras Global Finance BV	8.375%	5/23/21	BB	4,218,445

2,250	Range Resources Corporation, 144A, (6)	5.000%	3/15/23	BB+	2,199,375

2,000	Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B+	1,840,000

352	Sabine Pass LNG LP	7.500%	11/30/16	BB+	354,640

1,100	SM Energy Company	6.750%	9/15/26	B+	1,111,000

860	Summit Midstream Holdings LLC Finance	7.500%	7/01/21	B	890,100

2,500	Sunoco LP / Sunoco Finance Corp., 144A	5.500%	8/01/20	BB	2,518,750

2,030	Talos Production LLC, 144A	9.750%	2/15/18	CCC+	941,412

1,750	Teekay Corporation	8.500%	1/15/20	B+	1,513,750

1,445	Vanguard Natural Resources Finance, (10)	7.875%	4/01/20	CCC–	718,887

1,250	WPX Energy Inc.	7.500%	8/01/20	B	1,321,875

1,000	WPX Energy Inc.	6.000%	1/15/22	B	987,500

2,270	YPF Sociedad Anonima, 144A	8.500%	3/23/21	B	2,533,320
	Total Oil, Gas & Consumable Fuels				54,821,594

	Paper & Forest Products – 1.1%

3,550	Millar Western Forest Products Ltd	8.500%	4/01/21	B–	1,868,188

2,000	Resolute Forest Products	5.875%	5/15/23	B+	1,735,000

1,950	Tembec Industries, Inc., 144A	9.000%	12/15/19	B–	1,477,125
	Total Paper & Forest Products				5,080,313

60	NUVEEN

Principal Amount (000) (9)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Pharmaceuticals – 0.4%

$1,700	VP Escrow Corporation, 144A	6.375%	10/15/20	B–	$1,593,750

	Professional Services – 0.4%

1,860	CEB Inc., 144A	5.625%	6/15/23	BB–	1,832,100

	Real Estate Management & Development – 0.8%

1,500	Crescent Communities LLC, 144A, (WI/DD)	8.875%	10/15/21	B+	1,518,750

2,200	Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	2,260,500
	Total Real Estate Management & Development				3,779,250

	Road & Rail – 0.9%

3,100	Herc Rentals, Inc., 144A	7.500%	6/01/22	B+	3,208,500

2,489	Jack Cooper Enterprises, Inc., 144A	10.500%	3/15/19	CCC–	647,247
	Total Road & Rail				3,855,747

	Software – 0.1%

500	BCP Singapore VI Cayman Financing Company Limited, 144A	8.000%	4/15/21	B+	492,500

180	SS&C Technologies Holdings, Inc.	5.875%	7/15/23	B+	189,450
	Total Software				681,950

	Specialty Retail – 1.6%

2,500	GameStop Corporation, 144A	6.750%	3/15/21	BB+	2,581,250

2,851	Sally Holdings Inc.	5.750%	6/01/22	BB+	2,972,168

1,500	Toys R Us Property Company II LLC	8.500%	12/01/17	Ba3	1,492,500
	Total Specialty Retail				7,045,918

	Technology Hardware, Storage & Peripherals – 0.7%

2,700	Western Digital Corporation, 144A	10.500%	4/01/24	BB+	3,135,375

	Trading Companies & Distributors – 0.6%

2,000	Avation Capital SA, 144A	7.500%	5/27/20	B+	2,000,000

500	HD Supply Inc., 144A	5.750%	4/15/24	B	525,000
	Total Trading Companies & Distributors				2,525,000

	Transportation Infrastructure – 0.5%

2,200	Navigator Holdings Limited, 144A, Reg S	9.000%	12/18/17	N/R	2,183,269

	Wireless Telecommunication Services – 5.6%

2,000	Altice Financing SA, 144A, (6)	6.625%	2/15/23	BB–	2,052,500

2,000	Altice Financing SA, 144A	7.500%	5/15/26	BB–	2,082,500

1,900	Colombia Telecommunicaciones S.A. ESP, 144A	8.500%	9/30/65	B	1,653,000

1,000	Digicel Limited, 144A	6.000%	4/15/21	B1	890,000

2,255	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	2,300,100

1,500	Hughes Satellite Systems Corporation, 144A	6.625%	8/01/26	BB–	1,447,500

3,000	Millicom International Cellular SA, 144A	6.000%	3/15/25	BB+	3,015,000

2,500	Softbank Corporation, 144A	4.500%	4/15/20	BB+	2,587,500

NUVEEN	61

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000) (9)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Wireless Telecommunication Services (continued)

$3,000	Sprint Communications Inc., 144A	9.000%	11/15/18	BB	$3,307,500

3,000	Sprint Communications Inc., 144A	7.000%	3/01/20	BB	3,232,500

2,000	T-Mobile USA Inc.	6.625%	4/01/23	BB	2,147,500
	Total Wireless Telecommunication Services				24,715,600
	Total Corporate Bonds (cost $351,218,336)				326,987,863

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	CONVERTIBLE BONDS – 0.5%

	Machinery – 0.5%

$2,250	Navistar International Corporation	4.750%	4/15/19	CCC–	$2,088,281

	Oil, Gas & Consumable Fuels – 0.0%

1,465	Alpha Natural Resources Inc., (10)	4.875%	12/15/20	N/R	7,325
$3,715	Total Convertible Bonds (cost $3,185,467)				2,095,606

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 5.1%

	Banks – 3.2%

$2,000	Credit Agricole SA, 144A, (6), (16)	8.125%	N/A (11)	BB+	$2,120,000

1,600	HSBC Holdings PLC, (6), (16)	6.375%	N/A (11)	BBB	1,596,816

2,000	Intesa Sanpaolo SpA, 144A, (16)	7.700%	N/A (11)	Ba3	1,750,000

1,903	Lloyd’s Banking Group PLC, (16)	7.500%	N/A (11)	BB+	1,965,228

1,500	Royal Bank of Scotland Group PLC, (16)	7.500%	N/A (11)	BB–	1,387,500

2,600	Societe Generale, 144A, (16)	7.375%	N/A (11)	BB+	2,548,000

2,000	SunTrust Capital Trust I, Series A	4.000%	N/A (11)	Baa3	1,620,000

1,500	UniCredit SpA, Reg S, (16)	8.000%	N/A (11)	BB–	1,267,515
15,103	Total Banks				14,255,059

	Commercial Services & Supplies – 0.6%

2,500	AerCap Global Aviation Trust, 144A, (6)	6.500%	6/15/45	BB	2,568,750

	Food Products – 1.1%

2,000	Dairy Farmers of America Inc., 144A	7.125%	N/A (11)	Baa3	2,065,000

500	Land O’ Lakes Incorporated, 144A	8.000%	N/A (11)	BB	517,500

2,000	Land O’Lakes Inc., 144A	8.000%	N/A (11)	BB	2,070,000
4,500	Total Food Products				4,652,500

	Industrial Conglomerates – 0.0%

2,000	OAS Financial Limited, 144A	8.875%	N/A (11)	N/R	90,000

	Oil, Gas & Consumable Fuels – 0.2%

1,300	DCP Midstream LLC, 144A	5.850%	5/21/43	BB–	1,079,000
$25,403	Total $1,000 Par (or similar) Institutional Preferred (cost $24,336,850)				22,645,309

62	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	ASSET-BACKED SECURITIES – 0.0%

$1	Green Tree Financial Corporation, Manufactured Housing Contract Pass-Through Certificates, Series 1998-1	6.040%	11/01/29	AA	$566
$1	Total Asset-Backed Securities (cost $561)				566

Shares	Description (1), (12)				Value

	INVESTMENT COMPANIES – 2.8%

32,000	Adams Natural Resources Fund Inc.				$637,760

114,000	Blackrock Credit Allocation Income Trust IV				1,521,900

165,500	First Trust Strategic High Income Fund II				2,042,270

28,500	Gabelli Global Gold Natural Resources and Income Trust				181,830

196,500	Invesco Dynamic Credit Opportunities Fund				2,310,840

188,500	Pimco Income Strategy Fund				2,015,065

115,000	Pioneer Floating Rate Trust				1,357,000

173,309	Western Asset Emerging Markets Income Fund				1,994,787

34,351	WhiteHorse Finance Incorporated				375,456
	Total Investment Companies (cost $12,778,977)				12,436,908

Shares	Description (1)				Value

	WARRANTS – 0.0%

6,707	FairPoint Communications Inc.				$67

336,891	Iona Energy Inc., (3)				—

3,165	Verso Corporation, (3)				—
	Total Warrants (cost $0)				67
	Total Long-Term Investments (cost $440,589,988)				409,328,065

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 8.3%

	Money Market Funds – 8.3%

37,120,081	Mount Vernon Securities Lending Trust Prime Portfolio, (14)	0.678% (13)			$37,120,081
	Total Investments Purchased with Collateral from Securities Lending (cost $37,120,081)				37,120,081

Shares	Description (1)	Coupon			Value

	SHORT-TERM INVESTMENTS – 3.4%

	Money Market Funds – 3.4%

15,025,583	First American Treasury Obligations Fund, Class Z	0.224% (13)			$15,025,583
	Total Short-Term Investments (cost $15,025,583)				15,025,583
	Total Investments (cost $492,735,652) – 103.8%				461,473,729
	Other Assets Less Liabilities – (3.8)% (15)				(17,031,438)
	Net Assets – 100%				$444,442,291

NUVEEN	63

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Investments in Derivatives as of September 30, 2016

Forward Foreign Currency Exchange Contracts

Counterparty	Currency Contracts to Deliver	Notional Amount (Local Currency)	In Exchange For Currency	Notional Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Citigroup Global Markets, Inc.	Euro	1,430,900	U.S. Dollar	1,607,736	11/30/16	$(4,177)
Goldman Sacks Bank USA	Canadian Dollar	5,329,000	U.S. Dollar	4,056,389	11/30/16	(7,331)
						$(11,508)

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note	Long	82	12/16	$10,752,250	$(34,594)	$36,136

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$2,897,425	$151,302	$63,800		$3,112,527
Exchange-Traded Funds	4,108,080	—	—		4,108,080
Convertible Preferred Securities	6,904,985	—	—		6,904,985
Variable Rate Senior Loan Interests	—	19,490,867	—		19,490,867
$25 Par (or similar) Retail Preferred	11,545,287	—	—		11,545,287
Corporate Bonds	—	326,987,863	—	*	326,987,863
Convertible Bonds	—	2,095,606	—		2,095,606
$1,000 Par (or similar) Institutional Preferred	—	22,645,309	—		22,645,309
Asset-Backed Securities	—	566	—		566
Investment Companies	12,436,908	—	—		12,436,908
Warrants	—	67	—	*	67
Investments Purchased with Collateral from Securities Lending	37,120,081	—	—		37,120,081
Short-Term Investments:
Money Market Funds	15,025,583	—	—		15,025,583
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts**	—	(11,508)	—		(11,508)
Futures Contracts**	36,136	—	—		36,136
Total	$90,074,485	$371,360,072	$63,800		$461,498,357
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

64	NUVEEN

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments (excluding investments in derivatives) was $494,307,884.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$15,411,534
Depreciation	(48,245,689)
Net unrealized appreciation (depreciation) of investments	$(32,834,155)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	For fair value measurement disclosure purposes, investment classified as Level 2.

(5)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $35,930,169.

(7)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(8)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(9)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(10)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(11)	Perpetual security. Maturity date is not applicable.

(12)	A copy of the most recent financial statements for these exchange-traded funds and investment companies can be obtained directly from the Securities and Exchange Commission (SEC) on its website at http://www.sec.gov.

(13)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(14)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(15)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(16)	Contingent Capital Securities (CoCos) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was $12,635,059, representing 2.8% and 2.7% of Net Assets and Total Investments, respectively.

ETF	Exchange-Traded Fund

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

SPDR	Standard & Poor’s Depositary Receipts

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CAD	Canadian Dollar

EUR	Euro

USD	United States Dollar

NUVEEN	65

Nuveen Strategic Income Fund

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)				Value

	LONG-TERM INVESTMENTS – 97.2%

	COMMON STOCKS – 0.0%

	Building Products – 0.0%

50	Dayton Superior, Class A, (2), (3)				$2,839

55	Dayton Superior, Class 1, (2), (3)				3,154
	Total Building Products				5,993
	Total Common Stocks (cost $20,079)				5,993

Shares	Description (1)	Coupon		Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.2%

	Electric Utilities – 0.1%

15,000	Exelon Corporation	6.500%		BB+	$701,100

	Independent Power & Renewable Electricity Producers – 0.1%

7,500	Dynegy Inc., (5)	5.375%		N/R	343,275

	Multi-Utilities – 0.0%

5,000	Dominion Resources Inc.	6.375%		Baa3	248,800
	Total Convertible Preferred Securities (cost $1,738,400)				1,293,175

Principal Amount (000)	Description (1)	Coupon (7)	Maturity (6)	Ratings (4)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 1.6% (7)

	Auto Components – 0.1%

$980	Cooper-Standard Automotive Inc., Term Loan B	4.000%	3/28/21	BB–	$986,329

	Containers & Packaging – 0.2%

1,000	Packaging Coordinators Inc., First Lien Term Loan	5.000%	6/29/23	B1	1,002,500

1,000	Packaging Coordinators Inc., Second Lien Term Loan	9.750%	6/30/24	CCC+	985,000
2,000	Total Containers & Packaging				1,987,500

	Diversified Financial Services – 0.1%

990	Jill Acquisition LLC, First Lien Term Loan B	6.000%	5/08/22	B	977,628

	Hotels, Restaurants & Leisure – 0.6%

1,965	Amaya BV, First Lien Term Loan	5.000%	7/29/21	BB–	1,965,765

1,485	Life Time Fitness, First Lien Term Loan B	4.250%	6/03/22	BB–	1,488,558

973	Rock Ohio Caesar LLC, Term Loan B	5.000%	3/29/19	B+	955,481
4,423	Total Hotels, Restaurants & Leisure				4,409,804

	Independent Power & Renewable Electricity Producers – 0.1%

65	Empire Generating Company LLC, Term Loan C	5.250%	3/13/21	B	57,065

820	Empire Generating Company LLC	5.250%	3/13/21	B	717,358
885	Total Independent Power & Renewable Electricity Producers				774,423

66	NUVEEN

Principal Amount (000)	Description (1)	Coupon (7)	Maturity (6)	Ratings (4)	Value

	Oil, Gas & Consumable Fuels – 0.2%

$977	Arch Coal Inc., Term Loan B	7.500%	5/16/18	D	$745,166

2,000	Samson Investment Company Second Lien Term Loan	5.000%	9/25/18	N/R	556,250
2,977	Total Oil, Gas & Consumable Fuels				1,301,416

	Professional Services – 0.3%

1,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan	6.750%	2/28/22	CCC+	996,875

1,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan	6.750%	2/28/22	Caa2	992,500
2,000	Total Professional Services				1,989,375
$14,255	Total Variable Rate Senior Loan Interests (cost $14,135,199)				12,426,475

Shares	Description (1)	Coupon		Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.3%

	Banks – 0.3%

20,600	AgriBank FCB	6.875%		BBB+	$2,219,650
	Total $25 Par (or similar) Retail Preferred (cost $2,060,000)				2,219,650

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 72.3%

	Aerospace & Defense – 1.1%

$2,785	BAE Systems Holdings, 144A	3.850%	12/15/25	BBB	$2,963,237

1,000	Bombardier Inc., 144A	7.500%	3/15/18	B	1,060,000

3,000	Martin Marietta Materials	4.250%	7/02/24	BBB+	3,197,751

1,500	Triumph Group Inc.	4.875%	4/01/21	Ba3	1,430,625
	Total Aerospace & Defense				8,651,613

	Airlines – 0.9%

2,000	American Airlines Group Inc., 144A, (5)	4.625%	3/01/20	BB–	2,020,000

1,550	American Airlines Inc., Pass-Through Trust 2013-2B, 144A	5.600%	7/15/20	BBB–	1,621,242

2,764	Northwest Airlines Trust Pass-Through Certificates 2007-1	7.027%	11/01/19	A	3,137,505

1,500	VistaJet Malta Finance PLC, 144A	7.750%	6/01/20	B–	664,200
	Total Airlines				7,442,947

	Auto Components – 0.5%

1,575	American & Axle Manufacturing Inc., (5)	6.625%	10/15/22	BB	1,663,594

1,580	Tenneco Inc., (5)	5.375%	12/15/24	BB+	1,659,000

1,000	Tupy S/A, 144A	6.625%	7/17/24	BB	1,005,000
	Total Auto Components				4,327,594

	Automobiles – 0.8%

3,000	General Motors Corporation	4.000%	4/01/25	BBB–	3,068,529

3,240	General Motors Financial Company Inc.	4.250%	5/15/23	BBB–	3,366,645
	Total Automobiles				6,435,174

NUVEEN	67

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Banks – 10.2%

$6,520	Bank of America Corporation	4.000%	4/01/24	A	$7,029,577

4,210	Bank of America Corporation	4.200%	8/26/24	A–	4,451,827

6,100	Bank of America Corporation	4.450%	3/03/26	A–	6,550,491

4,025	Bank of America Corporation	4.250%	10/22/26	A–	4,259,476

2,700	Barclays Bank PLC	3.650%	3/16/25	A	2,663,858

1,250	CIT Group Inc.	5.000%	8/01/23	BB+	1,323,438

5,710	Citigroup Inc.	3.750%	6/16/24	A	6,075,132

1,610	Citigroup Inc.	3.300%	4/27/25	A	1,657,036

6,000	Citigroup Inc.	4.300%	11/20/26	A–	6,296,754

2,695	Citigroup Inc.	4.450%	9/29/27	A–	2,822,153

3,465	GE Capital International Funding CO	4.418%	11/15/35	AA–	3,896,462

2,360	HSBC Holdings PLC	6.800%	6/01/38	A+	3,121,029

7,500	JPMorgan Chase & Company	3.200%	1/25/23	A+	7,824,030

3,605	JPMorgan Chase & Company	3.375%	5/01/23	A	3,705,601

3,000	JPMorgan Chase & Company	3.875%	9/10/24	A	3,159,999

2,280	JPMorgan Chase & Company	6.400%	5/15/38	A+	3,148,276

1,250	Popular Inc.	7.000%	7/01/19	BB–	1,287,500

1,220	Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB	1,279,254

3,335	Santander UK PLC, 144A	5.000%	11/07/23	A–	3,475,590

2,485	Societe Generale, 144A	5.000%	1/17/24	A–	2,595,940

1,960	Standard Chartered PLC, 144A	5.700%	3/26/44	A3	2,090,391

2,500	Wells Fargo & Company	4.100%	6/03/26	A+	2,654,010
	Total Banks				81,367,824

	Beverages – 0.6%

1,250	Andalou Efes Biracilik ve Malt Sanayii AS, 144A	3.375%	11/01/22	BBB–	1,147,188

1,350	Constellation Brands Inc.	4.250%	5/01/23	BB+	1,429,313

2,000	DS Services of America, Inc., 144A	10.000%	9/01/21	Ba2	2,227,500
	Total Beverages				4,804,001

	Building Products – 0.6%

1,250	Builders FirstSource, Inc., 144A	5.625%	9/01/24	B+	1,281,250

750	Hardwoods Acquisition Inc., 144A	7.500%	8/01/21	B	564,375

2,740	Owens Corning Incorporated	4.200%	12/15/22	BBB	2,943,960
	Total Building Products				4,789,585

	Capital Markets – 5.0%

900	Goldman Sachs Group, Inc.	5.750%	1/24/22	A	1,044,774

14,800	Goldman Sachs Group, Inc.	4.000%	3/03/24	A	15,900,051

1,920	Goldman Sachs Group, Inc.	4.250%	10/21/25	A–	2,021,779

9,295	Morgan Stanley	4.000%	7/23/25	A	10,001,251

68	NUVEEN

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Capital Markets (continued)

$10,500	Morgan Stanley	3.950%	4/23/27	A–	$10,927,915
	Total Capital Markets				39,895,770

	Chemicals – 2.3%

3,000	Agrium Inc.	3.375%	3/15/25	BBB	3,092,547

2,125	Braskem Finance Limited, 144A	5.750%	4/15/21	BBB–	2,220,625

65	Chemours Co	6.625%	5/15/23	B+	63,538

1,450	Hexion Inc.	6.625%	4/15/20	B3	1,272,375

500	Huntsman International LLC	4.875%	11/15/20	B1	522,500

2,000	Momentive Performance Materials Inc., (3), (9)	8.875%	10/15/20	N/R	—

2,000	Momentive Performance Materials Inc.	3.880%	10/24/21	B	1,667,500

1,500	NOVA Chemicals Corporation, 144A	5.250%	8/01/23	BBB–	1,533,750

1,350	NOVA Chemicals Corporation, 144A	5.000%	5/01/25	BBB–	1,366,875

1,000	Office Cherifien Des Phosphates SA, 144A	5.625%	4/25/24	BBB–	1,086,100

1,975	Platform Specialty Products Corporation, 144A, (5)	6.500%	2/01/22	B+	1,920,688

1,605	PolyOne Corporation	5.250%	3/15/23	BB–	1,661,368

715	Rayonier AM Products Inc., 144A	5.500%	6/01/24	BB–	654,225

1,055	Tronox Finance LLC, (5)	6.375%	8/15/20	B	973,238
	Total Chemicals				18,035,329

	Commercial Services & Supplies – 1.0%

500	ADS Waste Holdings Inc.	8.250%	10/01/20	CCC+	525,000

1,290	ADT Corporation	6.250%	10/15/21	Ba2	1,402,875

1,975	APX Group, Inc.	7.875%	12/01/22	B1	2,068,812

1,220	Covanta Energy Corporation, Synthetic Letter of Credit	6.375%	10/01/22	Ba3	1,262,700

500	GFL Environmental Corporation, 144A	9.875%	2/01/21	B–	547,500

1,250	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	1,225,000

800	R.R. Donnelley & Sons Company	7.625%	6/15/20	B+	866,000
	Total Commercial Services & Supplies				7,897,887

	Construction & Engineering – 0.2%

1,450	AECOM Technology Corporation	5.750%	10/15/22	BB	1,522,950

500	Boart Longyear Management Pty Ltd, 144A	7.000%	4/01/21	CCC+	60,000
	Total Construction & Engineering				1,582,950

	Construction Materials – 0.6%

1,500	Cemex SAB de CV, 144A, (5)	5.700%	1/11/25	BB–	1,518,300

1,000	Norbord Inc., 144A	5.375%	12/01/20	Ba2	1,057,500

2,000	Reliance Intermediate Holdings LP, 144A	6.500%	4/01/23	BB–	2,100,000
	Total Construction Materials				4,675,800

	Consumer Finance – 2.0%

2,495	Ally Financial Inc.	5.750%	11/20/25	BB	2,610,394

NUVEEN	69

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Consumer Finance (continued)

$3,938		Capital One Bank	3.375%	2/15/23	Baa1	$4,046,472

750		Credit Acceptance Corporation	7.375%	3/15/23	BB	776,250

3,500		Discover Bank	4.250%	3/13/26	BBB+	3,742,190

3,215		Discover Financial Services	5.200%	4/27/22	BBB+	3,539,856

1,500		First Data Corporation, 144A	7.000%	12/01/23	B	1,586,250
		Total Consumer Finance				16,301,412

		Containers & Packaging – 1.2%

1,600	CAD	Cascades Inc., 144A	5.500%	7/15/21	BB–	1,234,645

2,385		Packaging Corporation of America	3.650%	9/15/24	BBB	2,483,803

1,500		PaperWorks Industries Inc., 144A	9.500%	8/15/19	B–	1,406,250

1,350		Reynolds Group, 144A	5.125%	7/15/23	B+	1,393,875

2,640		Rock-Tenn Company	4.900%	3/01/22	BBB	2,966,721
		Total Containers & Packaging				9,485,294

		Diversified Consumer Services – 0.2%

1,250		Prime Security Services Borrower LLC / Prime Finance, Inc., 144A	9.250%	5/15/23	B–	1,362,500

		Diversified Financial Services – 1.8%

3,510		BNP Paribas, 144A	4.375%	5/12/26	A	3,628,147

750		CNG Holdings Inc., 144A	9.375%	5/15/20	Caa1	465,000

1,650		Fly Leasing Limited	6.750%	12/15/20	BB	1,699,500

1,750		James Hardie International Finance Limited, 144A	5.875%	2/15/23	BBB–	1,855,000

1,745		Nationstar Mortgage LLC Capital Corporation, (5)	7.875%	10/01/20	B+	1,773,269

1,000		NewStar Financial, Inc.	7.250%	5/01/20	BB–	985,000

3,705		Synchrony Financial	4.250%	8/15/24	BBB–	3,891,906
		Total Diversified Financial Services				14,297,822

		Diversified Telecommunication Services – 3.0%

2,335		AT&T, Inc.	3.800%	3/15/22	A–	2,501,196

1,250		AT&T, Inc.	5.550%	8/15/41	A–	1,430,419

1,000		CenturyLink Inc.	6.750%	12/01/23	BB+	1,040,000

2,240		Frontier Communications Corporation	8.500%	4/15/20	BB	2,422,000

2,500		Frontier Communications Corporation	11.000%	9/15/25	BB	2,606,250

2,750		GCI Inc., (5)	6.875%	4/15/25	BB–	2,818,750

900		IntelSat Jackson Holdings	7.500%	4/01/21	CCC	679,500

2,500		Neptune Finco Corporation, 144A	10.125%	1/15/23	B+	2,884,375

2,360		Qwest Corporation	6.750%	12/01/21	BBB–	2,628,450

1,165		Verizon Communications	3.500%	11/01/24	A–	1,243,337

3,200		Verizon Communications	4.125%	8/15/46	A–	3,209,251

675		Verizon Communications	4.862%	8/21/46	A–	757,966
		Total Diversified Telecommunication Services				24,221,494

70	NUVEEN

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Electric Utilities – 0.9%

$2,600	Eskom Holdings Limited, 144A	7.125%	2/11/25	BB+	$2,670,668

1,115	FirstEnergy Transmission LLC, 144A	4.350%	1/15/25	Baa3	1,196,282

1,250	Intergen NV, 144A	7.000%	6/30/23	B1	1,056,250

1,500	RJS Power Holdings LLC, 144A	4.625%	7/15/19	B+	1,410,000

1,300	Talen Energy Supply LLC, (5)	6.500%	6/01/25	B+	1,043,250
	Total Electric Utilities				7,376,450

	Electronic Equipment, Instruments & Components – 0.2%

1,165	Anixter Inc.	5.125%	10/01/21	BB+	1,218,881

	Energy Equipment & Services – 1.2%

1,500	Ensco PLC, (5)	5.200%	3/15/25	BBB–	1,097,023

2,430	Noble Holding International Limited, (5)	5.950%	4/01/25	BB+	1,919,700

2,000	Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB–	2,036,568

750	Pacific Drilling V Limited, 144A	7.250%	12/01/17	B–	303,281

2,750	Regency Energy Partners Finance	5.000%	10/01/22	BBB–	2,902,719

1,000	SESI, LLC	6.375%	5/01/19	BB	992,500
	Total Energy Equipment & Services				9,251,791

	Equity Real Estate Investment Trusts – 2.1%

3,070	American Tower Company	5.000%	2/15/24	BBB	3,479,022

2,000	Digital Realty Trust Inc.	3.625%	10/01/22	BBB	2,074,698

825	Geo Group Inc., (5)	6.000%	4/15/26	B+	701,250

2,060	Omega Healthcare Investors Inc.	4.950%	4/01/24	BBB–	2,166,498

2,080	Piedmont Operating Partnership LP	4.450%	3/15/24	BBB	2,171,220

1,420	Plum Creek Timberlands LP	4.700%	3/15/21	Baa2	1,542,648

1,225	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	5.250%	12/01/21	B+	1,288,925

3,000	Senior Housing Properties Trust	4.750%	5/01/24	BBB–	3,152,454
	Total Equity Real Estate Investment Trusts				16,576,715

	Food & Staples Retailing – 0.9%

1,675	Pomegranate Merger Sub, Inc., 144A	9.750%	5/01/23	B	1,494,938

1,475	Sysco Corporation, (5)	3.300%	7/15/26	A3	1,530,009

2,000	Tops Holding LLC / Tops Markets II Corporation, 144A	8.000%	6/15/22	B–	1,800,000

2,000	Walgreens Boots Alliance, Inc.	3.800%	11/18/24	BBB	2,150,136
	Total Food & Staples Retailing				6,975,083

	Food Products – 1.2%

1,500	BRF Brasil Foods SA, 144A	4.750%	5/22/24	BBB	1,533,750

2,460	Bunge Limited Finance Company	3.250%	8/15/26	BBB	2,470,305

2,000	Grupo Bimbo SAB de CV, 144A	3.875%	6/27/24	BBB	2,073,768

2,235	Kraft Heinz Foods Company	4.375%	6/01/46	BBB–	2,370,808

1,295	Pilgrim’s Pride Corporation, 144A	5.750%	3/15/25	BB	1,333,850
	Total Food Products				9,782,481

NUVEEN	71

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Gas Utilities – 0.2%

$1,250		Suburban Propane Partners LP	5.500%	6/01/24	BB–	$1,268,750

		Health Care Equipment & Supplies – 0.3%

400	EUR	Ephios Bondco PLC, 144A	6.250%	7/01/22	B+	475,306

1,375		GreatBatch Limited, 144A	9.125%	11/01/23	CCC+	1,347,500

1,000		Tenet Healthcare Corporation	4.375%	10/01/21	BB	995,000
		Total Health Care Equipment & Supplies				2,817,806

		Health Care Providers & Services – 0.7%

1,000		Community Health Systems, Inc.	6.875%	2/01/22	B	860,000

1,350		HCA Inc.	5.375%	2/01/25	BB	1,393,875

1,400		Kindred Healthcare Inc.	6.375%	4/15/22	B–	1,326,500

1,000		Mednax Inc., 144A	5.250%	12/01/23	BBB–	1,051,250

1,250		Select Medical Corporation	6.375%	6/01/21	B–	1,229,688
		Total Health Care Providers & Services				5,861,313

		Hotels, Restaurants & Leisure – 1.0%

1,500		1011778 BC ULC/New Red Finance Inc., 144A	6.000%	4/01/22	B–	1,571,250

1,550		Caesars Entertainment Resort Properties LLC	8.000%	10/01/20	B+	1,602,313

750		Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance Inc.	9.375%	5/01/22	B–	802,500

1,100		Grupo Posadas SAB de CV, 144A, (5)	7.875%	6/30/22	B+	1,141,250

1,100		International Game Technology PLC, 144A	6.250%	2/15/22	BB+	1,170,818

500		Scientific Games Corporation, 144A, (5)	7.000%	1/01/22	Ba3	528,750

1,450		Wynn Macau Limited, 144A	5.250%	10/15/21	Ba3	1,464,500
		Total Hotels, Restaurants & Leisure				8,281,381

		Household Durables – 1.9%

1,500		Beazer Homes USA, Inc., 144A	8.750%	3/15/22	B–	1,582,500

1,875		Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	B+	1,940,625

2,940		Harman International Industries, Inc.	4.150%	5/15/25	BBB–	3,043,150

1,750		KB Home	7.000%	12/15/21	B+	1,881,250

1,000		KB Home	7.625%	5/15/23	B+	1,065,000

2,505		Newell Brands Inc.	4.200%	4/01/26	BBB–	2,729,849

1,350		RSI Home Products Incorporated, 144A	6.500%	3/15/23	B+	1,424,250

1,740		William Lyon Homes Incorporated	8.500%	11/15/20	B–	1,818,300
		Total Household Durables				15,484,924

		Household Products – 0.2%

1,300		Kimberly-Clark de Mexico, S.A.B. de C.V, 144A	3.250%	3/12/25	A	1,290,621

		Independent Power & Renewable Electricity Producers – 1.2%

2,000		AES Corporation	7.375%	7/01/21	BB	2,290,000

1,000		Columbia Pipeline Group, Inc.	4.500%	6/01/25	A–	1,086,756

72	NUVEEN

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Independent Power & Renewable Electricity Producers (continued)

$1,250	Dynegy Inc.	6.750%	11/01/19	B+	$1,281,250

2,000	Dynegy Inc., (5)	7.625%	11/01/24	B+	1,964,000

895	GenOn Energy Inc.	9.500%	10/15/18	CCC+	707,050

1,500	GenOn Energy Inc.	9.875%	10/15/20	CCC+	1,117,500

1,500	NRG Energy Inc.	6.625%	3/15/23	BB–	1,515,000
	Total Independent Power & Renewable Electricity Producers				9,961,556

	Industrial Conglomerates – 0.2%

1,000	Alfa SAB de CV, 144A, (5)	5.250%	3/25/24	BBB–	1,065,000

1,000	Stena AB, 144A, (5)	7.000%	2/01/24	BB–	825,000
	Total Industrial Conglomerates				1,890,000

	Insurance – 3.2%

2,475	AFLAC Insurance	6.450%	8/15/40	A–	3,364,030

3,000	Fairfax US Inc., 144A	4.875%	8/13/24	BBB–	3,065,898

3,255	Genworth Holdings Inc.	4.800%	2/15/24	Ba3	2,677,237

3,370	Liberty Mutual Group Inc., 144A	4.950%	5/01/22	BBB	3,760,752

2,535	Lincoln National Corporation	4.000%	9/01/23	A–	2,703,035

3,015	Symetra Financial Corporation	4.250%	7/15/24	Baa1	3,131,741

2,075	Unum Group	4.000%	3/15/24	BBB	2,142,558

4,790	XLIT Limited	4.450%	3/31/25	BBB	4,864,834
	Total Insurance				25,710,085

	Internet Software & Services – 0.4%

2,865	eBay Inc.	3.800%	3/09/22	BBB+	3,064,000

	IT Services – 0.2%

1,730	Zayo Group LLC / Zayo Capital Inc.	6.000%	4/01/23	B–	1,812,175

	Machinery – 0.8%

1,500	BlueLine Rental Finance Corporation, 144A	7.000%	2/01/19	B+	1,308,750

3,280	Pentair Finance SA	4.650%	9/15/25	BBB–	3,460,885

1,784	Terex Corporation	6.000%	5/15/21	BB	1,824,140
	Total Machinery				6,593,775

	Marine – 0.3%

1,700	Eletson Holdings Inc., 144A	9.625%	1/15/22	B+	1,207,000

1,340	Navios Maritime Acquisition Corporation, 144A	8.125%	11/15/21	B+	984,900

820	Navios South American Logistics Inc., Finance US Inc., 144A	7.250%	5/01/22	B–	623,200
	Total Marine				2,815,100

	Media – 4.9%

2,750	21st Century Fox America Inc.	6.650%	11/15/37	BBB+	3,632,714

1,500	Altice S.A, 144A	7.750%	5/15/22	B	1,601,250

2,260	CBS Corporation	4.000%	1/15/26	BBB	2,398,407

NUVEEN	73

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Media (continued)

$1,175		Cequel Communication Holdings I, 144A	5.125%	12/15/21	B–	$1,175,000

2,560		Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation, 144A	4.908%	7/23/25	BBB	2,826,191

1,000		Clear Channel Communications, Inc.	11.250%	3/01/21	Caa1	772,500

1,790		Comcast Corporation	6.400%	5/15/38	A–	2,495,432

840		Cox Communications Inc., 144A	3.850%	2/01/25	BBB+	866,100

2,000		Cox Communications Inc., 144A	3.350%	9/15/26	BBB+	2,007,978

1,590		Dish DBS Corporation	5.875%	11/15/24	Ba3	1,570,125

1,000		Lamar Media Corporation	5.750%	2/01/26	Ba1	1,077,500

1,500		Lee Enterprises Inc., 144A	9.500%	3/15/22	B2	1,548,750

750		McClatchy Company	9.000%	12/15/22	B1	770,625

1,000		Midcontinent Communications Finance Company, 144A	6.250%	8/01/21	B	1,047,500

2,006		Numericable Group SA, 144A	6.000%	5/15/22	B+	2,046,120

1,000		Quebecor Media Inc.	5.750%	1/15/23	B+	1,040,000

1,500		Radio One Inc., 144A	7.375%	4/15/22	B	1,507,500

1,000		Sirius XM Radio Inc., 144A	5.750%	8/01/21	BB	1,047,000

1,805		Time Warner Inc.	3.875%	1/15/26	BBB+	1,956,205

1,750		Tribune Media Company	5.875%	7/15/22	BB–	1,770,781

750		Unitymedia KabelBW GmbH, 144A	6.125%	1/15/25	B	786,563

1,750	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	1,367,867

2,000		VTR Finance BV, 144A	6.875%	1/15/24	B+	2,070,000

1,750		WMG Acquisition Group, 144A	6.000%	1/15/21	Ba3	1,815,625
		Total Media				39,197,733

		Metals & Mining – 2.2%

1,000		AK Steel Corporation, (5)	7.625%	10/01/21	B–	962,500

1,400		Alcoa Inc.	5.400%	4/15/21	BBB–	1,498,000

1,400		Alcoa Nederland Holding BV, 144A	6.750%	9/30/24	BB–	1,454,250

1,500		Aleris International Inc., 144A	9.500%	4/01/21	B	1,616,250

1,220		Allegheny Technologies Inc.	7.875%	8/15/23	B	1,174,250

1,780		Anglogold Holdings PLC	6.500%	4/15/40	Baa3	1,815,600

1,500		ArcelorMittal, (5)	6.125%	6/01/25	BB+	1,635,000

500		Constellium N.V, 144A	8.000%	1/15/23	CCC+	503,750

1,450		Eldorado Gold Corporation, 144A	6.125%	12/15/20	BB–	1,460,150

935		First Quantum Minerals Limited, 144A	6.750%	2/15/20	B	864,875

2,150		Newmont Mining Corporation	3.500%	3/15/22	BBB	2,233,248

750		Novelis Corporation, 144A	5.875%	9/30/26	B	767,812

485		Teck Resources Limited, (5)	3.750%	2/01/23	B+	444,381

1,125		Xstrata Finance Canada Limited, 144A	6.900%	11/15/37	BBB–	1,212,188
		Total Metals & Mining				17,642,254

74	NUVEEN

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Multiline Retail – 0.1%

$1,000		J.C. Penney Company Inc.	8.125%	10/01/19	B+	$1,092,500

		Oil, Gas & Consumable Fuels – 8.0%

1,565		Anadarko Petroleum Corporation	6.200%	3/15/40	BBB	1,793,521

3,650		Apache Corporation	4.250%	1/15/44	BBB	3,554,370

1,200	CAD	Baytex Energy Corporation	6.625%	7/19/22	BB–	809,756

1,295		Berkshire Hathaway Energy Company	6.125%	4/01/36	A–	1,723,390

419		California Resources Corporation, 144A	8.000%	12/15/22	CCC+	278,635

1,025		Calumet Specialty Products	7.625%	1/15/22	CCC+	827,687

1,410		Canadian Natural Resources Limited	5.850%	2/01/35	BBB+	1,482,616

1,425		Concho Resources Inc.	5.500%	10/01/22	BB+	1,478,438

1,500		CONSOL Energy Inc.	5.875%	4/15/22	B	1,380,000

1,865		Continental Resources Inc., (5)	5.000%	9/15/22	BB+	1,860,338

1,000		Energy Transfer Equity LP	5.500%	6/01/27	BB+	995,000

2,315		EnLink Midstream Partners LP	4.150%	6/01/25	BBB–	2,217,370

500		EV Energy Partners LP / EV Energy Finance Corporation	8.000%	4/15/19	CCC+	336,250

1,400		Gibson Energy, 144A	6.750%	7/15/21	BB	1,431,500

910		Global Partners LP/GLP Finance	6.250%	7/15/22	B+	844,025

292		Halcon Resources Corporation., 144A	12.000%	2/15/22	B–	292,000

2,300		Hess Corporation, (5)	3.500%	7/15/24	BBB	2,256,601

775		Holly Energy Partners LP, 144A	6.000%	8/01/24	BB	802,125

2,415		Kinder Morgan Energy Partners, LP	4.250%	9/01/24	BBB-	2,486,938

2,375		Marathon Petroleum Corporation	3.625%	9/15/24	BBB	2,394,029

685		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	643,900

1,950		MEG Energy Corporation, 144A	6.375%	1/30/23	BB–	1,542,938

2,700		MPLX LP	4.875%	6/01/25	BBB–	2,791,354

1,200		Murphy Oil USA Inc.	6.000%	8/15/23	BB+	1,261,500

2,060		Newfield Exploration Company	5.375%	1/01/26	BB+	2,065,150

520		NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB–	488,800

625		Oasis Petroleum Inc., (5)	6.875%	3/15/22	B+	598,438

1,275		Petro Canada	6.800%	5/15/38	A–	1,677,423

1,250		Range Resources Corporation, 144A, (5)	5.000%	3/15/23	BB+	1,221,875

2,000		Reliance Holdings USA Inc., 144A	5.400%	2/14/22	BBB+	2,253,404

1,045		Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B+	961,400

1,345		Sabine Pass Liquefaction LLC	5.625%	2/01/21	BBB–	1,430,744

1,000		SM Energy Company	6.750%	9/15/26	B+	1,010,000

2,600		Southeast Supply Header LLC, 144A	4.250%	6/15/24	Baa2	2,569,362

1,445		Southwestern Energy Company	4.100%	3/15/22	BB	1,311,338

1,765		Summit Midstream Holdings LLC Finance	7.500%	7/01/21	B	1,826,775

1,520		Targa Resources Inc.	4.250%	11/15/23	BB–	1,468,700

NUVEEN	75

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Oil, Gas & Consumable Fuels (continued)

$2,585	Transocean Inc.	4.300%	10/15/22	BB–	$2,074,462

2,500	Valero Energy Corporation, (5)	3.400%	9/15/26	BBB	2,469,777

825	Vanguard Natural Resources Finance, (9)	7.875%	4/01/20	CCC–	410,437

500	Western Refining Inc.	6.250%	4/01/21	B	493,750

2,875	Woodside Finance Limited, 144A	3.650%	3/05/25	BBB+	2,900,536

1,135	WPX Energy Inc., (5)	7.500%	8/01/20	B	1,200,263
	Total Oil, Gas & Consumable Fuels				63,916,915

	Paper & Forest Products – 0.7%

2,100	Domtar Corporation	6.750%	2/15/44	BBB–	2,357,292

1,200	Mercer International Inc.	7.750%	12/01/22	B+	1,270,500

1,100	Millar Western Forest Products Ltd	8.500%	4/01/21	B–	578,875

1,250	Resolute Forest Products	5.875%	5/15/23	B+	1,084,375
	Total Paper & Forest Products				5,291,042

	Personal Products – 0.4%

1,915	International Paper Company	8.700%	6/15/38	BBB	2,837,454

	Pharmaceuticals – 0.5%

2,000	Endo Finance LLC, 144A	5.750%	1/15/22	B	1,855,000

2,450	Teva Pharmaceutical Finance III	3.150%	10/01/26	BBB	2,462,965
	Total Pharmaceuticals				4,317,965

	Professional Services – 0.2%

1,500	CEB Inc., 144A	5.625%	6/15/23	BB–	1,477,500

	Real Estate Management & Development – 0.4%

1,000	Crescent Communities LLC, 144A, (WI/DD)	8.875%	10/15/21	B+	1,012,500

500	Crescent Resources LLC, 144A	10.250%	8/15/17	B+	502,500

1,250	Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	1,284,375

705	Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	702,797
	Total Real Estate Management & Development				3,502,172

	Road & Rail – 0.3%

825	Avis Budget Car Rental, 144A	6.375%	4/01/24	B+	841,500

500	Herc Rentals, Inc., 144A, (5)	7.750%	6/01/24	B+	513,750

1,350	Watco Companies LLC Finance, 144A	6.375%	4/01/23	B	1,363,500
	Total Road & Rail				2,718,750

	Software – 0.5%

1,000	SS&C Technologies Holdings, Inc.	5.875%	7/15/23	B+	1,052,500

2,500	Total System Services Inc.	3.750%	6/01/23	BBB–	2,566,225
	Total Software				3,618,725

76	NUVEEN

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Specialty Retail – 1.6%

$2,000	AutoNation Inc.	4.500%	10/01/25	BBB–	$2,120,890

2,745	Bed Bath and Beyond Incorporated, (5)	4.915%	8/01/34	BBB+	2,794,929

1,175	Guitar Center Inc., 144A	6.500%	4/15/19	B2	1,034,000

1,500	L Brands, Inc.	6.875%	11/01/35	BB+	1,635,000

4,485	Signet UK Finance PLC	4.700%	6/15/24	BBB–	4,320,320

1,000	The Men’s Warehouse Inc.	7.000%	7/01/22	B2	935,000
	Total Specialty Retail				12,840,139

	Technology Hardware, Storage & Peripherals – 0.7%

2,970	Hewlett Packard Enterprise Co, 144A	4.900%	10/15/25	A–	3,171,663

950	NCR Corporation	6.375%	12/15/23	BB	1,004,625

1,425	Western Digital Corporation, 144A	7.375%	4/01/23	BBB–	1,563,938
	Total Technology Hardware, Storage & Peripherals				5,740,226

	Textiles, Apparel & Luxury Goods – 0.3%

2,195	Levi Strauss & Company	5.000%	5/01/25	BB	2,288,288

	Thrifts & Mortgage Finance – 0.2%

1,500	Radian Group Inc.	7.000%	3/15/21	BB	1,681,875

	Trading Companies & Distributors – 0.3%

1,995	Air Lease Corporation	3.875%	4/01/21	BBB–	2,109,713

	Wireless Telecommunication Services – 1.9%

1,500	Altice Financing SA, 144A	6.625%	2/15/23	BB–	1,539,375

2,000	Colombia Telecommunicaciones S.A. ESP, 144A	8.500%	9/30/65	B	1,740,000

1,250	Digicel Group, Limited, 144A	8.250%	9/30/20	B–	1,085,938

3,000	ENTEL Chile SA, 144A	4.750%	8/01/26	BBB	3,038,202

1,000	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	1,020,000

500	Hughes Satellite Systems Corporation, 144A	6.625%	8/01/26	BB–	482,500

2,100	Millicom International Cellular SA, 144A	6.000%	3/15/25	BB+	2,110,500

1,500	Sprint Corporation	7.250%	9/15/21	B+	1,507,500

1,350	Telecom Italia SpA, 144A	5.303%	5/30/24	BBB–	1,380,200

1,050	T-Mobile USA Inc.	6.731%	4/28/22	BB	1,102,500
	Total Wireless Telecommunication Services				15,006,715
	Total Corporate Bonds (cost $562,854,858)				578,887,849

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 7.6%

	Banks – 4.4%

$1,590	Australia and New Zealand Banking Group Limited of the United Kingdom, 144A, (5), (11)	6.750%	N/A (10)	Baa1	$1,749,248

1,000	Banco Bilbao Vizcaya Argentaria S.A, Reg S, (11)	9.000%	N/A (10)	BB	1,025,000

NUVEEN	77

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Banks (continued)

$1,695	Bank of America Corporation, (5)	6.300%	N/A (10)	BB+	$1,841,194

1,895	Barclays PLC, (5), (11)	8.250%	N/A (10)	BB+	1,892,631

2,445	BNP Paribas, 144A, (11)	7.625%	N/A (10)	BBB–	2,524,463

1,965	Citigroup Inc.	6.250%	N/A (10)	BB+	2,116,672

2,000	Cobank Agricultural Credit Bank	6.250%	N/A (10)	BBB+	2,190,182

2,000	Credit Agricole SA, 144A, (5), (11)	8.125%	N/A (10)	BB+	2,120,000

2,410	HSBC Holdings PLC, (5), (11)	6.875%	N/A (10)	BBB	2,524,475

2,000	ING Groep N.V, (5), (11)	6.000%	N/A (10)	BBB–	1,943,750

1,300	Intesa Sanpaolo SpA, 144A, (11)	7.700%	N/A (10)	Ba3	1,137,500

2,000	JPMorgan Chase & Company, (5)	6.750%	N/A (10)	BBB–	2,230,000

2,413	Lloyd’s Banking Group PLC, (5), (11)	7.500%	N/A (10)	BB+	2,491,905

1,600	Nordea Bank AB, 144A, (11)	6.125%	N/A (10)	BBB	1,556,000

2,000	Societe Generale, 144A, (11)	7.375%	N/A (10)	BB+	1,960,000

1,880	Standard Chartered PLC, 144A, (5), (11)	7.500%	N/A (10)	Ba1	1,863,080

3,870	SunTrust Bank Inc., (5)	5.625%	N/A (10)	Baa3	4,000,613
34,063	Total Banks				35,166,713

	Capital Markets – 0.6%

2,330	Goldman Sachs Group Inc.	5.300%	N/A (10)	Ba1	2,388,250

2,800	UBS Group AG, Reg S, (11)	7.125%	N/A (10)	BB+	2,838,500
5,130	Total Capital Markets				5,226,750

	Commercial Services & Supplies – 0.2%

1,550	AerCap Global Aviation Trust, 144A, (5)	6.500%	6/15/45	BB	1,592,625

	Consumer Finance – 0.7%

1,620	American Express Company	5.200%	N/A (10)	Baa2	1,634,175

3,920	Capital One Financial Corporation	5.550%	N/A (10)	Baa3	3,988,600
5,540	Total Consumer Finance				5,622,775

	Diversified Financial Services – 0.4%

3,110	BNP Paribas, 144A, (11)	7.375%	N/A (10)	BBB–	3,102,225

	Electric Utilities – 0.3%

2,720	Electricite de France, 144A	5.250%	N/A (10)	BBB	2,659,072

	Food Products – 0.4%

2,780	Land O’ Lakes Incorporated, 144A	8.000%	N/A (10)	BB	2,877,300

	Industrial Conglomerates – 0.4%

1,000	OAS Financial Limited, 144A	0.000%	N/A (10)	N/R	45,000

3,086	General Electric Company	5.000%	N/A (10)	A	3,281,652
4,086	Total Industrial Conglomerates				3,326,652

78	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Insurance – 0.2%

$1,500	Allstate Corporation	5.750%	8/15/53	Baa1	$1,610,625
$60,479	Total $1,000 Par (or similar) Institutional Preferred (cost $59,962,364)				61,184,737

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 10.6%

$1,022	321 Henderson Receivables LLC, Series 2010-3A, 144A	3.820%	12/15/48	Aaa	$1,057,844

2,332	American Homes 4 Rent, Series 2014-SFR2, 144A	3.786%	10/17/36	Aaa	2,520,624

2,270	AmeriCold LLC Trust, Series 2010, 144A	6.811%	1/14/29	A+	2,552,040

30	Bank of America Alternative Loan Trust, Series 2005-5 2 CB1	6.000%	6/25/35	Caa1	29,870

1,200	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	4.512%	9/17/48	A–	1,255,810

770	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/17/48	BBB–	603,488

2,400	Barclays Commercial Mortgage, Mortgage Pass-Through Certificates, Series 2015-STP, 144A	4.427%	9/10/28	BBB–	2,406,854

4,511	Colony American Homes Trust 2014-1A, 144A	1.681%	5/17/31	Aaa	4,513,080

3,000	Commercial Mortgage Pass-Through Certificates, Series 2014-SAVA, 144A	2.925%	6/15/34	A	2,966,587

3,940	Commercial Mortgage Pass-Through Certificates 2015-CR22	4.264%	3/12/48	A–	4,045,802

3,260	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26	4.645%	10/10/48	A–	3,278,010

159	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-24CB	5.000%	11/25/19	BB+	159,845

17	Countrywide Asset Backed Certificates, Series 2007-4 A2	5.530%	3/25/29	Caa1	16,562

338	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-2	2.610%	2/25/34	BB+	324,714

944	Countrywide Home Loans Mortgage, Series 2005-27	5.500%	1/25/23	Caa1	868,143

150	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AA+	157,881

260	Fannie Mae Mortgage Interest Strips 366 25, (I/O)	5.000%	9/01/24	Aaa	14,747

914	Fannie Mae Mortgage Pool 255956	5.500%	10/01/25	Aaa	1,029,138

102	Fannie Mae Mortgage Pool 256890	6.000%	9/01/37	Aaa	109,470

114	Fannie Mae Mortgage Pool 725205	5.000%	3/01/34	Aaa	127,150

29	Fannie Mae Mortgage Pool 725553	2.593%	9/01/33	Aaa	31,146

160	Fannie Mae Mortgage Pool 725773	5.500%	9/01/34	Aaa	182,221

63	Fannie Mae Mortgage Pool 735060	6.000%	11/01/34	Aaa	72,314

51	Fannie Mae Mortgage Pool 735606	2.323%	5/01/35	Aaa	53,079

48	Fannie Mae Mortgage Pool 745101	6.000%	4/01/32	Aaa	53,839

234	Fannie Mae Mortgage Pool 745324	6.000%	3/01/34	Aaa	263,342

234	Fannie Mae Mortgage Pool 745548	2.677%	1/01/35	Aaa	242,087

50	Fannie Mae Mortgage Pool 824163	5.500%	4/01/35	Aaa	56,772

64	Fannie Mae Mortgage Pool 831377	6.500%	4/01/36	Aaa	73,424

NUVEEN	79

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$68		Fannie Mae Mortgage Pool 838948	2.427%	8/01/35	Aaa	$70,598

37		Fannie Mae Mortgage Pool 852909	6.500%	4/01/36	Aaa	42,139

—	(12)	Fannie Mae Mortgage Pool 889618	5.500%	5/01/38	Aaa	176

106		Fannie Mae Mortgage Pool 893318	6.500%	8/01/36	Aaa	122,242

14		Fannie Mae Mortgage Pool 905597	5.678%	12/01/36	Aaa	14,679

65		Fannie Mae Mortgage Pool 944340	6.000%	6/01/37	Aaa	74,093

56		Fannie Mae Mortgage Pool 946228	6.159%	9/01/37	Aaa	60,101

—	(12)	Fannie Mae Mortgage Pool 985344	5.500%	7/01/38	Aaa	94

280		Fannie Mae Mortgage Pool AA0005	5.500%	11/01/38	Aaa	316,823

247		Fannie Mae Mortgage Pool AA0889	5.500%	12/01/38	Aaa	279,477

23		Fannie Mae Mortgage Pool AL1187	5.500%	7/01/24	Aaa	22,915

3,695		Fannie Mae TBA Mortgage Pool, (WI/DD)	4.000%	TBA	Aaa	3,968,516

13,060		Fannie Mae TBA Mortgage Pool, (WI/DD)	3.500%	TBA	Aaa	13,782,379

5,000		Fannie Mae TBA Mortgage Pool, (WI/DD)	3.000%	TBA	Aaa	5,198,438

38		FDIC Structures Sale Guaranteed Notes, Series 2010-S1, 144A	1.074%	2/25/48	Aaa	37,504

10		Federal Home Loan Mortgage Corporation, Mortgage Pool 1B3220	2.654%	1/01/37	Aaa	11,022

—	(12)	Federal Home Loan Mortgage Corporation, Series 2376	5.500%	11/15/16	Aaa	319

348		Freddie Mac Gold Pool 1L0117	2.912%	10/01/29	Aaa	363,951

139		Freddie Mac Gold Pool 847240	2.677%	7/01/30	Aaa	144,632

84		Freddie Mac Gold Pool 847411	2.651%	5/01/33	Aaa	88,892

520		Freddie Mac Gold Pool 1K1238	2.776%	7/01/36	Aaa	550,834

292		Freddie Mac Mortgage Pool, Various A17212	6.500%	7/01/31	Aaa	335,446

65		Freddie Mac Mortgage Pool, Various H09059	7.000%	8/01/37	Aaa	71,983

1,405		Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.484%	5/25/45	AA	1,442,376

16		Freddie Mac Non Gold Participation Certificates 847681	2.530%	12/01/36	Aaa	17,134

3,430		Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2015-GC32	3.345%	7/10/48	BBB–	2,607,186

45		Government National Mortgage Association, Guaranteed REMIC Pass-Through Securities and MX Securities Trust	4.500%	5/16/38	Aaa	46,238

1,346		Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2000-3	8.000%	10/25/30	CCC	1,164,368

187		IndyMac INDX Mortgage Loan Trust, Pass-Through Certificates, Series 2005-AR1	2.901%	3/25/35	BBB+	186,927

3,910		Invitation Homes Trust 2014-SFR1, 144A	3.131%	6/19/31	Baa2	3,959,808

848		JPMorgan Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-S1	0.805%	6/25/37	Caa1	763,214

1,370		JPMorgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates 2015-C29	3.842%	5/15/48	BBB–	1,009,094

2,549		JPMorgan Madison Avenue Securities Trust, Mortgage Pass-Through Certificates, Series 2014-1, 144A	2.775%	11/25/24	BBB	2,553,879

80	NUVEEN

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$219		Lehman Mortgage Trust, Mortgage Pass-Through Certificates, Series 2008-6	5.272%	4/25/38	A+	$219,474

2,506		Master RePerforming Loan Trust 2005-1, 144A	7.500%	8/25/34	B1	2,539,874

71		Merrill Lynch Mortgage Investors Inc., Commercial Mortgage Pass-Through Certificates, Series 2006	5.204%	12/12/49	Aa1	70,499

1,955		Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, 144A	4.384%	4/17/48	BBB–	1,601,015

3,860		New Residential Advance Receivable Trust , Series 2016-T1, 144A	4.377%	6/15/49	BBB	3,868,645

3,900		OMART Receivables Trust, Series 2016-T2, 144A	4.446%	8/16/49	BBB	3,889,031

104		Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QS12	5.500%	8/25/35	Caa2	93,054

338		Wachovia Mortgage Loan Trust LLC, Mortgage Pass-Through Certificates, Series 2005-B	2.938%	10/20/35	D	291,878

234		Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2004-RA3	6.326%	8/25/38	AA	245,968

3,430		Wells Fargo Commercial Mortgage Trust, Commercial Mortgage-Pass-Through Certificates, Series 2015-C26 , 144A	3.586%	2/18/48	BBB–	2,504,159

15		Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2	3.039%	2/25/35	A+	15,364

1,352		Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-C15, 144A	4.629%	8/17/46	BBB–	1,236,512
$85,903		Total Asset-Backed and Mortgage-Backed Securities (cost $84,080,922)				84,948,833

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		SOVEREIGN DEBT – 4.6%

		Argentina – 0.2%

$1,000		Republic of Argentina, 144A, (5)	7.625%	4/22/46	B	$1,128,000

		Dominican Republic – 0.3%

2,500		Dominican Republic, 144A	5.500%	1/27/25	BB–	2,650,000

		Hungary – 0.5%

902,000	HUF	Republic of Hungary	5.500%	6/24/25	BBB–	3,995,301

		Mexico – 1.4%

34,700	MXN	Mexico Bonos de DeSarrollo	8.500%	12/13/18	A	1,898,294

159,550	MXN	Mexico Bonos de DeSarrollo	8.000%	12/07/23	A	9,250,759
		Total Mexico				11,149,053

		South Africa – 1.8%

124,375	ZAR	Republic of South Africa	6.750%	3/31/21	Baa2	8,635,808

50,650	ZAR	Republic of South Africa	10.500%	12/21/26	BBB+	4,143,789

1,800		Republic of South Africa, (WI/DD)	5.000%	10/12/46	Baa2	1,811,250
		Total South Africa				14,590,847

NUVEEN	81

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Sri Lanka – 0.3%

$2,100	Republic of Sri Lanka, 144A	6.850%	11/03/25	B+	$2,253,326

	Uruguay – 0.1%

850	Republic of Uruguay	5.100%	6/18/50	BBB	881,875
	Total Sovereign Debt (cost $38,255,042)				36,648,402
	Total Long-Term Investments (cost $763,106,864)				777,615,114

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 7.0%

	Money Market Funds – 7.0%

56,287,061	Mount Vernon Securities Lending Trust Prime Portfolio, (14)	0.678% (13)			$56,287,061
	Total Investments Purchased with Collateral from Securities Lending (cost $56,287,061)				56,287,061

Shares	Description (1)	Coupon			Value

	SHORT-TERM INVESTMENTS – 4.2%

	Money Market Funds – 4.2%

33,773,585	First American Treasury Obligations Fund, Class Z	0.224% (13)			$33,773,585
	Total Short-Term Investments (cost $33,773,585)				33,773,585
	Total Investments (cost $853,167,510) – 108.4%				867,675,760
	Other Assets Less Liabilities – (8.4)% (15)				(67,289,773)
	Net Assets – 100%				$800,385,987

Investments in Derivatives as of September 30, 2016

Forward Foreign Currency Exchange Contracts

Counterparty	Currency Contracts to Deliver	Notional Amount (Local Currency)	In Exchange For Currency	Notional Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Bank of America, N.A.	Mexican Peso	300,530,000	U.S. Dollar	16,434,978	10/28/16	$987,702
Bank of America, N.A.	Mexican Peso	1,380,000	U.S. Dollar	69,899	10/28/16	(1,033)
Bank of America, N.A.	U.S. Dollar	4,222,235	Mexican Peso	78,800,000	10/28/16	(171,906)
Bank of America, N.A.	U.S. Dollar	79,717	Mexican Peso	1,550,000	10/28/16	(47)
Citigroup Global Markets, Inc.	Euro	410,000	U.S. Dollar	460,669	11/30/16	(1,197)
Citigroup Global Markets, Inc.	Japanese Yen	637,000,000	U.S. Dollar	6,368,408	10/28/16	79,179
Citigroup Global Markets, Inc.	U.S. Dollar	6,278,584	Japanese Yen	637,000,000	10/28/16	10,645
Goldman Sacks Bank, N.A.	Canadian Dollar	4,169,000	U.S. Dollar	3,173,407	11/30/16	(5,735)
Morgan Stanley Capital Services LLC	Hungarian Forint	1,106,000,000	U.S. Dollar	4,061,885	11/30/16	27,845
Morgan Stanley Capital Services LLC	South African Rand	174,100,000	U.S. Dollar	12,278,635	11/15/16	(293,752)
						$631,701

82	NUVEEN

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(154)	12/16	$(18,713,406)	$32,484	$(66,822)
U.S. Treasury 10-Year Note	Short	(938)	12/16	(122,995,250)	377,527	(35,284)
U.S. Treasury Long Bond	Long	10	12/16	1,681,562	(14,687)	21,849
U.S. Treasury Ultra Bond	Long	230	12/16	42,291,250	(495,938)	(631,166)
				$(97,735,844)	$(100,614)	$(711,423)
*	Total aggregate Notional Amount at Value of long and short positions is $43,972,812 and $(141,708,656).

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Tem Investments:
Common Stocks	$—	$—	$5,993		$5,993
Convertible Preferred Securities	1,293,175	—	—		1,293,175
Variable Rate Senior Loan Interests	—	12,426,475	—		12,426,475
$25 Par (or similar) Retail Preferred	—	2,219,650	—		2,219,650
Corporate Bonds	—	578,887,849	—	*	578,887,849
$1,000 Par (or similar) Institutional Preferred	—	61,184,737	—		61,184,737
Asset-Backed and Mortgage-Backed Securities	—	84,948,833	—		84,948,833
Sovereign Debt	—	36,648,402	—		36,648,402
Investments Purchased with Collateral from Securities Lending	56,287,061	—	—		56,287,061
Short-Term Investments:
Money Market Funds	33,773,585	—	—		33,773,585
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts**	—	631,701	—		631,701
Futures Contracts**	(711,423)	—	—		(711,423)
Total	$90,642,398	$776,947,647	$5,993		$867,596,038
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

NUVEEN	83

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

As of September 30, 2016, the cost of investments (excluding investments in derivatives) was $852,778,728.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$33,205,172
Depreciation	(18,308,140)
Net unrealized appreciation (depreciation) of investments	$14,897,032

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $54,135,145.

(6)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(7)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(8)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(9)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(10)	Perpetual security. Maturity date is not applicable.

(11)	Contingent Capital Securities (CoCos) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was $28,728,777, representing 3.6% and 3.3% of Net Assets and Total Investments, respectively.

(12)	Principal Amount (000) rounds to less than $1,000.

(13)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(14)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(15)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(I/O)	Interest only security.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

CAD	Canadian Dollar

EUR	Euro

HUF	Hungarian Forint

MXN	Mexican Peso

ZAR	South African Rand

84	NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: November 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2016